JPMorgan BetaBuilders U.S. Aggregate Bond ETF
Schedule of Portfolio Investments as of May 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 41.0%
U.S. Treasury Bonds
6.88%, 8/15/2025	638,000	671,345
6.13%, 11/15/2027	2,134,000	2,329,895
5.25%, 11/15/2028	2,000,000	2,136,250
6.13%, 8/15/2029	2,100,000	2,367,586
5.38%, 2/15/2031	3,169,000	3,518,580
4.50%, 2/15/2036	2,903,000	3,171,074
4.75%, 2/15/2037	1,825,000	2,041,719
5.00%, 5/15/2037	3,774,000	4,318,871
4.38%, 2/15/2038	3,008,000	3,229,840
4.50%, 5/15/2038	2,165,000	2,352,070
3.50%, 2/15/2039	3,338,000	3,226,386
4.25%, 5/15/2039	2,259,000	2,383,951
4.50%, 8/15/2039	996,000	1,080,971
4.38%, 11/15/2039	356,000	380,141
4.63%, 2/15/2040	2,298,000	2,526,364
1.13%, 5/15/2040	12,425,000	8,076,250
4.38%, 5/15/2040	679,000	723,984
1.13%, 8/15/2040	5,514,000	3,554,807
3.88%, 8/15/2040	3,282,000	3,282,513
1.38%, 11/15/2040	10,468,400	7,022,006
1.88%, 2/15/2041	7,837,000	5,713,663
2.25%, 5/15/2041	4,606,000	3,563,892
1.75%, 8/15/2041	5,023,000	3,544,354
2.00%, 11/15/2041	4,847,000	3,563,302
2.38%, 2/15/2042	5,611,000	4,389,731
3.13%, 2/15/2042	1,236,000	1,093,860
3.00%, 5/15/2042	1,359,000	1,175,960
2.75%, 8/15/2042	1,561,000	1,294,410
3.38%, 8/15/2042	3,064,000	2,800,209
4.00%, 11/15/2042	562,000	562,527
3.13%, 2/15/2043	446,000	391,295
2.88%, 5/15/2043	1,558,000	1,310,668
2.50%, 2/15/2045	3,499,000	2,717,739
3.00%, 5/15/2045	38,000	32,229
2.88%, 8/15/2045	3,566,000	2,955,880
2.50%, 5/15/2046	6,353,000	4,901,737
2.25%, 8/15/2046	2,532,000	1,855,481
3.00%, 2/15/2047	174,000	147,003
3.00%, 5/15/2047	4,235,000	3,579,898
2.75%, 11/15/2047	2,911,000	2,349,723
3.13%, 5/15/2048	4,139,000	3,580,882
3.38%, 11/15/2048	2,778,000	2,517,562
2.25%, 8/15/2049	1,420,000	1,031,719
2.38%, 11/15/2049	3,148,000	2,351,162
2.00%, 2/15/2050	4,512,000	3,089,310
1.25%, 5/15/2050	19,756,400	11,085,193
1.38%, 8/15/2050	5,821,000	3,373,451
1.63%, 11/15/2050	13,750,000	8,522,852

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
1.88%, 2/15/2051	3,093,000	2,044,280
2.38%, 5/15/2051	4,842,000	3,599,724
2.00%, 8/15/2051	4,739,000	3,225,482
1.88%, 11/15/2051	5,484,000	3,610,871
2.25%, 2/15/2052	5,288,000	3,815,622
2.88%, 5/15/2052	4,348,000	3,603,405
3.00%, 8/15/2052	3,250,000	2,764,531
4.00%, 11/15/2052	769,000	791,109
U.S. Treasury Notes
2.25%, 1/31/2024	10,000	9,800
2.50%, 1/31/2024	11,000	10,800
0.13%, 2/15/2024	6,869,000	6,622,145
1.50%, 2/29/2024	338,000	328,679
2.13%, 2/29/2024	10,000	9,769
2.38%, 2/29/2024	3,723,000	3,644,323
0.25%, 3/15/2024	9,742,000	9,369,825
2.13%, 3/31/2024	100,000	97,465
0.38%, 4/15/2024	3,336,000	3,198,260
2.00%, 4/30/2024	195,000	189,302
2.25%, 4/30/2024	661,000	643,029
0.25%, 5/15/2024	2,374,000	2,264,017
2.50%, 5/15/2024	110,000	107,177
2.50%, 5/31/2024	96,000	93,465
1.75%, 6/30/2024	1,957,000	1,887,664
3.00%, 6/30/2024	2,917,000	2,850,912
0.38%, 7/15/2024	1,892,000	1,796,291
1.75%, 7/31/2024	10,000	9,630
3.00%, 7/31/2024	859,000	839,136
0.38%, 8/15/2024	2,291,000	2,168,038
2.38%, 8/15/2024	2,800,000	2,714,359
1.25%, 8/31/2024	3,403,000	3,250,663
1.88%, 8/31/2024	3,157,000	3,039,106
3.25%, 8/31/2024	3,093,000	3,028,724
0.38%, 9/15/2024	20,119,000	18,984,163
1.50%, 9/30/2024	100,000	95,684
0.63%, 10/15/2024	3,171,000	2,993,498
1.50%, 10/31/2024	1,309,000	1,250,044
0.75%, 11/15/2024	3,757,000	3,545,082
1.50%, 11/30/2024	8,182,000	7,799,747
4.50%, 11/30/2024	2,500,000	2,489,746
4.25%, 12/31/2024	2,417,000	2,399,345
1.38%, 1/31/2025	723,000	685,438
2.50%, 1/31/2025	450,000	434,531
4.13%, 1/31/2025	3,311,000	3,282,805
1.50%, 2/15/2025	1,617,000	1,534,887
2.00%, 2/15/2025	2,745,000	2,628,337
1.13%, 2/28/2025	1,153,000	1,086,657
2.75%, 2/28/2025	2,698,000	2,615,901
4.63%, 2/28/2025	2,485,000	2,486,456

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
1.75%, 3/15/2025	815,000	775,842
0.50%, 3/31/2025	4,602,000	4,280,759
2.63%, 3/31/2025	3,103,000	3,000,334
3.88%, 3/31/2025	3,584,000	3,542,560
2.63%, 4/15/2025	1,535,000	1,483,554
0.38%, 4/30/2025	3,855,000	3,568,586
2.88%, 4/30/2025	3,668,000	3,559,966
3.88%, 4/30/2025	3,591,000	3,552,004
2.13%, 5/15/2025	3,727,000	3,565,400
2.75%, 5/15/2025	3,682,000	3,565,355
0.25%, 5/31/2025	3,876,300	3,570,284
2.88%, 5/31/2025	6,189,000	6,006,956
4.25%, 5/31/2025	3,579,000	3,569,074
2.88%, 6/15/2025	3,628,000	3,520,577
0.25%, 6/30/2025	2,194,000	2,017,794
2.75%, 6/30/2025	2,047,000	1,981,272
3.00%, 7/15/2025	849,000	825,785
0.25%, 7/31/2025	2,508,000	2,299,131
2.00%, 8/15/2025	1,245,000	1,184,793
0.25%, 8/31/2025	3,416,000	3,123,505
0.25%, 9/30/2025	17,277,000	15,777,410
0.25%, 10/31/2025	16,549,000	15,059,590
3.00%, 10/31/2025	621,000	603,777
0.38%, 11/30/2025	4,047,000	3,685,299
0.38%, 12/31/2025	1,436,000	1,306,087
2.63%, 12/31/2025	1,319,000	1,269,744
0.38%, 1/31/2026	15,746,000	14,273,503
1.63%, 2/15/2026	516,000	483,226
0.50%, 2/28/2026	28,667,000	26,006,344
2.50%, 2/28/2026	2,554,000	2,448,647
0.75%, 3/31/2026	3,462,000	3,160,157
2.25%, 3/31/2026	2,524,000	2,402,532
3.75%, 4/15/2026	3,576,000	3,544,710
1.50%, 8/15/2026	3,286,000	3,038,523
0.75%, 8/31/2026	3,642,000	3,284,060
1.38%, 8/31/2026	2,823,000	2,598,704
1.63%, 9/30/2026	2,543,000	2,357,639
1.13%, 10/31/2026	12,866,000	11,708,060
1.63%, 10/31/2026	3,270,000	3,026,794
2.00%, 11/15/2026	4,191,000	3,925,788
1.25%, 11/30/2026	3,876,000	3,535,033
1.63%, 11/30/2026	3,527,000	3,260,271
1.25%, 12/31/2026	3,886,000	3,540,207
1.75%, 12/31/2026	3,809,000	3,533,145
1.50%, 1/31/2027	3,858,000	3,538,509
2.25%, 2/15/2027	3,748,000	3,532,490
1.13%, 2/28/2027	3,924,000	3,545,395
1.88%, 2/28/2027	3,810,000	3,538,835
0.63%, 3/31/2027	4,017,000	3,551,593

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
2.50%, 3/31/2027	3,727,000	3,540,359
0.50%, 4/30/2027	4,051,800	3,555,454
2.75%, 4/30/2027	3,703,000	3,547,069
2.38%, 5/15/2027	3,762,000	3,553,033
0.50%, 5/31/2027	5,093,000	4,456,773
2.63%, 5/31/2027	3,681,000	3,507,590
0.50%, 6/30/2027	4,062,000	3,545,999
0.38%, 7/31/2027	6,133,000	5,312,711
2.75%, 7/31/2027	73,000	69,829
2.25%, 8/15/2027	2,000,000	1,875,156
0.50%, 8/31/2027	4,096,000	3,559,680
0.38%, 9/30/2027	3,828,000	3,300,454
0.50%, 10/31/2027	8,580,000	7,419,689
4.13%, 10/31/2027	17,000	17,177
2.25%, 11/15/2027	668,000	625,050
0.63%, 11/30/2027	12,953,000	11,242,799
3.88%, 11/30/2027	539,000	539,926
0.63%, 12/31/2027	974,000	843,499
3.88%, 12/31/2027	2,149,000	2,152,526
0.75%, 1/31/2028	9,268,000	8,060,988
3.50%, 1/31/2028	3,070,000	3,028,747
2.75%, 2/15/2028	819,000	781,441
1.13%, 2/29/2028	2,011,000	1,777,535
4.00%, 2/29/2028	2,964,000	2,990,398
1.25%, 3/31/2028	4,018,000	3,566,603
3.63%, 3/31/2028	3,579,000	3,551,878
1.25%, 4/30/2028	4,028,000	3,569,815
3.50%, 4/30/2028	3,609,000	3,563,042
2.88%, 5/15/2028	3,724,000	3,568,930
1.25%, 5/31/2028	4,040,000	3,574,769
3.63%, 5/31/2028	3,594,000	3,573,784
1.25%, 6/30/2028	4,024,000	3,553,695
1.00%, 7/31/2028	9,945,000	8,652,150
2.88%, 8/15/2028	3,704,000	3,542,818
1.13%, 8/31/2028	4,078,000	3,565,064
1.25%, 9/30/2028	4,061,000	3,566,066
1.38%, 10/31/2028	3,085,000	2,723,236
1.50%, 11/30/2028	1,755,000	1,557,562
1.38%, 12/31/2028	5,721,000	5,036,268
1.75%, 1/31/2029	2,139,000	1,919,084
2.63%, 2/15/2029	3,212,000	3,021,789
1.88%, 2/28/2029	3,457,000	3,120,213
2.38%, 3/31/2029	845,000	783,473
2.88%, 4/30/2029	3,141,000	2,992,293
2.38%, 5/15/2029	2,852,000	2,641,888
2.75%, 5/31/2029	3,173,000	3,001,212
3.25%, 6/30/2029	2,718,000	2,642,406
2.63%, 7/31/2029	1,038,000	974,017
1.63%, 8/15/2029	5,982,000	5,297,809

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
3.13%, 8/31/2029	3,128,000	3,018,764
3.88%, 9/30/2029	1,215,000	1,223,068
4.00%, 10/31/2029	3,495,000	3,544,148
1.75%, 11/15/2029	3,646,000	3,248,928
3.88%, 11/30/2029	491,000	494,606
3.50%, 1/31/2030	181,000	178,540
1.50%, 2/15/2030	6,212,000	5,409,293
4.00%, 2/28/2030	3,466,000	3,521,781
3.63%, 3/31/2030	3,552,000	3,533,685
3.50%, 4/30/2030	3,590,000	3,545,125
0.63%, 5/15/2030	23,466,000	19,077,125
0.63%, 8/15/2030	5,451,000	4,408,496
0.88%, 11/15/2030	8,617,000	7,084,790
1.13%, 2/15/2031	3,907,000	3,266,008
1.63%, 5/15/2031	4,120,000	3,552,856
1.25%, 8/15/2031	4,105,000	3,414,847
1.38%, 11/15/2031	8,156,000	6,819,181
1.88%, 2/15/2032	3,751,000	3,259,853
2.88%, 5/15/2032	3,000,000	2,822,344
2.75%, 8/15/2032	2,929,000	2,723,970
4.13%, 11/15/2032	2,190,000	2,271,441
3.50%, 2/15/2033	3,572,000	3,529,582
3.38%, 5/15/2033	2,976,000	2,912,295
Total U.S. Treasury Obligations (Cost $784,517,364)		734,084,294
Mortgage-Backed Securities — 27.1%
FHLMC Gold Pools, 15 Year
Pool # J10548, 4.00%, 8/1/2024	6,103	6,006
Pool # J15449, 4.00%, 5/1/2026	44,830	44,040
Pool # G14781, 3.50%, 3/1/2027	25,523	24,941
Pool # G15201, 4.00%, 5/1/2027	6,707	6,606
Pool # J20129, 2.50%, 8/1/2027	51,564	49,420
Pool # G15438, 4.00%, 9/1/2027	6,529	6,429
Pool # G15602, 2.50%, 11/1/2027	36,153	34,678
Pool # E09028, 2.00%, 3/1/2028	65,831	62,304
Pool # J23362, 2.00%, 4/1/2028	63,515	60,041
Pool # G18466, 2.00%, 5/1/2028	9,048	8,551
Pool # G18465, 2.50%, 5/1/2028	17,151	16,384
Pool # G15601, 2.50%, 1/1/2029	37,469	35,806
Pool # G14957, 3.50%, 1/1/2029	83,010	80,509
Pool # G16570, 4.00%, 7/1/2029	4,610	4,540
Pool # G18540, 2.50%, 2/1/2030	23,517	22,085
Pool # G18556, 2.50%, 6/1/2030	30,746	28,871
Pool # V60840, 3.00%, 6/1/2030	7,920	7,633
Pool # G16622, 3.00%, 11/1/2030	30,847	29,723
Pool # G16019, 3.50%, 12/1/2030	10,638	10,389
Pool # G16044, 2.50%, 1/1/2032	86,546	81,040
Pool # J36524, 3.00%, 3/1/2032	94,925	90,380
Pool # J36660, 3.00%, 3/1/2032	31,486	29,983

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # J38270, 2.50%, 1/1/2033	244,978	228,164
Pool # G16568, 2.50%, 4/1/2033	108,882	101,413
FHLMC Gold Pools, 30 Year
Pool # V81680, 4.50%, 12/1/2034	71,219	70,736
Pool # A30892, 5.00%, 1/1/2035	53,458	53,474
Pool # A39210, 5.50%, 10/1/2035	20,567	21,152
Pool # V83754, 5.50%, 1/1/2036	31,498	32,391
Pool # A82255, 5.50%, 9/1/2036	104,970	105,067
Pool # G03381, 5.50%, 9/1/2037	19,525	19,846
Pool # A89760, 4.50%, 12/1/2039	19,117	19,034
Pool # A92197, 5.00%, 5/1/2040	55,263	55,699
Pool # G06856, 6.00%, 5/1/2040	3,717	3,874
Pool # A93359, 4.00%, 8/1/2040	852	837
Pool # G06222, 4.00%, 1/1/2041	190,205	184,142
Pool # G07794, 5.50%, 6/1/2041	9,388	9,691
Pool # Q03516, 4.50%, 9/1/2041	21,028	20,882
Pool # Q04088, 3.50%, 10/1/2041	19,600	18,516
Pool # Q04688, 4.00%, 11/1/2041	2,884	2,786
Pool # G08477, 3.50%, 2/1/2042	7,059	6,669
Pool # Q06771, 3.00%, 3/1/2042	35,286	32,153
Pool # C03858, 3.50%, 4/1/2042	95,621	90,334
Pool # Q08646, 3.50%, 6/1/2042	21,978	20,763
Pool # G60737, 4.50%, 8/1/2042	90,926	90,532
Pool # Q11220, 3.50%, 9/1/2042	80,200	75,766
Pool # Q13477, 3.00%, 12/1/2042	111,317	101,432
Pool # Q14321, 3.00%, 12/1/2042	27,372	24,941
Pool # C04420, 3.00%, 1/1/2043	163,094	148,614
Pool # Q14694, 3.00%, 1/1/2043	1,228,328	1,119,243
Pool # G61723, 3.50%, 1/1/2043	64,068	60,527
Pool # C09031, 2.50%, 2/1/2043	86,132	75,039
Pool # V80026, 3.00%, 4/1/2043	48,768	44,437
Pool # Q17374, 4.00%, 4/1/2043	88,088	85,910
Pool # G62033, 4.00%, 11/1/2043	120,533	116,691
Pool # Z40090, 4.50%, 9/1/2044	26,348	26,071
Pool # G61769, 4.50%, 12/1/2044	63,898	63,621
Pool # G61617, 4.50%, 1/1/2045	21,381	21,289
Pool # G08651, 4.00%, 6/1/2045	91,332	87,965
Pool # G08653, 3.00%, 7/1/2045	44,102	40,183
Pool # Q35223, 4.00%, 8/1/2045	10,371	9,840
Pool # G60238, 3.50%, 10/1/2045	639,384	599,256
Pool # G60506, 3.50%, 4/1/2046	35,736	33,404
Pool # G08710, 3.00%, 6/1/2046	30,241	27,503
Pool # Q41024, 3.00%, 6/1/2046	515,565	469,115
Pool # G08724, 2.50%, 9/1/2046	11,223	9,777
Pool # G61070, 3.00%, 9/1/2046	436,491	397,719
Pool # G61730, 3.00%, 9/1/2046	119,435	108,833
Pool # G61235, 4.50%, 9/1/2046	21,104	20,882
Pool # G08736, 2.50%, 12/1/2046	11,792	10,272
Pool # Q45872, 3.00%, 1/1/2047	306,282	277,522

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # G08747, 3.00%, 2/1/2047	154,544	140,032
Pool # G61623, 3.00%, 4/1/2047	22,628	20,606
Pool # G60985, 3.00%, 5/1/2047	85,475	77,604
Pool # G60996, 3.50%, 5/1/2047	7,009	6,546
Pool # Q47884, 4.00%, 5/1/2047	21,488	20,572
Pool # V83233, 4.00%, 6/1/2047	87,652	84,259
Pool # G08775, 4.00%, 8/1/2047	29,476	27,984
Pool # Q50152, 4.00%, 8/1/2047	70,226	66,670
Pool # Q51268, 3.50%, 10/1/2047	45,094	41,956
Pool # G08787, 3.00%, 11/1/2047	276,888	249,957
Pool # G61681, 3.00%, 12/1/2047	6,340	5,726
Pool # Q52866, 3.00%, 12/1/2047	23,278	21,209
Pool # G08793, 4.00%, 12/1/2047	27,440	26,259
Pool # Q53751, 3.50%, 1/1/2048	80,518	74,899
Pool # G08812, 3.00%, 4/1/2048	9,891	8,924
Pool # G61866, 4.00%, 6/1/2048	22,209	21,501
Pool # G61607, 4.50%, 9/1/2048	104,475	103,271
Pool # G08842, 4.00%, 10/1/2048	11,393	10,887
Pool # G61885, 4.50%, 11/1/2048	25,146	24,801
Pool # G08862, 4.00%, 2/1/2049	18,806	17,996
Pool # Q61487, 4.00%, 2/1/2049	32,969	31,559
Pool # G08876, 3.50%, 5/1/2049	35,886	33,365
FHLMC UMBS, 15 Year
Pool # ZS5890, 4.00%, 7/1/2024	34,138	33,747
Pool # ZK2080, 4.00%, 1/1/2025	14,862	14,756
Pool # ZA2587, 4.00%, 9/1/2025	4,782	4,703
Pool # ZK2723, 3.50%, 11/1/2025	9,044	8,840
Pool # ZK3540, 3.00%, 9/1/2026	44,033	42,650
Pool # ZS8460, 3.00%, 4/1/2027	13,141	12,698
Pool # SB0031, 3.50%, 10/1/2027	18,007	17,601
Pool # ZS6674, 2.50%, 4/1/2028	288,424	275,575
Pool # ZS7140, 2.00%, 1/1/2029	164,720	155,255
Pool # ZS7751, 3.00%, 1/1/2029	85,524	82,455
Pool # SB0071, 2.50%, 5/1/2030	21,801	20,848
Pool # ZS7331, 3.00%, 12/1/2030	22,740	21,888
Pool # ZS7888, 2.50%, 10/1/2032	266,306	247,755
Pool # ZK9070, 3.00%, 11/1/2032	593,003	563,974
Pool # ZS7938, 2.50%, 1/1/2033	62,010	57,693
Pool # SB0256, 4.00%, 11/1/2033	36,534	35,939
Pool # SB0077, 3.50%, 10/1/2034	42,560	41,109
Pool # QN1148, 2.50%, 12/1/2034	63,881	59,150
Pool # SB8031, 2.50%, 2/1/2035	133,287	123,484
Pool # SB0302, 3.00%, 4/1/2035	468,281	443,197
Pool # QN2407, 2.00%, 6/1/2035	122,411	109,962
Pool # SB8500, 2.50%, 7/1/2035	350,303	324,108
Pool # SB0424, 2.00%, 10/1/2035	823,414	742,442
Pool # RC1712, 1.50%, 12/1/2035	1,084,037	947,529
Pool # SB8090, 2.50%, 2/1/2036	922,379	851,084
Pool # QN6095, 2.00%, 5/1/2036	143,826	128,923

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # QN6718, 2.00%, 6/1/2036	294,939	264,271
Pool # QN7057, 2.00%, 7/1/2036	168,214	150,723
Pool # SB8111, 2.00%, 7/1/2036	157,399	141,034
Pool # QN8347, 1.50%, 10/1/2036	350,701	306,495
Pool # SB8127, 1.50%, 11/1/2036	341,896	298,795
Pool # SB0570, 2.00%, 11/1/2036	328,911	295,009
Pool # SB8131, 1.50%, 12/1/2036	692,846	605,499
Pool # SB8136, 1.50%, 1/1/2037	437,298	382,165
Pool # SB8140, 1.50%, 2/1/2037	529,939	463,125
Pool # SB8147, 1.50%, 4/1/2037	907,973	793,204
FHLMC UMBS, 20 Year
Pool # ZA2277, 3.00%, 9/1/2032	67,788	63,311
Pool # ZJ9491, 3.50%, 12/1/2032	16,330	15,655
Pool # ZS9164, 3.00%, 9/1/2033	415,632	387,660
Pool # SC0107, 3.50%, 11/1/2034	936,788	896,891
Pool # ZA2463, 3.50%, 6/1/2037	28,677	27,345
Pool # RB5026, 2.50%, 11/1/2039	35,996	32,048
Pool # QK0157, 2.50%, 1/1/2040	15,818	14,066
Pool # RB5032, 2.50%, 2/1/2040	29,230	26,010
Pool # RB5037, 2.50%, 3/1/2040	92,697	82,467
Pool # RB5043, 2.50%, 4/1/2040	39,589	35,218
Pool # RB5048, 2.50%, 5/1/2040	84,750	75,344
Pool # QK0665, 2.00%, 2/1/2041	1,074,532	925,951
Pool # SC0131, 1.50%, 3/1/2041	206,116	168,928
Pool # SC0134, 1.50%, 3/1/2041	209,960	172,013
Pool # RB5142, 2.50%, 1/1/2042	441,654	387,507
Pool # RB5145, 2.00%, 2/1/2042	1,559,318	1,332,533
Pool # RB5154, 2.50%, 4/1/2042	928,158	812,165
Pool # RB5166, 3.00%, 7/1/2042	939,530	850,521
FHLMC UMBS, 30 Year
Pool # ZI3765, 5.50%, 11/1/2035	28,828	29,096
Pool # ZS2546, 5.00%, 2/1/2039	16,377	16,526
Pool # ZJ0449, 4.00%, 9/1/2040	19,980	19,321
Pool # ZL3548, 3.50%, 8/1/2042	65,176	61,502
Pool # ZA4209, 3.00%, 4/1/2043	746,172	679,107
Pool # ZS3712, 3.50%, 4/1/2043	150,963	142,441
Pool # ZS4077, 3.50%, 1/1/2044	20,560	19,397
Pool # ZS4592, 4.00%, 11/1/2044	134,977	129,950
Pool # ZS4609, 3.00%, 4/1/2045	36,611	33,319
Pool # ZS9618, 3.50%, 3/1/2046	440,803	412,658
Pool # SD0146, 3.00%, 11/1/2046	121,282	110,151
Pool # ZM2209, 3.50%, 12/1/2046	280,072	260,624
Pool # SD0388, 3.50%, 6/1/2047	445,645	417,597
Pool # ZS4729, 3.00%, 8/1/2047	285,927	259,262
Pool # ZM4635, 4.00%, 11/1/2047	413,659	397,186
Pool # SD0225, 3.00%, 12/1/2047	559,510	507,613
Pool # ZT0534, 3.50%, 12/1/2047	288,146	269,746
Pool # ZS4750, 3.00%, 1/1/2048	23,134	20,859
Pool # SD0343, 3.00%, 3/1/2048	765,528	696,710

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # SI2002, 4.00%, 3/1/2048	467,339	446,710
Pool # ZM6887, 3.00%, 5/1/2048	43,988	39,533
Pool # ZM7669, 3.50%, 8/1/2048	69,983	65,008
Pool # ZN4476, 3.50%, 12/1/2048	258,486	240,084
Pool # ZA6286, 4.00%, 2/1/2049	122,390	116,986
Pool # ZT1776, 3.50%, 3/1/2049	22,108	20,532
Pool # ZN5087, 4.00%, 4/1/2049	116,275	112,111
Pool # ZT1864, 4.00%, 4/1/2049	2,952	2,822
Pool # ZT1951, 3.50%, 5/1/2049	7,156	6,646
Pool # ZT1952, 4.00%, 5/1/2049	47,363	45,262
Pool # QA4907, 3.00%, 6/1/2049	105,644	95,805
Pool # ZT2086, 3.50%, 6/1/2049	40,257	37,383
Pool # SD7502, 3.50%, 7/1/2049	119,494	111,851
Pool # SD8001, 3.50%, 7/1/2049	14,104	13,094
Pool # SD7501, 4.00%, 7/1/2049	74,160	71,529
Pool # QA1997, 3.00%, 8/1/2049	17,570	15,717
Pool # RA1202, 3.50%, 8/1/2049	391,173	364,008
Pool # SD8005, 3.50%, 8/1/2049	49,688	46,125
Pool # SD8006, 4.00%, 8/1/2049	29,782	28,437
Pool # SD8023, 2.50%, 11/1/2049	8,169	7,034
Pool # QA4509, 3.00%, 11/1/2049	384,496	343,947
Pool # SD8025, 3.50%, 11/1/2049	148,460	137,978
Pool # SD8029, 2.50%, 12/1/2049	154,332	132,863
Pool # RA1878, 3.50%, 12/1/2049	107,346	99,569
Pool # SD8037, 2.50%, 1/1/2050	410,758	353,532
Pool # QA7416, 3.00%, 2/1/2050	369,718	330,732
Pool # QA7554, 3.00%, 2/1/2050	958,869	865,957
Pool # RA2116, 3.00%, 2/1/2050	559,491	502,135
Pool # SD0303, 2.50%, 4/1/2050	697,377	602,082
Pool # QA9653, 3.50%, 5/1/2050	35,323	32,804
Pool # SD8080, 2.00%, 6/1/2050	61,727	51,011
Pool # QB1691, 2.00%, 7/1/2050	830,888	686,921
Pool # SD8089, 2.50%, 7/1/2050	1,651,384	1,421,423
Pool # SD8083, 2.50%, 8/1/2050	1,218,371	1,047,638
Pool # RA3727, 2.00%, 10/1/2050	1,963,753	1,622,989
Pool # SD8104, 1.50%, 11/1/2050	1,231,396	959,734
Pool # RA4197, 2.50%, 12/1/2050	531,102	457,136
Pool # RA4349, 2.50%, 1/1/2051	343,641	297,204
Pool # QB8583, 1.50%, 2/1/2051	1,237,977	966,706
Pool # RA4530, 2.50%, 2/1/2051	527,184	453,108
Pool # SD8129, 2.50%, 2/1/2051	666,384	571,091
Pool # SD8140, 2.00%, 4/1/2051	399,832	329,221
Pool # SD8142, 3.00%, 4/1/2051	1,053,410	939,272
Pool # SD8145, 1.50%, 5/1/2051	1,049,767	818,109
Pool # QC2565, 2.00%, 6/1/2051	1,780,177	1,469,908
Pool # QC3259, 2.00%, 6/1/2051	1,615,208	1,341,460
Pool # SD8158, 3.50%, 6/1/2051	311,097	286,414
Pool # SD8155, 2.00%, 7/1/2051	1,316,962	1,087,224
Pool # RA5559, 2.50%, 7/1/2051	496,481	424,563

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # SD8156, 2.50%, 7/1/2051	625,526	536,325
Pool # QC5125, 2.00%, 8/1/2051	269,489	222,456
Pool # QC6057, 2.50%, 8/1/2051	261,534	224,238
Pool # SD8163, 3.50%, 8/1/2051	124,005	114,263
Pool # RA5832, 2.50%, 9/1/2051	720,349	618,025
Pool # SD8168, 3.00%, 9/1/2051	239,907	213,472
Pool # SD8172, 2.00%, 10/1/2051	815,331	670,808
Pool # SD8173, 2.50%, 10/1/2051	1,130,345	968,279
Pool # RA6507, 2.00%, 12/1/2051	1,881,980	1,550,736
Pool # QD3500, 2.50%, 12/1/2051	1,881,777	1,620,221
Pool # RA6694, 2.00%, 1/1/2052	464,194	382,596
Pool # SD0963, 3.50%, 1/1/2052	1,057,683	972,866
Pool # RA6816, 2.00%, 2/1/2052	1,004,792	826,564
Pool # SD0897, 2.00%, 2/1/2052	955,335	789,184
Pool # SD8199, 2.00%, 3/1/2052	969,810	797,776
Pool # SD8204, 2.00%, 4/1/2052	1,897,061	1,561,805
Pool # QD9578, 2.50%, 4/1/2052	1,513,804	1,295,126
Pool # QD9765, 2.50%, 4/1/2052	1,516,212	1,297,420
Pool # SD8205, 2.50%, 4/1/2052	518,086	443,086
Pool # SD0945, 3.50%, 4/1/2052	1,073,408	986,940
Pool # SD8214, 3.50%, 5/1/2052	1,131,819	1,039,948
Pool # SD1840, 3.00%, 6/1/2052	478,338	425,009
Pool # RA7502, 5.00%, 6/1/2052	1,052,507	1,039,375
Pool # SD1406, 2.00%, 8/1/2052	481,223	396,480
Pool # SD8234, 2.50%, 8/1/2052	484,223	414,199
Pool # RA8112, 4.50%, 10/1/2052	1,951,521	1,892,010
Pool # SD2580, 6.00%, 3/1/2053	988,308	1,001,409
Pool # SD2693, 6.50%, 4/1/2053	998,325	1,038,054
FNMA UMBS, 15 Year
Pool # AC8711, 4.00%, 12/1/2024	101,971	100,304
Pool # AC7007, 4.50%, 1/1/2025	7,665	7,603
Pool # AL9580, 4.00%, 3/1/2025	5,459	5,370
Pool # 932724, 4.00%, 4/1/2025	3,459	3,402
Pool # AE0971, 4.00%, 5/1/2025	9,892	9,777
Pool # AE0939, 3.50%, 2/1/2026	24,116	23,554
Pool # FM2968, 4.00%, 5/1/2026	6,560	6,443
Pool # AJ6632, 3.00%, 11/1/2026	32,713	31,640
Pool # AJ9357, 3.50%, 1/1/2027	66,285	64,582
Pool # AK4047, 3.00%, 2/1/2027	12,379	11,969
Pool # AL4586, 4.00%, 2/1/2027	24,271	23,837
Pool # AO0527, 3.00%, 5/1/2027	18,227	17,617
Pool # AO4400, 2.50%, 7/1/2027	40,499	38,766
Pool # AB5823, 3.50%, 8/1/2027	66,169	64,411
Pool # AL8138, 4.00%, 9/1/2027	13,908	13,659
Pool # AB6811, 2.50%, 10/1/2027	10,637	10,163
Pool # AQ9442, 2.00%, 12/1/2027	22,862	21,631
Pool # AB8447, 2.50%, 2/1/2028	19,258	18,396
Pool # AR4180, 2.50%, 2/1/2028	8,712	8,322
Pool # AL3802, 3.00%, 2/1/2028	54,069	52,209

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # AB8787, 2.00%, 3/1/2028	61,219	57,901
Pool # AP6059, 2.00%, 6/1/2028	7,829	7,376
Pool # BM5381, 3.00%, 6/1/2028	59,164	57,073
Pool # BM1892, 2.50%, 9/1/2028	18,025	17,232
Pool # AS0761, 3.00%, 10/1/2028	23,401	22,503
Pool # AU6961, 3.00%, 10/1/2028	45,430	43,725
Pool # AL6132, 4.50%, 3/1/2029	4,191	4,154
Pool # FM1105, 2.50%, 6/1/2029	38,502	36,781
Pool # AS3345, 2.00%, 7/1/2029	12,155	11,188
Pool # MA2061, 3.00%, 10/1/2029	59,804	57,568
Pool # FM1465, 3.00%, 5/1/2030	96,248	92,683
Pool # 890666, 2.00%, 6/1/2030	24,530	23,020
Pool # MA2684, 3.00%, 7/1/2031	106,140	100,951
Pool # AL9418, 3.50%, 8/1/2031	35,785	34,569
Pool # BD5647, 2.00%, 11/1/2031	15,983	14,643
Pool # 890776, 3.50%, 11/1/2031	23,260	22,472
Pool # BM5490, 3.50%, 11/1/2031	15,329	14,811
Pool # AS8708, 2.50%, 2/1/2032	353,681	330,771
Pool # BM4993, 3.50%, 3/1/2032	31,914	31,063
Pool # BM4741, 3.00%, 4/1/2032	9,905	9,519
Pool # FM1645, 3.00%, 4/1/2032	124,081	119,493
Pool # MA3124, 2.50%, 9/1/2032	34,225	31,841
Pool # FM3099, 3.50%, 9/1/2032	34,777	33,944
Pool # CA0775, 2.50%, 11/1/2032	24,472	22,737
Pool # MA3188, 3.00%, 11/1/2032	18,371	17,472
Pool # BH7081, 2.50%, 12/1/2032	37,749	35,080
Pool # BH8720, 3.50%, 12/1/2032	32,314	31,214
Pool # FM1161, 2.50%, 1/1/2033	36,598	34,233
Pool # FM1691, 2.50%, 1/1/2033	14,443	13,618
Pool # FM2549, 2.50%, 1/1/2033	80,065	75,092
Pool # CA9078, 3.00%, 9/1/2033	455,203	438,156
Pool # FM1123, 4.00%, 9/1/2033	104,161	101,990
Pool # FM2153, 4.00%, 11/1/2033	82,204	80,857
Pool # BD9105, 4.00%, 1/1/2034	30,104	29,596
Pool # BM5306, 4.00%, 1/1/2034	4,478	4,385
Pool # FM1733, 3.50%, 5/1/2034	621,951	600,689
Pool # FM1842, 3.50%, 6/1/2034	124,605	120,372
Pool # FM6946, 3.00%, 7/1/2034	372,806	354,601
Pool # BO1822, 3.50%, 7/1/2034	66,618	63,995
Pool # MA3764, 2.50%, 9/1/2034	8,187	7,585
Pool # MA3910, 2.00%, 1/1/2035	26,136	23,550
Pool # FM3569, 3.00%, 1/1/2035	114,571	108,983
Pool # FM7941, 2.50%, 2/1/2035	339,529	317,561
Pool # FM8550, 3.00%, 2/1/2035	247,861	235,740
Pool # FM2708, 3.00%, 3/1/2035	57,328	55,183
Pool # MA4075, 2.50%, 7/1/2035	386,982	357,067
Pool # FM4035, 2.50%, 8/1/2035	65,669	60,836
Pool # MA4099, 2.50%, 8/1/2035	979,185	903,491
Pool # CA7497, 2.50%, 10/1/2035	1,188,013	1,096,325

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # FM5396, 2.00%, 12/1/2035	761,262	684,029
Pool # BR3349, 1.50%, 1/1/2036	1,327,565	1,160,335
Pool # BR1309, 2.00%, 1/1/2036	514,005	461,854
Pool # FM5537, 2.00%, 1/1/2036	571,314	511,950
Pool # FM5797, 2.00%, 1/1/2036	566,292	508,845
Pool # FM5367, 1.50%, 2/1/2036	427,609	373,725
Pool # MA4261, 2.00%, 2/1/2036	625,784	560,739
Pool # CB0305, 1.50%, 5/1/2036	870,889	761,140
Pool # FM7843, 1.50%, 6/1/2036	80,458	70,318
Pool # BP3507, 2.00%, 6/1/2036	157,225	140,878
Pool # FM8292, 2.00%, 7/1/2036	262,027	234,880
Pool # MA4430, 1.00%, 8/1/2036	168,877	142,797
Pool # BT0273, 1.50%, 9/1/2036	433,182	378,558
Pool # MA4417, 1.50%, 9/1/2036	334,689	292,399
Pool # MA4418, 2.00%, 9/1/2036	161,869	145,038
Pool # MA4441, 1.50%, 10/1/2036	467,897	408,774
Pool # BT9452, 1.50%, 11/1/2036	171,186	149,554
Pool # FM9247, 2.00%, 11/1/2036	338,806	303,571
Pool # MA4497, 2.00%, 12/1/2036	2,399,961	2,150,390
Pool # MA4516, 2.00%, 1/1/2037	516,134	462,459
Pool # BV7189, 2.00%, 3/1/2037	868,440	778,144
Pool # MA4581, 1.50%, 4/1/2037	906,299	791,743
Pool # MA4582, 2.00%, 4/1/2037	1,177,750	1,055,266
FNMA UMBS, 20 Year
Pool # AE6799, 4.50%, 11/1/2030	2,156	2,131
Pool # MA0885, 3.50%, 10/1/2031	26,554	25,718
Pool # AB4853, 3.00%, 4/1/2032	25,885	24,193
Pool # MA1058, 3.00%, 5/1/2032	11,883	11,111
Pool # MA1165, 3.00%, 9/1/2032	65,564	61,262
Pool # MA2079, 4.00%, 11/1/2034	13,178	12,883
Pool # AL7654, 3.00%, 9/1/2035	58,009	53,970
Pool # MA2472, 3.00%, 12/1/2035	11,573	10,745
Pool # FM1133, 4.00%, 6/1/2036	27,729	27,073
Pool # BM3089, 4.00%, 8/1/2037	483,206	466,098
Pool # MA3099, 4.00%, 8/1/2037	83,282	80,333
Pool # BM5330, 2.50%, 12/1/2037	37,128	33,621
Pool # FM3204, 4.00%, 10/1/2038	32,214	31,391
Pool # FS3933, 4.00%, 3/1/2040	98,432	93,005
Pool # MA4072, 2.50%, 7/1/2040	141,372	125,595
Pool # MA4128, 2.00%, 9/1/2040	1,319,020	1,142,049
Pool # MA4204, 2.00%, 12/1/2040	821,373	708,880
Pool # CA9019, 2.00%, 2/1/2041	354,156	305,411
Pool # MA4310, 1.50%, 4/1/2041	752,007	615,627
Pool # MA4333, 2.00%, 5/1/2041	495,287	425,919
Pool # MA4422, 2.00%, 9/1/2041	388,142	330,622
Pool # MA4446, 2.00%, 10/1/2041	388,990	332,907
Pool # FS0316, 1.50%, 11/1/2041	642,216	523,742
Pool # MA4474, 2.00%, 11/1/2041	494,884	423,303
Pool # MA4519, 1.50%, 1/1/2042	503,235	410,189

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # MA4521, 2.50%, 1/1/2042	532,995	467,650
Pool # BV7697, 2.50%, 4/1/2042	941,335	823,491
Pool # MA4587, 2.50%, 4/1/2042	434,721	380,393
Pool # MA4632, 3.00%, 6/1/2042	1,129,443	1,022,446
FNMA UMBS, 30 Year
Pool # 254447, 6.00%, 9/1/2032	20,381	21,022
Pool # 711215, 5.50%, 6/1/2033	16,843	16,855
Pool # AA1005, 5.00%, 12/1/2033	11,798	11,905
Pool # 725232, 5.00%, 3/1/2034	9,573	9,660
Pool # 725228, 6.00%, 3/1/2034	49,353	51,084
Pool # 790003, 6.00%, 8/1/2034	15,610	16,056
Pool # 735503, 6.00%, 4/1/2035	35,519	36,893
Pool # 190360, 5.00%, 8/1/2035	26,205	26,443
Pool # 904601, 6.00%, 11/1/2036	38,155	39,718
Pool # 888538, 5.50%, 1/1/2037	19,507	20,097
Pool # AB0284, 6.00%, 2/1/2037	36,119	37,597
Pool # AL2627, 5.00%, 7/1/2037	17,205	17,361
Pool # 956965, 6.50%, 12/1/2037	11,886	12,167
Pool # BH7907, 6.50%, 12/1/2037	18,105	19,315
Pool # 961793, 5.00%, 3/1/2038	71,850	72,504
Pool # 985661, 5.50%, 6/1/2038	12,956	13,145
Pool # AU7519, 3.50%, 9/1/2038	9,552	9,024
Pool # AA7402, 4.50%, 6/1/2039	102,192	101,632
Pool # AC2638, 5.00%, 10/1/2039	135,356	136,768
Pool # AL0100, 6.00%, 10/1/2039	50,656	52,731
Pool # AC4886, 5.00%, 11/1/2039	23,724	23,940
Pool # 190399, 5.50%, 11/1/2039	77,700	79,921
Pool # AB1143, 4.50%, 6/1/2040	80,101	79,661
Pool # AD6938, 4.50%, 6/1/2040	119,818	119,161
Pool # AD5479, 5.00%, 6/1/2040	23,349	23,562
Pool # AB1259, 5.00%, 7/1/2040	27,036	27,282
Pool # AB1292, 5.00%, 8/1/2040	13,807	13,887
Pool # AL5437, 5.00%, 8/1/2040	83,138	83,691
Pool # AB1421, 5.00%, 9/1/2040	40,359	40,780
Pool # AE4142, 5.00%, 9/1/2040	31,308	31,325
Pool # AE3857, 5.00%, 10/1/2040	552,316	557,355
Pool # AE8289, 4.00%, 12/1/2040	86,487	83,635
Pool # MA0622, 3.50%, 1/1/2041	29,690	28,017
Pool # AH2312, 5.00%, 1/1/2041	68,394	68,689
Pool # AE0828, 3.50%, 2/1/2041	16,872	15,925
Pool # AH3804, 4.00%, 2/1/2041	19,346	18,708
Pool # MA0639, 4.00%, 2/1/2041	29,992	29,002
Pool # AB2676, 3.50%, 4/1/2041	102,472	96,695
Pool # AL0241, 4.00%, 4/1/2041	60,707	58,704
Pool # AI1887, 4.50%, 5/1/2041	235,953	234,156
Pool # BM3118, 6.00%, 7/1/2041	77,175	80,274
Pool # AJ2293, 4.00%, 9/1/2041	19,452	18,768
Pool # AL0933, 5.00%, 10/1/2041	77,366	78,073
Pool # AW8154, 3.50%, 1/1/2042	20,068	18,937

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # AX5318, 4.50%, 1/1/2042	65,724	65,364
Pool # BD4480, 4.50%, 1/1/2042	349,474	347,559
Pool # AL1998, 4.00%, 3/1/2042	95,995	92,828
Pool # AO4134, 3.50%, 6/1/2042	12,299	11,605
Pool # AO8694, 4.50%, 7/1/2042	35,472	34,924
Pool # AP4258, 3.00%, 8/1/2042	81,686	74,350
Pool # AB6632, 3.50%, 10/1/2042	118,885	112,182
Pool # AB6633, 3.50%, 10/1/2042	21,984	20,643
Pool # AL3344, 4.50%, 10/1/2042	131,998	131,274
Pool # AB6828, 3.50%, 11/1/2042	109,562	103,385
Pool # AL3182, 3.50%, 12/1/2042	19,029	17,956
Pool # AQ9316, 2.50%, 1/1/2043	53,244	46,331
Pool # AB7580, 3.00%, 1/1/2043	118,717	108,235
Pool # AQ1104, 3.00%, 1/1/2043	28,331	25,784
Pool # AR0168, 3.00%, 2/1/2043	48,325	43,982
Pool # AB7964, 3.50%, 2/1/2043	66,049	62,317
Pool # AR2271, 3.50%, 2/1/2043	262,531	247,631
Pool # BM4751, 3.50%, 3/1/2043	31,335	29,672
Pool # AB8742, 4.00%, 3/1/2043	13,731	13,410
Pool # AR6770, 4.00%, 3/1/2043	16,503	15,959
Pool # AT2015, 3.00%, 4/1/2043	32,883	29,927
Pool # AT2016, 3.00%, 4/1/2043	491,856	447,644
Pool # AB9194, 3.50%, 5/1/2043	112,173	105,794
Pool # FM4462, 3.50%, 5/1/2043	768,820	725,477
Pool # AU1629, 3.00%, 7/1/2043	77,043	70,118
Pool # BM3785, 3.50%, 7/1/2043	121,253	114,398
Pool # AS0241, 4.00%, 8/1/2043	774,003	743,458
Pool # BM3704, 3.00%, 9/1/2043	33,611	30,593
Pool # AT2612, 3.50%, 9/1/2043	75,223	71,149
Pool # AU4256, 3.50%, 9/1/2043	21,104	19,837
Pool # AU4283, 3.50%, 9/1/2043	18,573	17,517
Pool # AL4062, 4.00%, 9/1/2043	28,500	27,609
Pool # BM4635, 2.50%, 10/1/2043	152,102	132,363
Pool # AS1121, 4.00%, 11/1/2043	28,697	27,742
Pool # AV0022, 4.00%, 11/1/2043	447,892	432,700
Pool # AL7696, 3.00%, 12/1/2043	54,256	49,383
Pool # AV6103, 4.00%, 1/1/2044	164,705	159,056
Pool # BC1737, 4.00%, 1/1/2044	65,532	63,376
Pool # BM5365, 4.00%, 3/1/2044	67,261	65,044
Pool # FM1744, 3.50%, 5/1/2044	30,491	28,772
Pool # AS2700, 4.00%, 6/1/2044	38,222	36,889
Pool # AW6233, 4.50%, 6/1/2044	1,643,627	1,614,698
Pool # AS2947, 4.00%, 7/1/2044	37,642	36,283
Pool # AL9072, 5.00%, 7/1/2044	67,690	69,593
Pool # AL9569, 5.00%, 8/1/2044	99,492	100,891
Pool # AX0152, 4.50%, 9/1/2044	24,857	24,728
Pool # BM4620, 3.00%, 10/1/2044	84,660	77,106
Pool # AS3867, 4.00%, 11/1/2044	10,319	9,937
Pool # FM1746, 3.50%, 1/1/2045	94,104	88,799

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # FM0015, 4.00%, 2/1/2045	96,473	93,585
Pool # MA2193, 4.50%, 2/1/2045	11,968	11,746
Pool # FM3414, 4.00%, 3/1/2045	605,010	580,305
Pool # BM3398, 3.50%, 4/1/2045	13,738	12,962
Pool # CA2709, 4.00%, 9/1/2045	1,178,736	1,139,861
Pool # AS5851, 4.50%, 9/1/2045	10,677	10,553
Pool # AS6184, 3.50%, 11/1/2045	128,900	121,158
Pool # BA0315, 3.50%, 11/1/2045	423,119	394,817
Pool # FM1869, 4.00%, 11/1/2045	62,158	59,851
Pool # BM4833, 3.00%, 12/1/2045	544,459	495,537
Pool # FM1708, 3.00%, 12/1/2045	38,617	35,147
Pool # BC0066, 3.50%, 12/1/2045	28,310	26,415
Pool # FM3413, 4.00%, 1/1/2046	77,080	74,465
Pool # FM2323, 4.00%, 2/1/2046	38,793	37,514
Pool # AL9128, 4.50%, 2/1/2046	18,883	18,716
Pool # AS6811, 3.00%, 3/1/2046	27,688	25,177
Pool # BM4834, 3.00%, 3/1/2046	28,289	25,748
Pool # FM1782, 4.00%, 3/1/2046	11,981	11,575
Pool # FM2195, 4.00%, 3/1/2046	28,868	27,916
Pool # AS7003, 3.00%, 4/1/2046	35,626	32,351
Pool # AS7198, 4.50%, 5/1/2046	102,251	101,058
Pool # BD0166, 2.50%, 6/1/2046	114,728	99,830
Pool # BM5168, 2.50%, 6/1/2046	24,650	21,452
Pool # BC6105, 3.50%, 6/1/2046	940,804	876,085
Pool # FM1780, 4.00%, 7/1/2046	670,594	648,184
Pool # AS7660, 2.50%, 8/1/2046	225,071	195,840
Pool # MA2730, 2.50%, 8/1/2046	31,472	27,268
Pool # FM3810, 3.00%, 10/1/2046	102,399	93,201
Pool # AL9385, 3.00%, 11/1/2046	49,423	44,786
Pool # MA2806, 3.00%, 11/1/2046	151,149	137,440
Pool # BM3288, 3.50%, 12/1/2046	21,238	19,830
Pool # BM4990, 2.50%, 1/1/2047	11,646	10,135
Pool # FM2807, 3.00%, 1/1/2047	79,314	72,187
Pool # 890856, 3.50%, 1/1/2047	124,567	116,259
Pool # FM3374, 3.50%, 1/1/2047	145,869	137,650
Pool # FM0041, 3.00%, 2/1/2047	592,635	537,048
Pool # BM5955, 4.00%, 2/1/2047	34,776	33,496
Pool # BM5270, 4.50%, 2/1/2047	15,905	15,818
Pool # BM4350, 3.00%, 3/1/2047	749,251	681,358
Pool # MA2920, 3.00%, 3/1/2047	7,542	6,827
Pool # FM3107, 3.50%, 3/1/2047	250,311	233,715
Pool # AS9313, 4.00%, 3/1/2047	15,998	15,361
Pool # FM4735, 3.00%, 4/1/2047	156,794	140,861
Pool # FM6073, 4.00%, 4/1/2047	1,142,396	1,094,175
Pool # AS9480, 4.50%, 4/1/2047	27,514	27,167
Pool # FM1772, 4.50%, 5/1/2047	14,983	14,901
Pool # BD0667, 4.50%, 6/1/2047	389,651	381,882
Pool # AS9937, 3.00%, 7/1/2047	570,546	516,412
Pool # AS9946, 3.50%, 7/1/2047	41,816	39,011

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BM1568, 3.50%, 7/1/2047	65,992	62,244
Pool # BH7375, 3.50%, 8/1/2047	46,192	43,000
Pool # CA0148, 4.50%, 8/1/2047	10,864	10,674
Pool # CA0850, 3.00%, 9/1/2047	33,285	30,046
Pool # MA3147, 3.00%, 10/1/2047	38,782	34,996
Pool # BM2003, 4.00%, 10/1/2047	152,932	146,181
Pool # BH9392, 3.50%, 11/1/2047	12,731	11,805
Pool # CA0681, 3.50%, 11/1/2047	215,025	202,110
Pool # MA3182, 3.50%, 11/1/2047	984,751	915,381
Pool # FM0028, 3.00%, 12/1/2047	45,977	41,847
Pool # MA3209, 3.00%, 12/1/2047	267,700	241,482
Pool # FM1420, 3.50%, 12/1/2047	205,877	192,738
Pool # CA4015, 3.00%, 1/1/2048	9,322	8,409
Pool # BJ6154, 3.50%, 1/1/2048	160,570	149,258
Pool # MA3238, 3.50%, 1/1/2048	47,424	44,143
Pool # BJ5910, 3.50%, 2/1/2048	194,953	183,875
Pool # MA3305, 3.50%, 3/1/2048	760,127	706,186
Pool # FM3494, 2.50%, 4/1/2048	10,975	9,549
Pool # CA2687, 3.00%, 5/1/2048	22,467	20,343
Pool # BM4054, 4.00%, 5/1/2048	93,140	89,641
Pool # MA3425, 3.00%, 6/1/2048	32,149	28,920
Pool # BM4757, 3.50%, 7/1/2048	37,569	35,188
Pool # FM3438, 3.00%, 8/1/2048	665,951	603,486
Pool # BM2007, 4.00%, 9/1/2048	4,183	3,998
Pool # CA2368, 4.00%, 9/1/2048	27,051	25,865
Pool # MA3472, 5.00%, 9/1/2048	8,802	8,839
Pool # CA4655, 3.50%, 10/1/2048	87,811	81,920
Pool # MA3495, 4.00%, 10/1/2048	27,566	26,349
Pool # CA2432, 4.50%, 10/1/2048	50,650	49,920
Pool # FM7895, 3.50%, 11/1/2048	263,009	245,592
Pool # FM1248, 4.50%, 11/1/2048	16,103	15,871
Pool # CA2797, 4.50%, 12/1/2048	596,970	589,433
Pool # FM0030, 3.00%, 2/1/2049	49,355	44,732
Pool # FM6237, 3.50%, 4/1/2049	541,210	505,311
Pool # MA3637, 3.50%, 4/1/2049	17,060	15,843
Pool # MA3638, 4.00%, 4/1/2049	15,971	15,265
Pool # BN5418, 4.50%, 4/1/2049	20,204	19,896
Pool # MA3663, 3.50%, 5/1/2049	979,681	909,734
Pool # MA3664, 4.00%, 5/1/2049	8,053	7,686
Pool # FM4074, 4.50%, 5/1/2049	279,391	275,362
Pool # CA4358, 3.50%, 7/1/2049	16,141	14,982
Pool # MA3692, 3.50%, 7/1/2049	979,814	909,657
Pool # FM1672, 4.50%, 7/1/2049	768,062	763,069
Pool # MA3745, 3.50%, 8/1/2049	79,055	73,724
Pool # MA3746, 4.00%, 8/1/2049	12,011	11,455
Pool # FM1385, 5.00%, 8/1/2049	355,888	358,902
Pool # BO4012, 3.00%, 9/1/2049	108,533	97,093
Pool # FM1449, 3.50%, 9/1/2049	137,646	127,748
Pool # FM4430, 3.50%, 9/1/2049	538,621	500,225

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # FM3572, 4.50%, 9/1/2049	74,938	73,857
Pool # MA3803, 3.50%, 10/1/2049	38,181	35,596
Pool # MA3833, 2.50%, 11/1/2049	611,753	527,969
Pool # BK0350, 3.00%, 11/1/2049	811,380	730,868
Pool # MA3870, 2.50%, 12/1/2049	192,827	166,020
Pool # FM2363, 3.00%, 1/1/2050	1,575,927	1,421,048
Pool # MA3905, 3.00%, 1/1/2050	846,489	755,961
Pool # CA5021, 3.50%, 1/1/2050	35,581	32,995
Pool # FM5922, 3.50%, 1/1/2050	360,110	335,302
Pool # MA3906, 3.50%, 1/1/2050	35,725	33,133
Pool # CA5135, 2.50%, 2/1/2050	141,095	122,249
Pool # MA3936, 2.50%, 2/1/2050	141,434	121,683
Pool # MA3937, 3.00%, 2/1/2050	985,801	881,899
Pool # FM2733, 2.50%, 3/1/2050	102,738	88,391
Pool # FM4883, 2.50%, 3/1/2050	1,978,221	1,702,392
Pool # FM4372, 3.50%, 3/1/2050	512,570	478,684
Pool # BP2403, 3.50%, 4/1/2050	255,258	235,253
Pool # BP5001, 2.50%, 5/1/2050	572,777	492,579
Pool # FM3257, 3.00%, 5/1/2050	235,041	213,023
Pool # BK2753, 2.50%, 7/1/2050	906,549	779,577
Pool # MA4078, 2.50%, 7/1/2050	347,040	298,735
Pool # BP6626, 2.00%, 8/1/2050	2,327,745	1,924,102
Pool # MA4100, 2.00%, 8/1/2050	1,090,239	900,988
Pool # BP9500, 2.50%, 8/1/2050	90,442	77,774
Pool # BQ0723, 3.50%, 8/1/2050	1,279,782	1,184,437
Pool # FM5750, 4.00%, 8/1/2050	324,765	308,945
Pool # MA4119, 2.00%, 9/1/2050	147,279	121,763
Pool # BK3044, 2.50%, 9/1/2050	764,313	657,140
Pool # BP6702, 2.50%, 9/1/2050	582,139	501,110
Pool # FM8260, 4.00%, 9/1/2050	539,789	520,662
Pool # MA4158, 2.00%, 10/1/2050	1,718,742	1,422,112
Pool # MA4159, 2.50%, 10/1/2050	573,455	493,047
Pool # MA4182, 2.00%, 11/1/2050	1,800,119	1,487,894
Pool # CA7603, 2.50%, 11/1/2050	312,710	268,392
Pool # MA4183, 2.50%, 11/1/2050	2,570,195	2,210,987
Pool # CA8005, 1.50%, 12/1/2050	169,570	132,448
Pool # CA8222, 1.50%, 12/1/2050	1,458,668	1,139,111
Pool # MA4209, 1.50%, 12/1/2050	1,275,723	994,279
Pool # BQ5160, 2.00%, 12/1/2050	2,621,195	2,165,630
Pool # FM5849, 2.00%, 12/1/2050	891,658	736,902
Pool # MA4208, 2.00%, 12/1/2050	463,189	382,821
Pool # BR2807, 2.50%, 12/1/2050	1,279,674	1,100,714
Pool # MA4210, 2.50%, 12/1/2050	1,435,072	1,236,883
Pool # FM5597, 2.00%, 1/1/2051	220,540	182,228
Pool # FM6241, 2.00%, 1/1/2051	3,728,445	3,080,131
Pool # FM5854, 2.50%, 1/1/2051	176,657	151,868
Pool # MA4254, 1.50%, 2/1/2051	340,899	266,254
Pool # CA9190, 2.00%, 2/1/2051	841,408	695,022
Pool # FM6037, 2.00%, 2/1/2051	1,774,162	1,472,702

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # FM6126, 2.00%, 2/1/2051	214,876	177,569
Pool # MA4255, 2.00%, 2/1/2051	4,657,504	3,848,401
Pool # BR3515, 2.50%, 2/1/2051	164,136	141,080
Pool # FM6244, 2.00%, 3/1/2051	841,565	695,433
Pool # MA4281, 2.00%, 3/1/2051	255,953	211,449
Pool # FM6523, 2.50%, 3/1/2051	298,369	256,763
Pool # FM6764, 2.50%, 3/1/2051	857,749	737,265
Pool # FM6537, 2.00%, 4/1/2051	2,868,794	2,391,504
Pool # MA4306, 2.50%, 4/1/2051	248,537	213,276
Pool # FM7099, 3.00%, 4/1/2051	783,572	705,573
Pool # MA4343, 1.50%, 5/1/2051	398,047	310,705
Pool # MA4325, 2.00%, 5/1/2051	2,308,329	1,903,908
Pool # FM7066, 2.50%, 5/1/2051	804,905	703,119
Pool # MA4326, 2.50%, 5/1/2051	1,680,243	1,442,026
Pool # MA4354, 1.50%, 6/1/2051	2,550,908	1,990,361
Pool # MA4355, 2.00%, 6/1/2051	433,926	357,600
Pool # CB0727, 2.50%, 6/1/2051	1,442,321	1,239,263
Pool # FM7418, 2.50%, 6/1/2051	887,272	759,330
Pool # MA4356, 2.50%, 6/1/2051	4,439,767	3,799,537
Pool # MA4377, 1.50%, 7/1/2051	1,483,405	1,156,049
Pool # FM8194, 2.00%, 7/1/2051	364,870	301,361
Pool # MA4378, 2.00%, 7/1/2051	2,106,990	1,735,066
Pool # CB1027, 2.50%, 7/1/2051	269,098	230,585
Pool # MA4379, 2.50%, 7/1/2051	4,066,782	3,487,043
Pool # CB1150, 3.00%, 7/1/2051	494,339	439,084
Pool # MA4380, 3.00%, 7/1/2051	218,761	194,741
Pool # FM8278, 3.50%, 7/1/2051	401,119	369,713
Pool # BT9030, 2.00%, 8/1/2051	184,041	151,895
Pool # MA4398, 2.00%, 8/1/2051	2,123,578	1,748,718
Pool # BR2236, 2.50%, 8/1/2051	263,433	225,673
Pool # BR2237, 2.50%, 8/1/2051	519,237	445,082
Pool # BR2258, 2.50%, 8/1/2051	168,839	144,770
Pool # CB1276, 2.50%, 8/1/2051	754,671	646,663
Pool # MA4399, 2.50%, 8/1/2051	2,419,758	2,070,061
Pool # MA4401, 3.50%, 8/1/2051	131,740	121,300
Pool # BT0240, 2.00%, 9/1/2051	179,840	147,925
Pool # FM8730, 2.00%, 9/1/2051	975,622	802,741
Pool # MA4413, 2.00%, 9/1/2051	765,110	631,590
Pool # MA4414, 2.50%, 9/1/2051	2,194,812	1,881,290
Pool # MA4436, 1.50%, 10/1/2051	992,837	773,739
Pool # MA4437, 2.00%, 10/1/2051	1,266,290	1,042,298
Pool # MA4438, 2.50%, 10/1/2051	524,134	448,987
Pool # CB1917, 3.00%, 10/1/2051	1,927,343	1,720,416
Pool # MA4464, 1.50%, 11/1/2051	557,320	434,330
Pool # MA4465, 2.00%, 11/1/2051	1,773,013	1,460,574
Pool # MA4492, 2.00%, 12/1/2051	3,204,838	2,635,966
Pool # FM9868, 2.50%, 12/1/2051	543,789	468,376
Pool # FM9870, 2.50%, 12/1/2051	552,090	474,338
Pool # MA4493, 2.50%, 12/1/2051	902,604	772,769

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # MA4511, 2.00%, 1/1/2052	1,825,687	1,501,702
Pool # MA4512, 2.50%, 1/1/2052	960,688	822,110
Pool # MA4513, 3.00%, 1/1/2052	2,434,519	2,165,872
Pool # CB2850, 2.00%, 2/1/2052	985,094	811,932
Pool # FS2040, 2.00%, 2/1/2052	756,233	622,314
Pool # MA4547, 2.00%, 2/1/2052	2,352,185	1,934,943
Pool # MA4548, 2.50%, 2/1/2052	970,646	830,457
Pool # BV4248, 2.00%, 3/1/2052	971,865	803,377
Pool # MA4562, 2.00%, 3/1/2052	3,458,444	2,847,256
Pool # FS2099, 1.50%, 4/1/2052	189,994	148,127
Pool # MA4577, 2.00%, 4/1/2052	6,292,373	5,176,193
Pool # MA4578, 2.50%, 4/1/2052	4,562,408	3,901,936
Pool # FS1538, 3.00%, 4/1/2052	490,181	435,532
Pool # MA4579, 3.00%, 4/1/2052	1,061,013	942,722
Pool # MA4598, 2.50%, 5/1/2052	1,617,274	1,383,653
Pool # MA4599, 3.00%, 5/1/2052	494,380	438,860
Pool # CB3608, 3.50%, 5/1/2052	190,794	175,432
Pool # MA4600, 3.50%, 5/1/2052	2,235,171	2,053,738
Pool # CB4209, 3.50%, 7/1/2052	964,693	886,393
Pool # MA4654, 3.50%, 7/1/2052	479,335	440,426
Pool # MA4743, 2.50%, 8/1/2052	1,731,675	1,481,711
Pool # MA4699, 3.50%, 8/1/2052	1,980,469	1,819,711
Pool # MA4700, 4.00%, 8/1/2052	2,938,052	2,775,652
Pool # MA4701, 4.50%, 8/1/2052	986,246	955,294
Pool # MA4732, 4.00%, 9/1/2052	491,673	464,495
Pool # MA4733, 4.50%, 9/1/2052	1,481,186	1,434,663
Pool # MA4761, 5.00%, 9/1/2052	984,103	969,384
Pool # MA4783, 4.00%, 10/1/2052	990,493	935,744
Pool # MA4784, 4.50%, 10/1/2052	1,974,982	1,912,848
Pool # MA4803, 3.50%, 11/1/2052	992,577	912,009
Pool # MA4805, 4.50%, 11/1/2052	1,177,238	1,140,202
Pool # MA4868, 5.00%, 1/1/2053	784,535	772,801
Pool # MA4869, 5.50%, 1/1/2053	1,005,019	1,004,376
Pool # MA4894, 6.00%, 1/1/2053	968,334	979,599
Pool # MA4933, 3.50%, 2/1/2053	1,286,740	1,182,292
Pool # MA4918, 5.00%, 2/1/2053	1,954,162	1,925,806
Pool # MA4919, 5.50%, 2/1/2053	3,929,499	3,926,988
Pool # MA4920, 6.00%, 2/1/2053	2,664,261	2,701,344
Pool # MA4962, 4.00%, 3/1/2053	1,977,282	1,867,986
Pool # MA4943, 6.50%, 3/1/2053	1,110,374	1,136,551
Pool # MA4979, 5.50%, 4/1/2053	985,066	986,082
FNMA/FHLMC UMBS, Single Family, 15 Year
TBA, 1.50%, 6/25/2038 (a)	3,500,000	3,057,305
TBA, 2.00%, 6/25/2038 (a)	9,000,000	8,064,141
TBA, 2.50%, 6/25/2038 (a)	3,600,000	3,312,984
TBA, 3.00%, 6/25/2038 (a)	2,600,000	2,451,161
TBA, 3.50%, 6/25/2038 (a)	850,000	814,804
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 1.50%, 6/25/2053 (a)	1,250,000	973,307

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
TBA, 2.00%, 6/25/2053 (a)	29,750,000	24,456,962
TBA, 2.50%, 6/25/2053 (a)	24,550,000	20,986,894
TBA, 3.00%, 6/25/2053 (a)	21,500,000	19,082,510
TBA, 3.50%, 6/25/2053 (a)	11,000,000	10,105,820
TBA, 4.00%, 6/25/2053 (a)	15,000,000	14,170,313
TBA, 4.50%, 6/25/2053 (a)	8,966,000	8,684,236
TBA, 5.00%, 6/25/2053 (a)	9,000,000	8,865,527
TBA, 5.50%, 6/25/2053 (a)	5,000,000	4,996,875
TBA, 6.00%, 6/25/2053 (a)	1,500,000	1,517,578
GNMA I, 30 Year
Pool # 704155, 5.50%, 1/15/2039	16,545	17,036
Pool # 726769, 5.00%, 9/15/2039	13,025	13,172
Pool # 721340, 5.00%, 12/15/2039	46,540	46,925
Pool # 754439, 3.50%, 12/15/2041	102,230	97,572
Pool # 711674, 3.00%, 9/15/2042	44,822	41,378
Pool # 783748, 3.50%, 4/15/2043	61,947	59,136
Pool # 784660, 4.00%, 4/15/2043	5,393	5,264
Pool # AC2224, 3.50%, 6/15/2043	41,650	39,743
Pool # 785088, 3.50%, 7/15/2043	53,519	51,419
Pool # AJ4151, 4.00%, 9/15/2044	199,207	194,233
Pool # AL9314, 3.00%, 3/15/2045	38,247	34,890
Pool # 784664, 4.00%, 4/15/2045	20,650	20,153
Pool # AO0544, 3.00%, 8/15/2045	21,782	19,865
Pool # 627030, 3.00%, 12/15/2045	21,791	19,873
Pool # 784429, 3.00%, 8/15/2046	77,024	71,114
Pool # 784652, 4.00%, 11/15/2047	429,121	418,997
Pool # 784766, 3.50%, 3/15/2048	483,493	457,182
GNMA II, 15 Year
Pool # MA0513, 2.50%, 11/20/2027	48,159	46,018
Pool # MA4625, 3.50%, 8/20/2032	20,424	19,692
Pool # MA6906, 2.50%, 10/20/2035	356,753	327,908
GNMA II, 30 Year
Pool # 711773, 3.50%, 6/20/2033	51,451	47,734
Pool # 3459, 5.50%, 10/20/2033	43,982	44,927
Pool # AQ5932, 3.50%, 1/20/2036	68,737	63,763
Pool # 4222, 6.00%, 8/20/2038	8,301	8,708
Pool # 709148, 4.50%, 2/20/2039	28,157	27,514
Pool # 4446, 4.50%, 5/20/2039	2,546	2,545
Pool # 4467, 4.00%, 6/20/2039	11,719	11,425
Pool # 4468, 4.50%, 6/20/2039	2,270	2,269
Pool # 4494, 4.00%, 7/20/2039	12,928	12,604
Pool # 4495, 4.50%, 7/20/2039	9,860	9,853
Pool # 4519, 4.50%, 8/20/2039	3,630	3,628
Pool # 4558, 4.50%, 10/20/2039	3,079	3,077
Pool # 4576, 4.00%, 11/20/2039	5,937	5,788
Pool # 4598, 4.50%, 12/20/2039	6,072	6,068
Pool # 4617, 4.50%, 1/20/2040	3,303	3,301
Pool # 4636, 4.50%, 2/20/2040	4,726	4,723
Pool # 4656, 4.00%, 3/20/2040	9,756	9,512

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # 4677, 4.00%, 4/20/2040	25,767	25,121
Pool # 4678, 4.50%, 4/20/2040	1,143	1,142
Pool # 4695, 4.00%, 5/20/2040	2,857	2,785
Pool # 4696, 4.50%, 5/20/2040	1,150	1,149
Pool # 4712, 4.00%, 6/20/2040	4,374	4,264
Pool # 4800, 4.00%, 9/20/2040	4,590	4,475
Pool # 737727, 4.00%, 12/20/2040	40,753	39,478
Pool # 4945, 4.00%, 2/20/2041	9,833	9,586
Pool # 759342, 4.50%, 2/20/2041	209,346	206,221
Pool # 4950, 5.50%, 2/20/2041	18,109	18,788
Pool # 4976, 3.50%, 3/20/2041	11,570	10,932
Pool # 4977, 4.00%, 3/20/2041	18,042	17,589
Pool # 5016, 4.00%, 4/20/2041	6,998	6,823
Pool # 5054, 4.00%, 5/20/2041	11,045	10,767
Pool # 5114, 4.00%, 7/20/2041	1,450	1,414
Pool # 779497, 3.50%, 10/20/2041	7,644	7,137
Pool # 5233, 4.00%, 11/20/2041	1,773	1,728
Pool # 5258, 3.50%, 12/20/2041	108,210	102,262
Pool # 5259, 4.00%, 12/20/2041	6,814	6,643
Pool # 5279, 3.50%, 1/20/2042	20,090	18,988
Pool # 5330, 3.00%, 3/20/2042	13,278	12,187
Pool # 754406, 3.50%, 5/20/2042	51,235	47,734
Pool # MA0220, 3.50%, 7/20/2042	8,453	7,995
Pool # MA0318, 3.50%, 8/20/2042	117,702	111,340
Pool # MA0391, 3.00%, 9/20/2042	491,248	451,511
Pool # 796468, 4.00%, 9/20/2042	18,072	17,618
Pool # AA6040, 3.00%, 1/20/2043	89,994	81,211
Pool # AD1584, 3.00%, 1/20/2043	115,863	104,271
Pool # AD2125, 3.50%, 1/20/2043	81,108	77,108
Pool # AA6054, 3.00%, 2/20/2043	178,090	161,066
Pool # AD1744, 3.00%, 2/20/2043	15,021	13,885
Pool # 783755, 3.00%, 4/20/2043	118,728	109,336
Pool # 783976, 3.50%, 4/20/2043	19,591	18,319
Pool # MA1012, 3.50%, 5/20/2043	100,255	95,013
Pool # MA1157, 3.50%, 7/20/2043	19,912	18,852
Pool # MA1284, 3.00%, 9/20/2043	15,908	14,641
Pool # 785065, 3.50%, 10/20/2043	204,520	189,691
Pool # MA1376, 4.00%, 10/20/2043	93,642	91,115
Pool # AI7106, 4.00%, 6/20/2044	29,688	28,715
Pool # 784026, 3.50%, 12/20/2044	180,676	170,865
Pool # MA2678, 3.50%, 3/20/2045	123,469	116,283
Pool # MA2679, 4.00%, 3/20/2045	42,914	41,770
Pool # MA2753, 3.00%, 4/20/2045	63,280	58,084
Pool # 626942, 3.00%, 5/20/2045	142,241	126,271
Pool # MA2825, 3.00%, 5/20/2045	160,511	147,325
Pool # MA2829, 5.00%, 5/20/2045	23,660	24,093
Pool # 784800, 3.00%, 6/20/2045	32,129	28,953
Pool # AM9881, 3.00%, 6/20/2045	21,060	19,021
Pool # MA3247, 5.00%, 11/20/2045	20,765	21,184

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # AO9442, 3.50%, 12/20/2045	18,437	17,361
Pool # 784119, 3.00%, 2/20/2046	139,027	127,631
Pool # MA3458, 5.50%, 2/20/2046	29,163	30,165
Pool # MA3520, 3.00%, 3/20/2046	374,481	343,606
Pool # MA3735, 3.00%, 6/20/2046	256,222	234,543
Pool # AT7138, 3.50%, 6/20/2046	266,005	243,085
Pool # MA3935, 2.50%, 9/20/2046	67,845	60,366
Pool # 784768, 3.00%, 9/20/2046	73,592	67,291
Pool # AT8215, 3.00%, 9/20/2046	21,911	19,839
Pool # MA4002, 2.50%, 10/20/2046	371,829	330,804
Pool # AW0199, 3.00%, 10/20/2046	49,576	44,841
Pool # MA4068, 3.00%, 11/20/2046	10,848	9,913
Pool # MA4072, 5.00%, 11/20/2046	23,703	24,196
Pool # MA4125, 2.50%, 12/20/2046	341,183	302,693
Pool # MA4126, 3.00%, 12/20/2046	51,040	46,683
Pool # MA4260, 2.50%, 2/20/2047	60,659	53,849
Pool # AZ3119, 3.50%, 3/20/2047	30,023	27,844
Pool # AZ7084, 3.50%, 4/20/2047	87,307	81,548
Pool # MA4511, 4.00%, 6/20/2047	158,167	152,440
Pool # BA5041, 5.00%, 6/20/2047	95,474	95,448
Pool # MA4584, 2.50%, 7/20/2047	82,243	73,165
Pool # MA4718, 3.00%, 9/20/2047	7,003	6,381
Pool # MA4721, 4.50%, 9/20/2047	29,658	29,318
Pool # MA4836, 3.00%, 11/20/2047	339,456	309,463
Pool # BC2742, 3.50%, 11/20/2047	637,108	588,504
Pool # BD6940, 3.50%, 12/20/2047	153	138
Pool # MA4900, 3.50%, 12/20/2047	82,724	77,853
Pool # MA5019, 3.50%, 2/20/2048	215,074	202,165
Pool # MA5077, 3.50%, 3/20/2048	32,104	30,176
Pool # MA5138, 4.50%, 4/20/2048	12,575	12,392
Pool # 785033, 3.50%, 5/20/2048	206,592	198,759
Pool # MA5194, 5.00%, 5/20/2048	77,300	77,466
Pool # MA5329, 3.50%, 7/20/2048	7,699	7,222
Pool # MA5468, 5.00%, 9/20/2048	5,982	5,983
Pool # MA5527, 3.50%, 10/20/2048	28,498	26,798
Pool # MA5595, 4.00%, 11/20/2048	35,204	33,834
Pool # BJ6759, 4.50%, 11/20/2048	288,383	281,610
Pool # MA5650, 3.50%, 12/20/2048	11,621	10,923
Pool # MA5651, 4.00%, 12/20/2048	168,435	161,917
Pool # MA5709, 3.50%, 1/20/2049	80,648	75,872
Pool # BI6473, 4.00%, 1/20/2049	706,084	687,107
Pool # BJ9901, 3.00%, 2/20/2049	55,582	50,117
Pool # MA5930, 3.50%, 5/20/2049	10,414	9,755
Pool # MA5983, 2.50%, 6/20/2049	116,939	104,032
Pool # MA5985, 3.50%, 6/20/2049	41,734	39,088
Pool # MA5987, 4.50%, 6/20/2049	36,484	35,698
Pool # MA5988, 5.00%, 6/20/2049	6,848	6,843
Pool # MA6039, 3.50%, 7/20/2049	70,114	65,663
Pool # BM5450, 4.50%, 7/20/2049	73,006	71,121

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # MA6220, 4.00%, 10/20/2049	181,950	173,432
Pool # BR4627, 3.00%, 11/20/2049	481,444	435,062
Pool # 785067, 3.50%, 12/20/2049	389,387	351,486
Pool # MA6478, 5.00%, 2/20/2050	24,007	24,080
Pool # MA6542, 3.50%, 3/20/2050	231,501	217,995
Pool # MA6545, 5.00%, 3/20/2050	27,122	27,210
Pool # BV1348, 2.50%, 6/20/2050	48,547	40,976
Pool # MA6709, 2.50%, 6/20/2050	690,202	608,076
Pool # MA6818, 2.00%, 8/20/2050	1,292,636	1,101,150
Pool # BY8818, 2.00%, 10/20/2050	485,476	409,138
Pool # 785401, 2.50%, 10/20/2050	739,939	628,476
Pool # MA6994, 2.00%, 11/20/2050	1,420,565	1,204,019
Pool # BY8832, 2.50%, 11/20/2050	448,938	382,817
Pool # MA7051, 2.00%, 12/20/2050	2,203,122	1,878,862
Pool # CA4485, 2.50%, 12/20/2050	541,851	457,867
Pool # MA7052, 2.50%, 12/20/2050	901,906	792,615
Pool # MA7055, 4.00%, 12/20/2050	235,709	225,781
Pool # MA7135, 2.00%, 1/20/2051	2,518,946	2,144,446
Pool # MA7254, 2.00%, 3/20/2051	1,091,414	928,371
Pool # MA7311, 2.00%, 4/20/2051	2,585,148	2,199,035
Pool # 785449, 3.00%, 4/20/2051	291,131	262,683
Pool # MA7367, 2.50%, 5/20/2051	1,484,704	1,300,686
Pool # MA7368, 3.00%, 5/20/2051	454,460	411,065
Pool # MA7417, 2.00%, 6/20/2051	2,998,532	2,546,827
Pool # MA7418, 2.50%, 6/20/2051	1,640,909	1,438,674
Pool # MA7420, 3.50%, 6/20/2051	411,741	384,680
Pool # MA7471, 2.00%, 7/20/2051	2,447,905	2,082,235
Pool # MA7472, 2.50%, 7/20/2051	790,412	691,414
Pool # MA7473, 3.00%, 7/20/2051	494,565	447,030
Pool # MA7533, 2.00%, 8/20/2051	1,020,582	864,948
Pool # MA7588, 2.00%, 9/20/2051	1,038,277	881,847
Pool # MA7589, 2.50%, 9/20/2051	428,728	375,409
Pool # MA7766, 2.00%, 12/20/2051	2,263,581	1,919,093
Pool # MA7826, 2.00%, 1/20/2052	1,447,753	1,227,167
Pool # 785881, 2.50%, 1/20/2052	2,028,420	1,714,058
Pool # 785945, 3.00%, 2/20/2052	934,193	842,894
Pool # 786017, 3.00%, 3/20/2052	945,354	853,550
Pool # MA7937, 3.00%, 3/20/2052	921,632	829,725
Pool # MA7986, 2.00%, 4/20/2052	1,125,115	953,504
Pool # MA7987, 2.50%, 4/20/2052	1,950,551	1,706,544
Pool # MA7988, 3.00%, 4/20/2052	937,428	843,505
Pool # MA8043, 3.00%, 5/20/2052	2,423,647	2,180,781
Pool # MA8098, 3.00%, 6/20/2052	494,151	444,634
Pool # MA8267, 4.00%, 9/20/2052	1,175,665	1,117,010
Pool # MA8269, 5.00%, 9/20/2052	633,156	625,367
Pool # MA8270, 5.50%, 9/20/2052	973,105	973,469
Pool # MA8493, 6.50%, 12/20/2052	393,832	400,913
GNMA II, Single Family, 30 Year
TBA, 2.00%, 6/15/2053 (a)	6,400,000	5,425,000

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
TBA, 2.50%, 6/15/2053 (a)	8,300,000	7,261,365
TBA, 3.00%, 6/15/2053 (a)	6,700,000	6,029,869
TBA, 3.50%, 6/15/2053 (a)	4,000,000	3,710,469
TBA, 4.00%, 6/15/2053 (a)	3,000,000	2,850,938
TBA, 4.50%, 6/15/2053 (a)	2,200,000	2,137,738
TBA, 5.00%, 6/15/2053 (a)	1,250,000	1,234,448
Total Mortgage-Backed Securities (Cost $526,776,786)		485,462,399
Corporate Bonds — 25.0%
Aerospace & Defense — 0.6%
Boeing Co. (The)
3.25%, 3/1/2028	2,439,000	2,224,043
5.15%, 5/1/2030	782,000	775,303
3.60%, 5/1/2034	250,000	211,569
Hexcel Corp. 4.95%, 8/15/2025 (b)	266,000	262,338
Huntington Ingalls Industries, Inc. 2.04%, 8/16/2028	166,000	140,780
L3Harris Technologies, Inc.
1.80%, 1/15/2031	100,000	79,743
4.85%, 4/27/2035	166,000	159,477
Lockheed Martin Corp.
5.10%, 11/15/2027	728,000	749,352
1.85%, 6/15/2030	826,000	692,438
3.60%, 3/1/2035	3,233,000	2,915,584
4.50%, 5/15/2036	357,000	348,302
2.80%, 6/15/2050	10,000	7,034
Northrop Grumman Corp.
4.70%, 3/15/2033	150,000	147,353
5.25%, 5/1/2050	272,000	271,206
Precision Castparts Corp. 4.38%, 6/15/2045	82,000	72,945
Raytheon Technologies Corp.
5.00%, 2/27/2026	150,000	150,904
1.90%, 9/1/2031	160,000	128,462
3.03%, 3/15/2052	961,000	664,697
		10,001,530
Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	502,000	481,838
FedEx Corp.
3.88%, 8/1/2042	992,000	785,005
4.05%, 2/15/2048	250,000	196,021
GXO Logistics, Inc. 1.65%, 7/15/2026	1,542,000	1,336,868
United Parcel Service, Inc.
2.20%, 9/1/2024	98,000	94,657
4.88%, 3/3/2033	50,000	50,713
5.20%, 4/1/2040	98,000	99,538
3.63%, 10/1/2042	50,000	41,270
3.75%, 11/15/2047	300,000	247,889
3.40%, 9/1/2049	465,000	363,316
		3,697,115

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Automobile Components — 0.1%
Aptiv plc
3.25%, 3/1/2032	149,000	126,613
3.10%, 12/1/2051	990,000	596,029
BorgWarner, Inc.
2.65%, 7/1/2027	50,000	45,793
4.38%, 3/15/2045	60,000	47,487
Lear Corp. 5.25%, 5/15/2049	85,000	73,634
Magna International, Inc. (Canada) 4.15%, 10/1/2025	300,000	292,359
		1,181,915
Automobiles — 0.1%
General Motors Co.
5.00%, 4/1/2035	1,106,000	995,074
5.15%, 4/1/2038	400,000	353,805
Mercedes-Benz Finance North America LLC (Germany) 8.50%, 1/18/2031	152,000	190,474
Toyota Motor Corp. (Japan) 1.34%, 3/25/2026	72,000	65,741
		1,605,094
Banks — 4.2%
Banco Santander SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.22%, 11/22/2032 (c)	200,000	157,830
Bank of America Corp.
4.00%, 1/22/2025	163,000	159,277
(SOFR + 0.69%), 0.98%, 4/22/2025 (c)	50,000	47,907
(SOFR + 0.91%), 0.98%, 9/25/2025 (c)	349,000	327,136
(3-MONTH CME TERM SOFR + 1.13%), 2.46%, 10/22/2025 (c)	632,000	602,738
(3-MONTH CME TERM SOFR + 0.90%), 2.01%, 2/13/2026 (c)	67,000	62,854
3.50%, 4/19/2026	1,846,000	1,779,757
(SOFR + 1.15%), 1.32%, 6/19/2026 (c)	50,000	45,899
(SOFR + 1.05%), 2.55%, 2/4/2028 (c)	1,000,000	905,250
(3-MONTH CME TERM SOFR + 1.04%), 3.42%, 12/20/2028 (c)	26,000	23,921
(3-MONTH CME TERM SOFR + 1.47%), 3.97%, 2/7/2030 (c)	250,000	232,238
(3-MONTH CME TERM SOFR + 1.25%), 2.50%, 2/13/2031 (c)	75,000	62,906
(SOFR + 1.37%), 1.92%, 10/24/2031 (c)	350,000	276,534
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (c)	2,688,000	2,220,755
(SOFR + 1.32%), 2.69%, 4/22/2032 (c)	50,000	41,315
(SOFR + 1.83%), 4.57%, 4/27/2033 (c)	50,000	47,069
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.48%, 9/21/2036 (c)	2,104,000	1,594,819
5.00%, 1/21/2044	2,305,000	2,178,866
Bank of Montreal (Canada)
0.63%, 7/9/2024	100,000	94,706
1.50%, 1/10/2025	1,008,000	948,609
1.85%, 5/1/2025	205,000	192,227
(SOFR + 0.60%), 0.95%, 1/22/2027 (c)	517,000	463,487
5.20%, 2/1/2028	150,000	150,532
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.40%), 3.09%, 1/10/2037 (c) (d)	50,000	39,487
Bank of Nova Scotia (The) (Canada)
0.65%, 7/31/2024	100,000	94,460
1.45%, 1/10/2025	150,000	140,681

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
1.30%, 9/15/2026	250,000	220,962
2.15%, 8/1/2031	50,000	40,401
2.45%, 2/2/2032 (e)	10,000	8,220
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.59%, 5/4/2037 (c) (d)	150,000	130,805
Bank OZK (3-MONTH CME TERM SOFR + 2.09%), 2.75%, 10/1/2031 (c)	274,000	209,599
Barclays Bank plc (United Kingdom) 3.75%, 5/15/2024	400,000	392,380
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (c)	454,000	358,330
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.00%), 5.75%, 8/9/2033 (c)	1,004,000	977,918
Cadence Bank (ICE LIBOR USD 3 Month + 2.47%), 4.12%, 11/20/2029 (c)	1,360,000	1,232,893
Canadian Imperial Bank of Commerce (Canada) 3.30%, 4/7/2025	150,000	144,421
Citigroup, Inc.
3.75%, 6/16/2024	601,000	589,346
4.40%, 6/10/2025	97,000	94,653
(SOFR + 2.84%), 3.11%, 4/8/2026 (c)	350,000	335,586
4.30%, 11/20/2026	150,000	144,602
(SOFR + 1.42%), 2.98%, 11/5/2030 (c)	760,000	658,838
(SOFR + 3.91%), 4.41%, 3/31/2031 (c)	1,059,000	1,001,592
6.63%, 6/15/2032	77,000	81,279
(SOFR + 1.18%), 2.52%, 11/3/2032 (c)	2,951,000	2,381,238
(SOFR + 1.35%), 3.06%, 1/25/2033 (c)	50,000	41,975
(SOFR + 1.94%), 3.79%, 3/17/2033 (c)	100,000	88,655
(SOFR + 2.09%), 4.91%, 5/24/2033 (c)	500,000	485,304
(SOFR + 2.34%), 6.27%, 11/17/2033 (c)	1,500,000	1,602,484
(3-MONTH CME TERM SOFR + 1.43%), 3.88%, 1/24/2039 (c)	210,000	175,929
Citizens Financial Group, Inc.
3.25%, 4/30/2030	50,000	40,786
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.75%), 5.64%, 5/21/2037 (c)	150,000	125,981
Comerica Bank 2.50%, 7/23/2024 (e)	621,000	562,865
Cooperatieve Rabobank UA (Netherlands) 3.75%, 7/21/2026	267,000	251,109
Fifth Third Bancorp
2.38%, 1/28/2025	712,000	662,012
(SOFR + 0.69%), 1.71%, 11/1/2027 (c)	100,000	85,716
(SOFR + 1.66%), 4.34%, 4/25/2033 (c)	50,000	44,755
Fifth Third Bank NA 3.85%, 3/15/2026	200,000	182,118
First Citizens BancShares, Inc. (3-MONTH CME TERM SOFR + 2.47%), 3.38%, 3/15/2030 (c)	2,157,000	1,953,014
First Horizon Corp. 4.00%, 5/26/2025	391,000	361,041
First-Citizens Bank & Trust Co. (3-MONTH CME TERM SOFR + 1.72%), 2.97%, 9/27/2025 (c)	454,000	423,416
Goldman Sachs Capital I 6.35%, 2/15/2034	50,000	50,766
HSBC Holdings plc (United Kingdom)
(SOFR + 1.54%), 1.64%, 4/18/2026 (c)	854,000	788,480
(SOFR + 1.97%), 6.16%, 3/9/2029 (c)	928,000	945,988
(SOFR + 2.39%), 2.85%, 6/4/2031 (c)	3,520,000	2,940,217
(SOFR + 1.95%), 2.36%, 8/18/2031 (c)	1,847,000	1,485,668
6.10%, 1/14/2042	183,000	193,231
HSBC USA, Inc. 5.63%, 3/17/2025	1,978,000	1,981,821
Huntington Bancshares, Inc. (SOFR + 2.05%), 5.02%, 5/17/2033 (c)	50,000	45,871
Huntington National Bank (The) (SOFRINDX + 1.65%), 4.55%, 5/17/2028 (c)	469,000	437,737

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
ING Groep NV (Netherlands) 3.95%, 3/29/2027	700,000	667,854
Intesa Sanpaolo SpA (Italy) 5.25%, 1/12/2024 (e)	480,000	476,697
KeyCorp
2.25%, 4/6/2027	316,000	260,833
2.55%, 10/1/2029	100,000	76,903
Korea Development Bank (The) (South Korea)
1.38%, 4/25/2027	882,000	783,929
1.63%, 1/19/2031	200,000	162,811
Kreditanstalt fuer Wiederaufbau (Germany)
0.50%, 9/20/2024	500,000	472,404
2.00%, 5/2/2025	75,000	71,540
0.38%, 7/18/2025	16,000	14,729
0.63%, 1/22/2026	80,000	72,950
1.00%, 10/1/2026	468,000	423,666
3.00%, 5/20/2027	55,000	52,973
1.75%, 9/14/2029	901,000	798,671
Zero Coupon, 6/29/2037	1,247,000	717,071
Landwirtschaftliche Rentenbank (Germany)
Series 40, 0.50%, 5/27/2025	183,000	168,981
0.88%, 3/30/2026	71,000	64,739
0.88%, 9/3/2030	865,000	702,317
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.50%), 3.37%, 12/14/2046 (c)	432,000	285,565
M&T Bank Corp. (SOFR + 1.85%), 5.05%, 1/27/2034 (c)	1,052,000	970,500
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.06%, 9/12/2025 (c)	200,000	198,292
3.75%, 7/18/2039	1,542,000	1,299,527
Mizuho Financial Group, Inc. (Japan) 4.02%, 3/5/2028	1,262,000	1,198,708
National Australia Bank Ltd. (Australia) 2.50%, 7/12/2026	315,000	294,163
National Bank of Canada (Canada) Series FXD, 0.75%, 8/6/2024	250,000	235,892
NatWest Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.07%, 5/22/2028 (c)	716,000	651,122
Oesterreichische Kontrollbank AG (Austria)
0.50%, 9/16/2024	16,000	15,122
1.50%, 2/12/2025	150,000	142,142
0.38%, 9/17/2025	19,000	17,373
0.50%, 2/2/2026	550,000	497,968
PNC Bank NA 3.10%, 10/25/2027	629,000	578,337
PNC Financial Services Group, Inc. (The)
(SOFRINDX + 1.85%), 4.63%, 6/6/2033 (c)	150,000	136,546
(SOFR + 1.93%), 5.07%, 1/24/2034 (c)	50,000	48,271
Royal Bank of Canada (Canada)
0.75%, 10/7/2024	150,000	140,978
3.38%, 4/14/2025	75,000	72,609
Series FXD, 2.05%, 1/21/2027	327,000	295,945
6.00%, 11/1/2027	150,000	155,419
3.88%, 5/4/2032	178,000	163,012
5.00%, 2/1/2033	150,000	147,949

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Santander UK Group Holdings plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (c)	1,177,000	1,052,859
Sumitomo Mitsui Financial Group, Inc. (Japan)
0.95%, 1/12/2026	2,244,000	2,007,029
3.78%, 3/9/2026	332,000	319,628
2.63%, 7/14/2026	150,000	138,820
3.01%, 10/19/2026	141,000	131,325
3.45%, 1/11/2027	729,000	687,339
Synovus Financial Corp. 5.20%, 8/11/2025	796,000	733,980
Toronto-Dominion Bank (The) (Canada)
0.75%, 1/6/2026	2,399,000	2,147,148
2.00%, 9/10/2031	50,000	39,701
3.20%, 3/10/2032	100,000	86,382
Truist Bank 2.15%, 12/6/2024	1,400,000	1,314,536
Truist Financial Corp.
(SOFR + 0.61%), 1.27%, 3/2/2027 (c)	1,109,000	982,957
1.13%, 8/3/2027	2,647,000	2,236,397
(SOFR + 0.86%), 1.89%, 6/7/2029 (c)	596,000	495,297
1.95%, 6/5/2030	150,000	120,287
US Bancorp
(SOFR + 0.73%), 2.22%, 1/27/2028 (c)	10,000	8,919
(SOFR + 1.02%), 2.68%, 1/27/2033 (c)	591,000	474,962
(SOFR + 2.11%), 4.97%, 7/22/2033 (c)	50,000	45,319
Valley National Bancorp (3-MONTH CME TERM SOFR + 2.36%), 3.00%, 6/15/2031 (c)	37,000	28,000
Wells Fargo & Co.
(3-MONTH CME TERM SOFR + 1.09%), 2.41%, 10/30/2025 (c)	483,000	461,751
(3-MONTH CME TERM SOFR + 1.01%), 2.16%, 2/11/2026 (c)	252,000	238,027
3.00%, 4/22/2026	1,019,000	964,411
(SOFR + 2.00%), 2.19%, 4/30/2026 (c)	488,000	459,074
4.30%, 7/22/2027	2,352,000	2,269,428
(3-MONTH CME TERM SOFR + 1.57%), 3.58%, 5/22/2028 (c)	110,000	103,315
(SOFR + 2.10%), 2.39%, 6/2/2028 (c)	372,000	332,711
(3-MONTH CME TERM SOFR + 1.43%), 2.88%, 10/30/2030 (c)	2,584,000	2,235,149
(SOFR + 2.53%), 3.07%, 4/30/2041 (c)	175,000	127,116
4.65%, 11/4/2044	750,000	635,227
3.90%, 5/1/2045	1,100,000	870,054
4.75%, 12/7/2046	1,045,000	877,995
Westpac Banking Corp. (Australia)
1.15%, 6/3/2026	750,000	673,319
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.89%, 2/4/2030 (c) (d)	445,000	415,015
		75,099,247
Beverages — 0.4%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	49,000	47,996
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.90%, 1/23/2031 (e)	330,000	340,462
4.95%, 1/15/2042	146,000	141,509
3.75%, 7/15/2042	45,000	37,649
5.55%, 1/23/2049	50,000	52,276

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Beverages — continued
4.50%, 6/1/2050	10,000	9,048
4.75%, 4/15/2058	1,421,000	1,304,602
Coca-Cola Co. (The)
1.75%, 9/6/2024	507,000	490,095
1.50%, 3/5/2028	224,000	199,061
1.00%, 3/15/2028	100,000	86,436
1.65%, 6/1/2030	13,000	10,891
2.50%, 6/1/2040	600,000	448,429
2.88%, 5/5/2041	10,000	7,787
3.00%, 3/5/2051	571,000	426,713
2.75%, 6/1/2060 (e)	40,000	27,265
Coca-Cola Consolidated, Inc. 3.80%, 11/25/2025	50,000	48,769
Constellation Brands, Inc. 3.60%, 2/15/2028	934,000	880,214
Diageo Capital plc (United Kingdom) 1.38%, 9/29/2025	200,000	185,161
Keurig Dr. Pepper, Inc.
3.40%, 11/15/2025	250,000	241,224
3.95%, 4/15/2029	901,000	860,518
4.05%, 4/15/2032	50,000	46,575
Molson Coors Beverage Co. 5.00%, 5/1/2042	173,000	160,115
PepsiCo, Inc.
2.75%, 4/30/2025	250,000	241,462
4.45%, 2/15/2033	50,000	50,454
2.63%, 10/21/2041	10,000	7,508
2.75%, 10/21/2051	10,000	7,102
		6,359,321
Biotechnology — 0.4%
AbbVie, Inc.
3.85%, 6/15/2024	334,000	329,106
3.80%, 3/15/2025	150,000	146,685
3.60%, 5/14/2025	150,000	146,114
2.95%, 11/21/2026	150,000	141,512
4.50%, 5/14/2035	98,000	92,971
4.05%, 11/21/2039	179,000	153,515
4.45%, 5/14/2046	21,000	18,103
4.25%, 11/21/2049	1,219,000	1,032,336
Amgen, Inc.
3.20%, 11/2/2027	2,148,000	2,021,018
2.30%, 2/25/2031	750,000	624,694
2.00%, 1/15/2032	150,000	119,135
4.20%, 3/1/2033	50,000	46,785
4.56%, 6/15/2048	200,000	174,011
3.38%, 2/21/2050	100,000	71,336
4.66%, 6/15/2051	230,000	202,025
5.75%, 3/2/2063	295,000	293,517
Biogen, Inc. 2.25%, 5/1/2030	522,000	437,004
Gilead Sciences, Inc.
3.65%, 3/1/2026	100,000	97,094

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Biotechnology — continued
2.95%, 3/1/2027	10,000	9,449
4.00%, 9/1/2036	803,000	729,681
4.75%, 3/1/2046	15,000	14,023
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	200,000	161,113
		7,061,227
Broadline Retail — 0.3%
Alibaba Group Holding Ltd. (China)
3.40%, 12/6/2027	437,000	409,457
2.70%, 2/9/2041	201,000	134,868
Amazon.com, Inc.
1.00%, 5/12/2026	400,000	362,857
3.15%, 8/22/2027	2,365,000	2,257,161
4.05%, 8/22/2047	1,351,000	1,195,676
2.70%, 6/3/2060	286,000	181,554
eBay, Inc. 4.00%, 7/15/2042	192,000	152,085
		4,693,658
Building Products — 0.0% ^
Carlisle Cos., Inc. 2.20%, 3/1/2032	50,000	39,056
Carrier Global Corp. 3.58%, 4/5/2050	351,000	252,329
Fortune Brands Innovations, Inc. 4.00%, 3/25/2032	128,000	114,194
Johnson Controls International plc 4.50%, 2/15/2047	162,000	138,092
Lennox International, Inc.
1.35%, 8/1/2025	117,000	107,435
1.70%, 8/1/2027	150,000	131,856
Owens Corning 4.30%, 7/15/2047	108,000	88,258
		871,220
Capital Markets — 1.8%
Affiliated Managers Group, Inc. 3.50%, 8/1/2025	591,000	563,582
Ameriprise Financial, Inc.
3.00%, 4/2/2025	133,000	127,282
5.15%, 5/15/2033	100,000	99,488
Ares Capital Corp.
3.25%, 7/15/2025	175,000	161,862
3.88%, 1/15/2026	179,000	166,063
2.15%, 7/15/2026	100,000	86,867
3.20%, 11/15/2031	165,000	125,432
Bank of New York Mellon Corp. (The)
3.40%, 5/15/2024	100,000	97,963
(SOFR + 0.57%), 3.43%, 6/13/2025 (c)	150,000	146,572
0.75%, 1/28/2026	720,000	645,145
(SOFRINDX + 1.80%), 5.80%, 10/25/2028 (c)	10,000	10,316
2.50%, 1/26/2032	50,000	41,036
(SOFR + 1.51%), 4.71%, 2/1/2034 (c)	150,000	145,890
Series J, (SOFR + 1.61%), 4.97%, 4/26/2034 (c)	3,557,000	3,536,761
BGC Partners, Inc. 3.75%, 10/1/2024	175,000	165,980
Blackstone Secured Lending Fund 2.75%, 9/16/2026	203,000	176,907

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
Charles Schwab Corp. (The)
3.00%, 3/10/2025	43,000	40,925
1.15%, 5/13/2026	150,000	132,059
3.20%, 3/2/2027	988,000	908,058
3.20%, 1/25/2028	50,000	45,561
2.00%, 3/20/2028	987,000	844,861
3.25%, 5/22/2029	60,000	53,130
1.95%, 12/1/2031	50,000	38,149
2.90%, 3/3/2032	50,000	41,044
CI Financial Corp. (Canada) 3.20%, 12/17/2030	230,000	172,632
CME Group, Inc.
3.00%, 3/15/2025	562,000	543,483
2.65%, 3/15/2032	50,000	42,822
4.15%, 6/15/2048	144,000	130,247
Credit Suisse AG (Switzerland) 1.25%, 8/7/2026 (e)	1,891,000	1,621,740
Credit Suisse Group AG (Switzerland) 3.75%, 3/26/2025	250,000	235,701
Deutsche Bank AG (Germany)
4.10%, 1/13/2026	150,000	139,068
(SOFR + 1.87%), 2.13%, 11/24/2026 (c)	1,071,000	947,438
(SOFR + 1.22%), 2.31%, 11/16/2027 (c)	325,000	279,541
(SOFR + 3.04%), 3.55%, 9/18/2031 (c)	150,000	124,758
FactSet Research Systems, Inc. 2.90%, 3/1/2027	189,000	174,440
Franklin Resources, Inc. 2.95%, 8/12/2051	347,000	221,470
FS KKR Capital Corp.
3.40%, 1/15/2026	213,000	193,110
2.63%, 1/15/2027	1,188,000	1,011,949
Goldman Sachs BDC, Inc. 3.75%, 2/10/2025	131,000	125,689
Goldman Sachs Group, Inc. (The)
3.85%, 7/8/2024	50,000	49,218
3.50%, 1/23/2025	362,000	351,371
(3-MONTH CME TERM SOFR + 1.46%), 3.27%, 9/29/2025 (c)	43,000	41,571
Series VAR, (SOFR + 0.79%), 1.09%, 12/9/2026 (c)	279,000	249,528
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	2,482,000	2,254,161
(3-MONTH CME TERM SOFR + 1.42%), 3.81%, 4/23/2029 (c)	134,000	124,962
(3-MONTH CME TERM SOFR + 1.56%), 4.22%, 5/1/2029 (c)	128,000	121,308
(SOFR + 1.09%), 1.99%, 1/27/2032 (c)	10,000	7,909
(SOFR + 1.28%), 2.62%, 4/22/2032 (c)	50,000	41,231
(SOFR + 1.25%), 2.38%, 7/21/2032 (c)	2,270,000	1,826,836
(SOFR + 1.26%), 2.65%, 10/21/2032 (c)	50,000	40,965
6.13%, 2/15/2033	1,001,000	1,067,583
6.75%, 10/1/2037	136,000	145,194
(3-MONTH CME TERM SOFR + 1.69%), 4.41%, 4/23/2039 (c)	463,000	403,489
(SOFR + 1.63%), 3.44%, 2/24/2043 (c)	855,000	638,526
Intercontinental Exchange, Inc.
4.00%, 9/15/2027	10,000	9,826
1.85%, 9/15/2032	205,000	159,022
3.00%, 6/15/2050	62,000	42,364
Janus Henderson US Holdings, Inc. 4.88%, 8/1/2025	181,000	178,158

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
Lazard Group LLC 3.75%, 2/13/2025	537,000	515,264
Moody's Corp.
4.25%, 2/1/2029	30,000	29,257
3.10%, 11/29/2061	424,000	271,233
Morgan Stanley
Series F, 3.88%, 4/29/2024	2,191,000	2,159,632
(SOFR + 1.15%), 2.72%, 7/22/2025 (c)	125,000	120,563
Series I, (SOFR + 0.75%), 0.86%, 10/21/2025 (c)	100,000	92,940
3.95%, 4/23/2027	312,000	296,744
(SOFR + 0.88%), 1.59%, 5/4/2027 (c)	10,000	8,987
(SOFR + 0.86%), 1.51%, 7/20/2027 (c)	75,000	66,822
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (c)	1,051,000	981,172
(3-MONTH CME TERM SOFR + 1.14%), 3.77%, 1/24/2029 (c)	13,000	12,184
(SOFR + 1.14%), 2.70%, 1/22/2031 (c)	300,000	256,637
(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	1,614,000	1,254,156
(SOFR + 1.02%), 1.93%, 4/28/2032 (c)	2,134,000	1,666,321
(SOFR + 1.18%), 2.24%, 7/21/2032 (c)	50,000	39,850
4.30%, 1/27/2045	330,000	285,704
(SOFR + 4.84%), 5.60%, 3/24/2051 (c)	128,000	132,499
Nasdaq, Inc.
3.85%, 6/30/2026	519,000	508,684
1.65%, 1/15/2031 (e)	236,000	185,892
Nomura Holdings, Inc. (Japan) 2.61%, 7/14/2031	294,000	234,100
Owl Rock Technology Finance Corp. 2.50%, 1/15/2027	238,000	196,527
Prospect Capital Corp. 3.71%, 1/22/2026	192,000	168,612
Raymond James Financial, Inc.
4.65%, 4/1/2030	189,000	184,347
4.95%, 7/15/2046	40,000	35,454
S&P Global, Inc.
3.25%, 12/1/2049	308,000	226,081
2.30%, 8/15/2060	13,000	7,263
State Street Corp.
(SOFR + 0.94%), 2.35%, 11/1/2025 (c)	400,000	382,164
2.20%, 3/3/2031	50,000	40,417
(SOFR + 1.57%), 4.82%, 1/26/2034 (c)	309,000	301,273
Stifel Financial Corp. 4.25%, 7/18/2024	12,000	11,624
		32,790,646
Chemicals — 0.3%
Air Products and Chemicals, Inc. 4.80%, 3/3/2033	50,000	50,883
Albemarle Corp.
5.05%, 6/1/2032	10,000	9,666
5.45%, 12/1/2044	83,000	76,971
Cabot Corp. 4.00%, 7/1/2029	104,000	96,560
CF Industries, Inc.
4.95%, 6/1/2043	300,000	250,757
5.38%, 3/15/2044	113,000	99,191

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — continued
Dow Chemical Co. (The)
2.10%, 11/15/2030 (e)	250,000	207,407
6.30%, 3/15/2033	50,000	53,755
5.25%, 11/15/2041	480,000	454,333
Eastman Chemical Co. 5.75%, 3/8/2033	50,000	49,851
Ecolab, Inc. 1.30%, 1/30/2031	260,000	204,857
EIDP, Inc. 1.70%, 7/15/2025	613,000	573,879
FMC Corp. 3.45%, 10/1/2029	174,000	154,170
Huntsman International LLC 4.50%, 5/1/2029	112,000	102,016
LYB International Finance III LLC
2.25%, 10/1/2030	232,000	189,377
3.38%, 10/1/2040	203,000	145,954
4.20%, 10/15/2049	359,000	267,990
NewMarket Corp. 2.70%, 3/18/2031	69,000	56,802
RPM International, Inc. 2.95%, 1/15/2032	119,000	95,329
Sherwin-Williams Co. (The)
4.25%, 8/8/2025	150,000	147,560
4.00%, 12/15/2042	233,000	186,470
4.50%, 6/1/2047	492,000	420,060
3.30%, 5/15/2050	26,000	17,839
Westlake Corp.
0.88%, 8/15/2024	200,000	188,128
5.00%, 8/15/2046	490,000	419,856
4.38%, 11/15/2047	367,000	284,916
		4,804,577
Commercial Services & Supplies — 0.1%
Ford Foundation (The)
Series 2020, 2.42%, 6/1/2050	200,000	127,803
Series 2020, 2.82%, 6/1/2070	70,000	42,111
Republic Services, Inc.
2.50%, 8/15/2024	242,000	234,040
2.38%, 3/15/2033	1,437,000	1,172,038
Rockefeller Foundation (The) Series 2020, 2.49%, 10/1/2050	10,000	6,432
Waste Connections, Inc.
2.20%, 1/15/2032 (d)	50,000	40,454
4.20%, 1/15/2033 (d)	283,000	266,505
2.95%, 1/15/2052	10,000	6,644
Waste Management, Inc.
1.50%, 3/15/2031	499,000	396,768
2.95%, 6/1/2041	336,000	248,235
2.50%, 11/15/2050	250,000	157,225
		2,698,255
Communications Equipment — 0.1%
Cisco Systems, Inc.
2.95%, 2/28/2026	1,941,000	1,870,541
2.50%, 9/20/2026	113,000	106,866
5.90%, 2/15/2039	12,000	13,166

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Communications Equipment — continued
Juniper Networks, Inc. 2.00%, 12/10/2030	150,000	117,374
Motorola Solutions, Inc.
2.30%, 11/15/2030	150,000	121,320
2.75%, 5/24/2031	50,000	41,124
Nokia OYJ (Finland) 4.38%, 6/12/2027	150,000	142,501
		2,412,892
Construction & Engineering — 0.0% ^
Quanta Services, Inc.
0.95%, 10/1/2024	17,000	15,902
2.35%, 1/15/2032	199,000	157,793
Valmont Industries, Inc. 5.25%, 10/1/2054	48,000	42,117
		215,812
Construction Materials — 0.0% ^
Eagle Materials, Inc. 2.50%, 7/1/2031	87,000	70,896
Martin Marietta Materials, Inc. Series CB, 2.50%, 3/15/2030	10,000	8,442
Vulcan Materials Co. 4.70%, 3/1/2048	96,000	84,847
		164,185
Consumer Finance — 0.9%
AerCap Ireland Capital DAC (Ireland)
3.50%, 1/15/2025	250,000	239,281
4.45%, 10/1/2025	150,000	144,599
3.65%, 7/21/2027	150,000	137,591
3.88%, 1/23/2028	350,000	322,238
3.30%, 1/30/2032	1,001,000	812,259
Ally Financial, Inc.
1.45%, 10/2/2023	617,600	607,605
4.75%, 6/9/2027	37,000	34,503
7.10%, 11/15/2027	104,000	105,773
2.20%, 11/2/2028	517,000	412,252
American Express Co.
2.25%, 3/4/2025	100,000	94,982
4.20%, 11/6/2025	584,000	571,776
3.13%, 5/20/2026	68,000	64,859
1.65%, 11/4/2026	1,096,000	983,597
American Honda Finance Corp. 1.80%, 1/13/2031	327,000	266,683
Andrew W Mellon Foundation (The) Series 2020, 0.95%, 8/1/2027	11,000	9,584
Capital One Financial Corp.
3.75%, 7/28/2026	2,204,000	2,062,436
(SOFR + 2.08%), 5.47%, 2/1/2029 (c)	150,000	145,669
(SOFR + 1.34%), 2.36%, 7/29/2032 (c)	150,000	107,055
Caterpillar Financial Services Corp. 0.80%, 11/13/2025	1,500,000	1,367,158
Discover Financial Services
3.95%, 11/6/2024	1,063,000	1,025,928
6.70%, 11/29/2032	50,000	51,849
General Motors Financial Co., Inc.
1.05%, 3/8/2024	167,000	161,505

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
3.50%, 11/7/2024	283,000	274,323
2.90%, 2/26/2025	150,000	142,962
5.25%, 3/1/2026	150,000	148,797
1.50%, 6/10/2026	150,000	133,368
3.85%, 1/5/2028	150,000	139,326
2.40%, 4/10/2028	150,000	130,246
2.35%, 1/8/2031	50,000	39,041
3.10%, 1/12/2032	170,000	137,101
John Deere Capital Corp.
0.45%, 6/7/2024	100,000	95,392
2.65%, 6/24/2024	216,000	210,592
0.70%, 1/15/2026	209,000	189,501
4.75%, 1/20/2028	1,000,000	1,010,696
2.00%, 6/17/2031	75,000	62,095
PACCAR Financial Corp.
Series DM#N, 0.50%, 8/9/2024	138,000	130,684
3.55%, 8/11/2025	881,000	863,542
Synchrony Financial
3.70%, 8/4/2026	11,000	9,716
3.95%, 12/1/2027	10,000	8,617
2.88%, 10/28/2031	669,000	483,639
Toyota Motor Credit Corp.
0.50%, 6/18/2024	200,000	190,283
3.00%, 4/1/2025	150,000	145,004
3.05%, 3/22/2027	150,000	141,786
3.05%, 1/11/2028	500,000	468,242
1.65%, 1/10/2031	696,000	561,353
1.90%, 9/12/2031	99,000	80,456
		15,525,944
Consumer Staples Distribution & Retail — 0.3%
Costco Wholesale Corp.
2.75%, 5/18/2024	1,243,000	1,213,496
3.00%, 5/18/2027	200,000	191,751
1.38%, 6/20/2027	132,000	117,921
1.75%, 4/20/2032	176,000	142,783
Dollar General Corp.
4.15%, 11/1/2025	10,000	9,801
3.88%, 4/15/2027	52,000	50,344
4.13%, 5/1/2028	200,000	193,416
5.00%, 11/1/2032	50,000	49,297
4.13%, 4/3/2050	26,000	20,412
Dollar Tree, Inc. 2.65%, 12/1/2031	217,000	179,017
Kroger Co. (The)
3.70%, 8/1/2027	15,000	14,463
5.40%, 7/15/2040	294,000	283,224
Sysco Corp. 3.15%, 12/14/2051	351,000	237,563

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Staples Distribution & Retail — continued
Target Corp.
3.50%, 7/1/2024	1,426,000	1,403,508
2.95%, 1/15/2052	413,000	286,642
Walmart, Inc.
2.85%, 7/8/2024	252,000	246,307
3.05%, 7/8/2026	10,000	9,668
1.05%, 9/17/2026	100,000	90,032
3.70%, 6/26/2028	10,000	9,794
3.25%, 7/8/2029	10,000	9,456
2.95%, 9/24/2049	611,000	448,327
4.50%, 9/9/2052	122,000	116,816
		5,324,038
Containers & Packaging — 0.1%
AptarGroup, Inc. 3.60%, 3/15/2032	63,000	53,656
Avery Dennison Corp.
4.88%, 12/6/2028	201,000	198,640
5.75%, 3/15/2033	50,000	51,572
International Paper Co.
4.80%, 6/15/2044	200,000	176,466
5.15%, 5/15/2046	195,000	179,050
Packaging Corp. of America 3.00%, 12/15/2029	220,000	194,577
WestRock MWV LLC 7.95%, 2/15/2031	166,000	189,974
		1,043,935
Diversified Consumer Services — 0.2%
American University (The) Series 2019, 3.67%, 4/1/2049	63,000	50,137
Brown University Series A, 2.92%, 9/1/2050	82,000	58,805
California Institute of Technology 4.70%, 11/1/2111	58,000	49,933
Case Western Reserve University Series 22-C, 5.41%, 6/1/2122	29,000	27,971
Claremont Mckenna College 3.78%, 1/1/2122	33,000	22,634
Duke University Series 2020, 2.68%, 10/1/2044	75,000	55,157
George Washington University (The) Series 2018, 4.13%, 9/15/2048	104,000	88,829
Georgetown University (The)
Series B, 4.32%, 4/1/2049	10,000	8,687
Series 20A, 2.94%, 4/1/2050	365,000	247,167
Johns Hopkins University Series 2013, 4.08%, 7/1/2053	76,000	66,384
Massachusetts Institute of Technology Series F, 2.99%, 7/1/2050	478,000	356,216
Northwestern University 4.64%, 12/1/2044	105,000	101,634
President and Fellows of Harvard College 3.15%, 7/15/2046	206,000	159,080
Thomas Jefferson University 3.85%, 11/1/2057	49,000	35,467
Trustees of Boston College 3.13%, 7/1/2052	53,000	38,245
Trustees of Boston University Series CC, 4.06%, 10/1/2048	54,000	46,929
Trustees of Princeton University (The) Series 2020, 2.52%, 7/1/2050	894,000	592,707
Trustees of the University of Pennsylvania (The) 3.61%, 2/15/2119	816,000	563,608
University of Chicago (The) Series 20B, 2.76%, 4/1/2045	10,000	7,720
University of Miami Series 2022, 4.06%, 4/1/2052 (e)	58,000	48,589
University of Notre Dame du Lac Series 2015, 3.44%, 2/15/2045	708,000	564,263

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Consumer Services — continued
University of Southern California
Series 2017, 3.84%, 10/1/2047	20,000	17,235
5.25%, 10/1/2111	227,000	227,284
Washington University (The) Series 2022, 3.52%, 4/15/2054 (e)	128,000	100,853
William Marsh Rice University 3.77%, 5/15/2055	70,000	58,560
		3,594,094
Diversified REITs — 0.1%
Broadstone Net Lease LLC 2.60%, 9/15/2031	150,000	108,767
GLP Capital LP
5.75%, 6/1/2028	340,000	328,675
4.00%, 1/15/2031	50,000	42,969
Rayonier LP 2.75%, 5/17/2031	71,000	58,092
Simon Property Group LP
3.38%, 10/1/2024	500,000	485,614
3.38%, 12/1/2027	150,000	139,582
2.20%, 2/1/2031	755,000	613,671
2.25%, 1/15/2032	150,000	117,703
STORE Capital Corp. 4.50%, 3/15/2028	135,000	116,529
VICI Properties LP
4.75%, 2/15/2028	150,000	142,764
5.13%, 5/15/2032	233,000	217,373
Vornado Realty LP
2.15%, 6/1/2026	272,000	223,186
3.40%, 6/1/2031	50,000	34,396
		2,629,321
Diversified Telecommunication Services — 0.8%
AT&T, Inc.
1.70%, 3/25/2026	502,000	458,599
2.75%, 6/1/2031	50,000	42,272
2.25%, 2/1/2032	50,000	40,013
2.55%, 12/1/2033	384,000	301,647
4.50%, 5/15/2035	747,000	688,178
5.35%, 9/1/2040	720,000	691,389
3.10%, 2/1/2043	300,000	213,707
4.65%, 6/1/2044	400,000	345,000
4.35%, 6/15/2045	400,000	330,194
5.15%, 11/15/2046	59,000	54,447
4.50%, 3/9/2048	10,000	8,367
4.55%, 3/9/2049	400,000	334,036
3.65%, 6/1/2051	490,000	354,810
3.30%, 2/1/2052	55,000	37,717
3.80%, 12/1/2057	10,000	7,110
3.85%, 6/1/2060	250,000	177,974
Bell Telephone Co. of Canada or Bell Canada (The) (Canada) Series US-5, 2.15%, 2/15/2032	566,000	458,560
British Telecommunications plc (United Kingdom) 9.62%, 12/15/2030 (b)	316,000	390,683
Deutsche Telekom International Finance BV (Germany) 9.25%, 6/1/2032	186,000	237,586
Koninklijke KPN NV (Netherlands) 8.38%, 10/1/2030	66,000	77,017

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
Orange SA (France) 5.38%, 1/13/2042	189,000	187,726
Telefonica Emisiones SA (Spain)
4.10%, 3/8/2027	1,243,000	1,201,755
7.05%, 6/20/2036	11,000	11,990
TELUS Corp. (Canada) 3.40%, 5/13/2032	265,000	230,531
Verizon Communications, Inc.
1.45%, 3/20/2026	2,000,000	1,830,110
4.33%, 9/21/2028	231,000	224,544
1.50%, 9/18/2030	470,000	372,837
1.75%, 1/20/2031	3,324,000	2,625,424
2.55%, 3/21/2031	150,000	125,577
2.36%, 3/15/2032	150,000	120,993
4.86%, 8/21/2046	150,000	136,879
2.88%, 11/20/2050	298,000	189,926
5.01%, 8/21/2054	400,000	368,893
2.99%, 10/30/2056	248,000	153,378
3.00%, 11/20/2060	1,064,000	650,441
		13,680,310
Electric Utilities — 1.5%
AEP Texas, Inc. Series I, 2.10%, 7/1/2030	10,000	8,178
Alabama Power Co.
Series 20-A, 1.45%, 9/15/2030	150,000	118,902
3.05%, 3/15/2032	975,000	852,586
3.75%, 3/1/2045	505,000	395,761
3.13%, 7/15/2051	42,000	28,570
American Electric Power Co., Inc.
5.63%, 3/1/2033	50,000	51,004
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 3.88%, 2/15/2062 (c)	484,000	388,713
Appalachian Power Co. Series BB, 4.50%, 8/1/2032	150,000	141,468
CenterPoint Energy Houston Electric LLC
Series AG, 3.00%, 3/1/2032	10,000	8,715
Series ai., 4.45%, 10/1/2032	50,000	48,291
Series AD, 2.90%, 7/1/2050	10,000	6,720
Cleveland Electric Illuminating Co. (The) 5.95%, 12/15/2036	70,000	70,483
Commonwealth Edison Co.
2.55%, 6/15/2026	18,000	16,888
3.65%, 6/15/2046	100,000	78,030
Series 130, 3.13%, 3/15/2051	400,000	277,477
Connecticut Light and Power Co. (The) 5.25%, 1/15/2053	304,000	305,241
Dayton Power & Light Co. (The) 3.95%, 6/15/2049	96,000	75,463
DTE Electric Co.
Series A, 1.90%, 4/1/2028	250,000	221,818
3.75%, 8/15/2047	1,137,000	896,433
Duke Energy Carolinas LLC
2.45%, 2/1/2030	90,000	77,874
3.75%, 6/1/2045	269,000	211,272
3.95%, 3/15/2048	158,000	128,153

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Duke Energy Corp.
0.90%, 9/15/2025	10,000	9,104
3.75%, 9/1/2046	200,000	150,332
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.32%), 3.25%, 1/15/2082 (c)	75,000	55,976
Duke Energy Florida LLC
3.20%, 1/15/2027	31,000	29,527
6.40%, 6/15/2038	1,885,000	2,095,540
3.85%, 11/15/2042	20,000	16,349
Duke Energy Progress LLC
2.00%, 8/15/2031	10,000	8,118
5.25%, 3/15/2033	50,000	51,038
Emera US Finance LP (Canada) 2.64%, 6/15/2031	50,000	39,959
Enel Americas SA (Chile) 4.00%, 10/25/2026	328,000	316,376
Enel Chile SA (Chile) 4.88%, 6/12/2028	129,000	125,667
Entergy Corp. 2.40%, 6/15/2031	50,000	40,700
Entergy Louisiana LLC
1.60%, 12/15/2030	60,000	46,982
2.35%, 6/15/2032	75,000	60,713
Entergy Mississippi LLC 3.50%, 6/1/2051	503,000	369,437
Entergy Texas, Inc. 1.75%, 3/15/2031	10,000	7,941
Evergy Metro, Inc. Series 2020, 2.25%, 6/1/2030	300,000	251,091
Evergy, Inc.
2.45%, 9/15/2024	192,000	184,205
2.90%, 9/15/2029	187,000	165,101
Eversource Energy
Series L, 2.90%, 10/1/2024	155,000	149,638
4.60%, 7/1/2027	100,000	98,628
Series R, 1.65%, 8/15/2030	80,000	63,901
Exelon Corp.
3.40%, 4/15/2026	500,000	478,333
4.70%, 4/15/2050	846,000	735,022
Florida Power & Light Co. 3.70%, 12/1/2047	2,000,000	1,605,203
Fortis, Inc. (Canada) 3.06%, 10/4/2026	19,000	17,731
Hydro-Quebec (Canada) 8.50%, 12/1/2029	50,000	60,895
Iberdrola International BV (Spain) 5.81%, 3/15/2025	721,000	729,312
Idaho Power Co. Series K, 4.20%, 3/1/2048	52,000	43,834
Interstate Power and Light Co. 3.50%, 9/30/2049	172,000	124,574
ITC Holdings Corp.
3.65%, 6/15/2024	200,000	195,234
3.35%, 11/15/2027	10,000	9,377
MidAmerican Energy Co. 2.70%, 8/1/2052	25,000	16,145
National Grid USA 5.80%, 4/1/2035	41,000	41,734
Nevada Power Co. Series EE, 3.13%, 8/1/2050	1,229,000	846,856
NextEra Energy Capital Holdings, Inc.
6.05%, 3/1/2025	1,338,000	1,353,363
1.88%, 1/15/2027	10,000	8,992
3.55%, 5/1/2027	100,000	94,765
4.90%, 2/28/2028	150,000	149,512

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
2.75%, 11/1/2029	523,000	459,086
5.00%, 7/15/2032	50,000	49,469
5.05%, 2/28/2033	150,000	148,548
3.00%, 1/15/2052	85,000	55,572
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.55%), 3.80%, 3/15/2082 (c)	225,000	188,869
NSTAR Electric Co. 3.25%, 5/15/2029	250,000	232,559
Oklahoma Gas and Electric Co.
3.30%, 3/15/2030	81,000	73,082
4.15%, 4/1/2047	52,000	42,301
Oncor Electric Delivery Co. LLC
2.75%, 6/1/2024	200,000	194,687
4.55%, 9/15/2032	50,000	48,997
7.25%, 1/15/2033	493,000	579,874
Pacific Gas and Electric Co.
3.00%, 6/15/2028	275,000	240,581
5.90%, 6/15/2032	50,000	48,903
3.30%, 8/1/2040	622,000	416,882
4.45%, 4/15/2042	11,000	8,206
4.95%, 7/1/2050	825,000	642,425
3.50%, 8/1/2050	50,000	31,170
PacifiCorp 3.30%, 3/15/2051	250,000	177,748
PECO Energy Co. 3.05%, 3/15/2051	30,000	20,599
PG&E Wildfire Recovery Funding LLC Series A-4, 4.45%, 12/1/2047	250,000	224,729
PPL Electric Utilities Corp. 4.15%, 10/1/2045	271,000	231,067
Public Service Co. of Colorado 2.70%, 1/15/2051	408,000	264,136
Public Service Electric and Gas Co.
3.00%, 5/15/2027	10,000	9,444
1.90%, 8/15/2031	889,000	721,212
SCE Recovery Funding LLC Series A-2, 2.94%, 11/15/2042	1,466,000	1,211,580
Southern California Edison Co.
Series 20C, 1.20%, 2/1/2026	150,000	135,159
4.05%, 3/15/2042	30,000	24,137
Series B, 4.88%, 3/1/2049	660,000	588,746
Southern Co. (The)
4.48%, 8/1/2024 (b)	150,000	147,784
Series A, 3.70%, 4/30/2030	440,000	404,945
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.73%), 4.00%, 1/15/2051 (c)	869,000	811,095
Southwestern Electric Power Co.
Series J, 3.90%, 4/1/2045	369,000	283,220
3.25%, 11/1/2051	121,000	79,758
Southwestern Public Service Co. Series 8, 3.15%, 5/1/2050	50,000	34,711
Tampa Electric Co.
2.40%, 3/15/2031	50,000	41,599
4.35%, 5/15/2044	157,000	132,637
Tucson Electric Power Co. 3.25%, 5/15/2032	49,000	43,053
Union Electric Co.
2.15%, 3/15/2032	50,000	40,438
3.90%, 9/15/2042	438,000	356,036

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
3.25%, 10/1/2049	20,000	14,147
Virginia Electric and Power Co.
Series B, 2.95%, 11/15/2026	10,000	9,363
4.00%, 1/15/2043	100,000	81,538
Series B, 3.80%, 9/15/2047	1,042,000	806,835
2.45%, 12/15/2050	300,000	178,088
Wisconsin Electric Power Co.
2.05%, 12/15/2024	100,000	95,450
4.30%, 10/15/2048	179,000	155,006
Wisconsin Public Service Corp. 3.30%, 9/1/2049	10,000	7,130
		26,047,846
Electrical Equipment — 0.0% ^
Eaton Corp. 4.15%, 3/15/2033	321,000	306,878
Emerson Electric Co.
2.00%, 12/21/2028	10,000	8,752
2.80%, 12/21/2051	39,000	25,585
Legrand France SA (France) 8.50%, 2/15/2025	300,000	316,982
Regal Rexnord Corp. 6.40%, 4/15/2033 (f)	156,000	154,236
Rockwell Automation, Inc. 4.20%, 3/1/2049	107,000	94,514
		906,947
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp.
2.05%, 3/1/2025	280,000	265,021
2.80%, 2/15/2030	135,000	119,176
2.20%, 9/15/2031	50,000	40,839
Arrow Electronics, Inc. 2.95%, 2/15/2032	86,000	70,785
Avnet, Inc. 4.63%, 4/15/2026	145,000	140,785
CDW LLC
2.67%, 12/1/2026	251,000	225,453
3.28%, 12/1/2028	273,000	237,178
3.57%, 12/1/2031	160,000	133,590
Corning, Inc. 4.38%, 11/15/2057	233,000	186,361
Jabil, Inc. 3.00%, 1/15/2031	50,000	41,819
TD SYNNEX Corp.
1.25%, 8/9/2024	11,000	10,340
2.38%, 8/9/2028	142,000	116,138
2.65%, 8/9/2031	270,000	208,251
Teledyne Technologies, Inc. 2.75%, 4/1/2031	299,000	252,815
Trimble, Inc. 6.10%, 3/15/2033	100,000	101,204
Tyco Electronics Group SA
3.45%, 8/1/2024	483,000	472,409
2.50%, 2/4/2032	75,000	63,488
Vontier Corp.
1.80%, 4/1/2026	236,000	209,760
2.40%, 4/1/2028	41,000	34,358
		2,929,770

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Energy Equipment & Services — 0.0% ^
Halliburton Co. 4.85%, 11/15/2035	438,000	414,314
Helmerich & Payne, Inc. 2.90%, 9/29/2031	79,000	64,170
NOV, Inc. 3.60%, 12/1/2029	220,000	196,925
		675,409
Entertainment — 0.3%
Activision Blizzard, Inc.
3.40%, 6/15/2027	41,000	38,861
1.35%, 9/15/2030	357,000	285,501
2.50%, 9/15/2050	1,600,000	1,006,864
Electronic Arts, Inc.
4.80%, 3/1/2026	397,000	396,112
1.85%, 2/15/2031	155,000	126,051
Take-Two Interactive Software, Inc. 3.70%, 4/14/2027	242,000	231,252
TWDC Enterprises 18 Corp.
2.95%, 6/15/2027	10,000	9,437
3.00%, 7/30/2046	2,993,000	2,097,179
Walt Disney Co. (The)
1.75%, 8/30/2024	69,000	66,207
2.65%, 1/13/2031	200,000	173,824
2.75%, 9/1/2049	350,000	232,928
3.60%, 1/13/2051	1,114,000	858,207
Warnermedia Holdings, Inc. 3.76%, 3/15/2027	10,000	9,367
		5,531,790
Financial Services — 0.6%
Berkshire Hathaway, Inc. 4.50%, 2/11/2043	35,000	33,159
Block Financial LLC 2.50%, 7/15/2028	11,000	9,269
Corebridge Financial, Inc.
3.50%, 4/4/2025	50,000	47,715
3.65%, 4/5/2027	100,000	93,542
Equitable Holdings, Inc.
4.35%, 4/20/2028	513,000	487,895
5.00%, 4/20/2048	158,000	133,354
Fidelity National Information Services, Inc. 4.50%, 8/15/2046	165,000	132,152
Fiserv, Inc.
3.85%, 6/1/2025 (e)	350,000	341,302
5.60%, 3/2/2033	50,000	51,224
Global Payments, Inc.
2.15%, 1/15/2027	10,000	8,931
2.90%, 5/15/2030	546,000	460,430
2.90%, 11/15/2031	12,000	9,787
Jackson Financial, Inc.
5.17%, 6/8/2027 (e)	99,000	94,870
5.67%, 6/8/2032	50,000	47,658
4.00%, 11/23/2051	570,000	370,926
Mastercard, Inc.
3.30%, 3/26/2027	10,000	9,633
4.85%, 3/9/2033	50,000	51,289

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Financial Services — continued
National Rural Utilities Cooperative Finance Corp.
Series D, 1.00%, 10/18/2024	820,000	773,099
4.80%, 3/15/2028	20,000	20,051
1.35%, 3/15/2031	50,000	38,326
ORIX Corp. (Japan)
3.25%, 12/4/2024	150,000	144,800
5.20%, 9/13/2032	150,000	152,617
PayPal Holdings, Inc.
2.40%, 10/1/2024	267,000	257,676
1.65%, 6/1/2025	202,000	190,071
5.25%, 6/1/2062	108,000	101,230
Private Export Funding Corp. Series PP, 1.40%, 7/15/2028	889,000	767,628
Shell International Finance BV (Netherlands)
2.88%, 5/10/2026	150,000	143,628
2.50%, 9/12/2026	150,000	140,991
2.38%, 11/7/2029	136,000	119,845
4.13%, 5/11/2035	42,000	38,992
6.38%, 12/15/2038	782,000	873,252
2.88%, 11/26/2041	163,000	119,971
3.13%, 11/7/2049	403,000	289,012
3.00%, 11/26/2051	1,963,000	1,359,070
Visa, Inc.
0.75%, 8/15/2027	1,478,000	1,297,705
2.70%, 4/15/2040	100,000	76,493
2.00%, 8/15/2050	2,558,000	1,564,901
Voya Financial, Inc.
3.65%, 6/15/2026	170,000	160,881
5.70%, 7/15/2043	77,000	73,394
Western Union Co. (The) 2.85%, 1/10/2025	150,000	143,511
		11,230,280
Food Products — 0.3%
Archer-Daniels-Midland Co. 4.54%, 3/26/2042	205,000	190,205
Bunge Ltd. Finance Corp.
3.25%, 8/15/2026	50,000	47,265
3.75%, 9/25/2027	313,000	297,693
2.75%, 5/14/2031	50,000	41,826
Campbell Soup Co. 4.80%, 3/15/2048	81,000	72,565
Conagra Brands, Inc. 5.30%, 11/1/2038	302,000	288,687
Flowers Foods, Inc. 2.40%, 3/15/2031	94,000	77,315
Hormel Foods Corp. 1.70%, 6/3/2028	534,000	470,380
JBS USA LUX SA
5.13%, 2/1/2028 (f)	150,000	144,388
3.00%, 2/2/2029 (f)	50,000	42,131
3.75%, 12/1/2031 (f)	150,000	122,457
5.75%, 4/1/2033 (f)	478,000	445,897
Kellogg Co.
4.30%, 5/15/2028	542,000	529,879

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Food Products — continued
5.25%, 3/1/2033	50,000	50,592
Kraft Heinz Foods Co. 6.50%, 2/9/2040	488,000	520,890
McCormick & Co., Inc. 0.90%, 2/15/2026	11,000	9,861
Mead Johnson Nutrition Co. (United Kingdom) 5.90%, 11/1/2039	67,000	69,744
Mondelez International, Inc.
1.50%, 2/4/2031	50,000	39,425
1.88%, 10/15/2032	402,000	315,737
Pilgrim's Pride Corp.
4.25%, 4/15/2031	109,000	93,419
3.50%, 3/1/2032	997,000	796,426
6.25%, 7/1/2033	87,000	84,774
Tyson Foods, Inc. 5.15%, 8/15/2044	211,000	188,893
Unilever Capital Corp. (United Kingdom)
0.63%, 8/12/2024	100,000	94,671
2.90%, 5/5/2027	413,000	391,528
		5,426,648
Gas Utilities — 0.1%
Atmos Energy Corp. 1.50%, 1/15/2031	769,000	609,783
CenterPoint Energy Resources Corp. 5.85%, 1/15/2041	268,000	274,390
National Fuel Gas Co. 5.20%, 7/15/2025	488,000	482,803
Southern California Gas Co.
3.15%, 9/15/2024	55,000	53,694
Series VV, 4.30%, 1/15/2049	546,000	454,238
Spire Missouri, Inc. 3.30%, 6/1/2051	48,000	33,542
Washington Gas Light Co.
Series K, 3.80%, 9/15/2046	200,000	154,294
3.65%, 9/15/2049	750,000	558,477
		2,621,221
Ground Transportation — 0.3%
Burlington Northern Santa Fe LLC
3.40%, 9/1/2024	447,000	438,177
3.55%, 2/15/2050	851,000	666,376
Canadian National Railway Co. (Canada) 2.75%, 3/1/2026	150,000	142,660
Canadian Pacific Railway Co. (Canada)
4.30%, 5/15/2043	170,000	147,555
6.13%, 9/15/2115	123,000	125,140
CSX Corp.
3.40%, 8/1/2024	210,000	205,223
4.75%, 5/30/2042	686,000	631,540
4.30%, 3/1/2048	24,000	20,585
Norfolk Southern Corp.
4.45%, 3/1/2033	50,000	48,152
4.45%, 6/15/2045	27,000	23,235
3.40%, 11/1/2049	228,000	162,030
2.90%, 8/25/2051	972,000	626,620
3.70%, 3/15/2053	514,000	387,043
3.16%, 5/15/2055	10,000	6,649

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Ground Transportation — continued
Ryder System, Inc. 1.75%, 9/1/2026	220,000	197,129
Union Pacific Corp.
3.70%, 3/1/2029	10,000	9,639
2.80%, 2/14/2032	50,000	43,305
3.38%, 2/1/2035	1,683,000	1,454,813
2.89%, 4/6/2036	74,000	59,538
3.38%, 2/14/2042	100,000	79,567
2.95%, 3/10/2052	20,000	13,621
4.10%, 9/15/2067	727,000	586,587
		6,075,184
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories
2.95%, 3/15/2025	490,000	477,639
6.15%, 11/30/2037	375,000	421,309
Baxter International, Inc.
1.92%, 2/1/2027	99,000	88,276
1.73%, 4/1/2031	625,000	484,178
2.54%, 2/1/2032	376,000	303,889
Becton Dickinson & Co.
1.96%, 2/11/2031	200,000	162,278
4.30%, 8/22/2032	50,000	47,525
DENTSPLY SIRONA, Inc. 3.25%, 6/1/2030	91,000	79,464
Edwards Lifesciences Corp. 4.30%, 6/15/2028	146,000	143,679
Koninklijke Philips NV (Netherlands) 6.88%, 3/11/2038	79,000	89,159
Medtronic, Inc. 4.00%, 4/1/2043 (e)	227,000	196,610
Smith & Nephew plc (United Kingdom) 2.03%, 10/14/2030	115,000	92,557
STERIS Irish FinCo. UnLtd. Co. 2.70%, 3/15/2031	159,000	132,731
Stryker Corp. 3.38%, 5/15/2024	225,000	220,504
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/2031	50,000	41,777
5.75%, 11/30/2039	82,000	81,594
		3,063,169
Health Care Providers & Services — 1.4%
Adventist Health System 2.95%, 3/1/2029	140,000	122,882
Advocate Health & Hospitals Corp. Series 2020, 2.21%, 6/15/2030	235,000	197,369
AHS Hospital Corp. Series 2021, 2.78%, 7/1/2051	340,000	218,361
Allina Health System Series 2021, 2.90%, 11/15/2051	273,000	177,085
AmerisourceBergen Corp.
3.25%, 3/1/2025	270,000	261,064
2.70%, 3/15/2031	203,000	173,157
Banner Health 2.34%, 1/1/2030	20,000	17,239
Baptist Health South Florida Obligated Group Series 2021, 3.12%, 11/15/2071	39,000	23,061
Baptist Healthcare System Obligated Group Series 20B, 3.54%, 8/15/2050	54,000	39,681
BayCare Health System, Inc. Series 2020, 3.83%, 11/15/2050	58,000	47,572
Baylor Scott & White Holdings 3.97%, 11/15/2046	10,000	8,391
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	324,000	208,259
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	381,000	261,078

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
Cardinal Health, Inc.
3.75%, 9/15/2025	150,000	145,691
4.60%, 3/15/2043	51,000	42,663
4.50%, 11/15/2044	119,000	97,298
4.37%, 6/15/2047	250,000	200,751
Cedars-Sinai Health System Series 2021, 2.29%, 8/15/2031	93,000	76,901
Centene Corp.
4.25%, 12/15/2027	150,000	140,981
2.45%, 7/15/2028	274,000	235,341
4.63%, 12/15/2029	150,000	139,024
3.38%, 2/15/2030	1,162,000	1,001,749
2.50%, 3/1/2031	50,000	40,011
2.63%, 8/1/2031	273,000	218,469
Children's Hospital Medical Center 4.27%, 5/15/2044	58,000	51,356
CHRISTUS Health Series C, 4.34%, 7/1/2028	124,000	119,596
Cigna Group (The)
0.61%, 3/15/2024	45,000	43,292
3.50%, 6/15/2024	274,000	268,349
3.25%, 4/15/2025	10,000	9,656
3.40%, 3/1/2027	10,000	9,504
5.40%, 3/15/2033	50,000	50,968
3.20%, 3/15/2040	99,000	75,401
3.40%, 3/15/2051	720,000	514,212
Cleveland Clinic Foundation (The) 4.86%, 1/1/2114	34,000	30,765
CommonSpirit Health 2.78%, 10/1/2030	548,000	463,888
Corewell Health Obligated Group Series 19A, 3.49%, 7/15/2049	53,000	39,722
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	61,000	44,184
CVS Health Corp.
3.88%, 7/20/2025	1,335,000	1,306,362
5.00%, 2/20/2026	150,000	150,156
3.00%, 8/15/2026	150,000	141,295
3.63%, 4/1/2027	50,000	47,761
4.30%, 3/25/2028	1,000,000	973,738
1.75%, 8/21/2030	559,000	449,201
2.13%, 9/15/2031	184,000	147,850
4.13%, 4/1/2040	690,000	574,348
2.70%, 8/21/2040	500,000	345,120
5.05%, 3/25/2048	993,000	896,452
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	43,000	34,149
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	304,000	252,319
Elevance Health, Inc.
1.50%, 3/15/2026	150,000	136,882
2.25%, 5/15/2030	200,000	168,764
4.75%, 2/15/2033	150,000	146,961
4.63%, 5/15/2042	10,000	8,946
4.38%, 12/1/2047	100,000	85,952
3.70%, 9/15/2049	676,000	516,256
Franciscan Missionaries of Our Lady Health System, Inc. Series B, 3.91%, 7/1/2049	144,000	107,303

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
Fred Hutchinson Cancer Center Series 2022, 4.97%, 1/1/2052	42,000	41,153
Hackensack Meridian Health, Inc. Series 2020, 2.68%, 9/1/2041	472,000	331,910
HCA, Inc.
3.13%, 3/15/2027 (f)	2,590,000	2,397,493
2.38%, 7/15/2031	50,000	40,048
3.63%, 3/15/2032 (f)	150,000	130,497
5.25%, 6/15/2049	170,000	149,817
Hoag Memorial Hospital Presbyterian 3.80%, 7/15/2052	59,000	47,277
Humana, Inc.
3.85%, 10/1/2024	10,000	9,796
5.88%, 3/1/2033	50,000	52,517
4.80%, 3/15/2047	190,000	167,895
IHC Health Services, Inc. 4.13%, 5/15/2048	53,000	45,165
Inova Health System Foundation 4.07%, 5/15/2052	53,000	44,844
Integris Baptist Medical Center, Inc. Series A, 3.88%, 8/15/2050	47,000	34,762
Iowa Health System Series 2020, 3.67%, 2/15/2050	194,000	147,580
Johns Hopkins Health System Corp. (The) 3.84%, 5/15/2046	73,000	59,780
Kaiser Foundation Hospitals
4.15%, 5/1/2047	286,000	248,738
Series 2021, 3.00%, 6/1/2051	201,000	139,140
Laboratory Corp. of America Holdings
3.25%, 9/1/2024	84,000	81,615
4.70%, 2/1/2045	103,000	89,877
Mass General Brigham, Inc. Series 2020, 3.19%, 7/1/2049	132,000	94,589
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	51,000	44,770
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	314,000	236,735
Memorial Health Services 3.45%, 11/1/2049	49,000	36,358
Memorial Sloan-Kettering Cancer Center 5.00%, 7/1/2042	147,000	143,536
Mount Nittany Medical Center Obligated Group Series 2022, 3.80%, 11/15/2052	43,000	32,256
MultiCare Health System 2.80%, 8/15/2050	569,000	349,696
MyMichigan Health Series 2020, 3.41%, 6/1/2050	323,000	223,303
Nationwide Children's Hospital, Inc. 4.56%, 11/1/2052	44,000	40,345
New York and Presbyterian Hospital (The)
4.02%, 8/1/2045	163,000	137,695
4.06%, 8/1/2056	10,000	8,298
Series 2019, 3.95%, 8/1/2119	940,000	670,929
Northwell Healthcare, Inc.
4.26%, 11/1/2047	111,000	90,797
3.81%, 11/1/2049	400,000	300,300
Novant Health, Inc. 2.64%, 11/1/2036	307,000	233,787
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery Series 2020, 2.67%, 10/1/2050	331,000	206,440
NYU Langone Hospitals 4.37%, 7/1/2047 (e)	149,000	128,789
OhioHealth Corp. Series 2020, 3.04%, 11/15/2050	169,000	119,291
PeaceHealth Obligated Group Series 2020, 3.22%, 11/15/2050	249,000	168,003
Piedmont Healthcare, Inc.
Series 2032, 2.04%, 1/1/2032	134,000	106,195
Series 2042, 2.72%, 1/1/2042	277,000	192,340
Presbyterian Healthcare Services 4.88%, 8/1/2052	42,000	41,568

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
Queen's Health Systems (The) 4.81%, 7/1/2052	43,000	40,745
Rady Children's Hospital-San Diego Series 21A, 3.15%, 8/15/2051	299,000	209,366
Rush Obligated Group Series 2020, 3.92%, 11/15/2029	99,000	91,487
Stanford Health Care 3.03%, 8/15/2051	82,000	56,879
Summa Health 3.51%, 11/15/2051	318,000	222,365
Sutter Health Series 20A, 2.29%, 8/15/2030	252,000	209,765
Toledo Hospital (The) 5.75%, 11/15/2038	81,000	79,643
Trinity Health Corp. 4.13%, 12/1/2045	50,000	42,958
UMass Memorial Health Care Obligated Group 5.36%, 7/1/2052	35,000	34,360
UnitedHealth Group, Inc.
2.38%, 8/15/2024	600,000	581,315
3.38%, 4/15/2027	10,000	9,602
2.00%, 5/15/2030	65,000	55,166
4.50%, 4/15/2033	18,000	17,677
5.80%, 3/15/2036	147,000	157,379
2.90%, 5/15/2050	20,000	13,836
3.25%, 5/15/2051	1,923,000	1,403,724
3.13%, 5/15/2060	1,845,000	1,253,192
UPMC Series D-1, 3.60%, 4/3/2025	100,000	96,425
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	321,000	211,556
		24,958,150
Health Care REITs — 0.1%
Healthpeak OP LLC
3.25%, 7/15/2026	150,000	140,722
2.88%, 1/15/2031 (e)	514,000	436,734
6.75%, 2/1/2041	82,000	85,474
Omega Healthcare Investors, Inc. 3.38%, 2/1/2031	160,000	126,332
Physicians Realty LP
4.30%, 3/15/2027	202,000	191,435
2.63%, 11/1/2031	150,000	117,076
Sabra Health Care LP 3.20%, 12/1/2031	273,000	201,521
Ventas Realty LP 5.70%, 9/30/2043	121,000	113,418
Welltower OP LLC
4.00%, 6/1/2025	250,000	242,408
2.75%, 1/15/2031	50,000	41,171
4.95%, 9/1/2048	160,000	141,599
		1,837,890
Hotels, Restaurants & Leisure — 0.2%
Booking Holdings, Inc.
3.55%, 3/15/2028	307,000	292,485
4.63%, 4/13/2030	650,000	645,888
Choice Hotels International, Inc. 3.70%, 1/15/2031	83,000	70,812
Darden Restaurants, Inc. 3.85%, 5/1/2027 (e)	72,000	69,297
Expedia Group, Inc. 3.25%, 2/15/2030	449,000	388,786
Hyatt Hotels Corp. 5.75%, 4/23/2030 (b)	100,000	100,630
McDonald's Corp. 4.60%, 5/26/2045	656,000	587,268

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Starbucks Corp.
3.00%, 2/14/2032 (e)	763,000	668,928
4.80%, 2/15/2033	50,000	49,776
		2,873,870
Household Durables — 0.0% ^
DR Horton, Inc. 2.50%, 10/15/2024	200,000	192,118
Leggett & Platt, Inc. 4.40%, 3/15/2029	179,000	172,239
Lennar Corp. 4.75%, 11/29/2027	150,000	146,893
Mohawk Industries, Inc. 3.63%, 5/15/2030	79,000	71,041
NVR, Inc. 3.00%, 5/15/2030	115,000	100,654
PulteGroup, Inc. 7.88%, 6/15/2032	85,000	97,344
Toll Brothers Finance Corp. 4.88%, 3/15/2027	11,000	10,774
		791,063
Household Products — 0.1%
Church & Dwight Co., Inc. 3.95%, 8/1/2047	104,000	84,485
Clorox Co. (The) 4.40%, 5/1/2029	219,000	214,482
Colgate-Palmolive Co.
3.25%, 8/15/2032	229,000	211,381
4.60%, 3/1/2033	50,000	51,033
Kimberly-Clark Corp.
3.10%, 3/26/2030	10,000	9,176
5.30%, 3/1/2041	181,000	187,366
Procter & Gamble Co. (The)
4.10%, 1/26/2026	150,000	149,322
1.20%, 10/29/2030	195,000	158,002
4.05%, 1/26/2033	533,000	528,856
		1,594,103
Independent Power and Renewable Electricity Producers — 0.0% ^
AES Corp. (The)
1.38%, 1/15/2026	120,000	106,614
2.45%, 1/15/2031	150,000	120,164
Constellation Energy Generation LLC
5.75%, 10/1/2041	90,000	86,331
5.60%, 6/15/2042	106,000	102,454
Enel Generacion Chile SA (Chile) 4.25%, 4/15/2024	100,000	98,653
Oglethorpe Power Corp. 3.75%, 8/1/2050	163,000	120,716
		634,932
Industrial Conglomerates — 0.1%
3M Co.
2.88%, 10/15/2027 (e)	150,000	138,272
3.63%, 10/15/2047	306,000	222,678
3.25%, 8/26/2049 (e)	495,000	336,846
GE Capital Funding LLC 4.55%, 5/15/2032 (e)	278,000	269,605

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Industrial Conglomerates — continued
Honeywell International, Inc.
2.70%, 8/15/2029	146,000	132,118
5.00%, 2/15/2033	426,000	438,359
		1,537,878
Industrial REITs — 0.0% ^
LXP Industrial Trust 2.70%, 9/15/2030	149,000	119,675
Prologis LP
3.88%, 9/15/2028	130,000	124,481
1.75%, 2/1/2031	100,000	79,619
		323,775
Insurance — 0.6%
Allied World Assurance Co. Holdings Ltd. 4.35%, 10/29/2025	94,000	90,654
Allstate Corp. (The)
3.28%, 12/15/2026	637,000	601,938
1.45%, 12/15/2030	184,000	143,196
4.50%, 6/15/2043	242,000	207,959
American International Group, Inc.
3.88%, 1/15/2035	430,000	372,462
4.75%, 4/1/2048	49,000	42,777
Aon Corp.
2.60%, 12/2/2031	50,000	41,471
3.90%, 2/28/2052	175,000	135,038
Aon Global Ltd.
3.88%, 12/15/2025	62,000	60,109
4.75%, 5/15/2045	251,000	224,351
Arch Capital Group Ltd. 3.64%, 6/30/2050	167,000	120,830
Arthur J Gallagher & Co. 2.40%, 11/9/2031	180,000	145,255
Assured Guaranty US Holdings, Inc. 3.15%, 6/15/2031	50,000	42,531
Athene Holding Ltd.
3.50%, 1/15/2031	222,000	180,095
3.45%, 5/15/2052	35,000	20,901
Berkshire Hathaway Finance Corp.
2.85%, 10/15/2050	10,000	6,886
2.50%, 1/15/2051	294,000	188,898
Brown & Brown, Inc. 4.50%, 3/15/2029	253,000	242,407
Chubb INA Holdings, Inc.
3.35%, 5/3/2026	10,000	9,745
3.05%, 12/15/2061	269,000	177,029
CNA Financial Corp. 3.90%, 5/1/2029	10,000	9,352
Everest Reinsurance Holdings, Inc. 3.13%, 10/15/2052	164,000	104,251
F&G Annuities & Life, Inc. 7.40%, 1/13/2028 (f)	65,000	65,216
First American Financial Corp. 4.00%, 5/15/2030	112,000	98,626
Hartford Financial Services Group, Inc. (The) 2.80%, 8/19/2029	560,000	487,615
Kemper Corp.
2.40%, 9/30/2030	329,000	259,727
3.80%, 2/23/2032	18,000	15,109

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
Lincoln National Corp.
3.80%, 3/1/2028 (e)	341,000	310,414
3.05%, 1/15/2030	150,000	123,552
3.40%, 1/15/2031 (e)	899,000	741,165
7.00%, 6/15/2040	152,000	155,469
Loews Corp. 3.75%, 4/1/2026	414,000	404,669
Manulife Financial Corp. (Canada)
(USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 2/24/2032 (c)	98,000	92,152
3.70%, 3/16/2032	233,000	213,723
Markel Group, Inc.
3.35%, 9/17/2029	73,000	66,264
4.30%, 11/1/2047	147,000	119,232
Marsh & McLennan Cos., Inc. 2.25%, 11/15/2030	1,703,000	1,422,647
MetLife, Inc.
5.70%, 6/15/2035	831,000	858,474
4.13%, 8/13/2042	15,000	12,402
4.88%, 11/13/2043	586,000	530,005
Nationwide Financial Services, Inc. 6.75%, 5/15/2037	36,000	34,260
Primerica, Inc. 2.80%, 11/19/2031	130,000	107,864
Principal Financial Group, Inc. 5.38%, 3/15/2033	50,000	49,876
Progressive Corp. (The) 4.00%, 3/1/2029	44,000	42,510
Prudential Financial, Inc.
(ICE LIBOR USD 3 Month + 3.03%), 5.38%, 5/15/2045 (c)	1,008,000	961,482
3.94%, 12/7/2049	661,000	517,601
3.70%, 3/13/2051	93,000	69,897
Reinsurance Group of America, Inc. 3.90%, 5/15/2029	28,000	25,921
Selective Insurance Group, Inc. 5.38%, 3/1/2049	34,000	31,075
Travelers Cos., Inc. (The)
4.60%, 8/1/2043	327,000	296,134
3.05%, 6/8/2051	23,000	16,029
Willis North America, Inc. 3.60%, 5/15/2024	100,000	97,669
		11,394,914
Interactive Media & Services — 0.2%
Alphabet, Inc. 0.45%, 8/15/2025	2,322,000	2,139,818
Baidu, Inc. (China) 1.72%, 4/9/2026	946,000	855,222
Meta Platforms, Inc. 4.45%, 8/15/2052	307,000	259,444
		3,254,484
IT Services — 0.2%
Amdocs Ltd. 2.54%, 6/15/2030	93,000	77,345
CGI, Inc. (Canada) 2.30%, 9/14/2031	100,000	78,746
DXC Technology Co. 1.80%, 9/15/2026	150,000	131,260
International Business Machines Corp.
4.50%, 2/6/2026	450,000	447,487
3.45%, 2/19/2026	150,000	145,106
4.40%, 7/27/2032	100,000	96,369
5.88%, 11/29/2032	1,233,000	1,326,514
4.75%, 2/6/2033	150,000	147,270

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
IT Services — continued
4.00%, 6/20/2042	77,000	64,218
Kyndryl Holdings, Inc. 2.70%, 10/15/2028	174,000	143,063
VeriSign, Inc. 2.70%, 6/15/2031	164,000	136,826
		2,794,204
Leisure Products — 0.0% ^
Hasbro, Inc. 3.90%, 11/19/2029	227,000	207,118
Life Sciences Tools & Services — 0.0% ^
Agilent Technologies, Inc. 2.30%, 3/12/2031	205,000	169,804
Danaher Corp. 2.80%, 12/10/2051	65,000	43,646
Revvity, Inc. 2.55%, 3/15/2031	188,000	154,314
Thermo Fisher Scientific, Inc.
2.00%, 10/15/2031	50,000	40,882
4.10%, 8/15/2047	230,000	203,531
		612,177
Machinery — 0.2%
CNH Industrial Capital LLC 5.45%, 10/14/2025	150,000	150,593
Crane NXT Co. 4.20%, 3/15/2048	629,000	424,150
Cummins, Inc. 2.60%, 9/1/2050	1,270,000	804,657
Deere & Co. 2.88%, 9/7/2049	496,000	367,433
Dover Corp. 3.15%, 11/15/2025	645,000	616,839
Flowserve Corp. 2.80%, 1/15/2032	50,000	39,878
Illinois Tool Works, Inc. 4.88%, 9/15/2041	128,000	127,050
Oshkosh Corp. 3.10%, 3/1/2030	96,000	84,446
Otis Worldwide Corp. 2.29%, 4/5/2027	10,000	9,141
Parker-Hannifin Corp.
4.25%, 9/15/2027	150,000	146,252
6.25%, 5/15/2038	167,000	181,107
Snap-on, Inc. 3.10%, 5/1/2050	346,000	254,000
Stanley Black & Decker, Inc.
2.30%, 2/24/2025	507,000	481,828
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.66%), 4.00%, 3/15/2060 (c)	992,000	741,188
Xylem, Inc. 4.38%, 11/1/2046	66,000	55,907
		4,484,469
Marine Transportation — 0.0% ^
Kirby Corp. 4.20%, 3/1/2028	54,000	50,696
Media — 0.6%
Charter Communications Operating LLC
2.25%, 1/15/2029	274,000	227,226
2.80%, 4/1/2031	322,000	257,281
6.48%, 10/23/2045	10,000	9,034
6.83%, 10/23/2055	1,058,000	977,954
Comcast Corp.
3.38%, 8/15/2025	342,000	332,442
3.15%, 3/1/2026	489,000	472,099
4.40%, 8/15/2035	38,000	35,894
3.20%, 7/15/2036	945,000	781,990

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
3.25%, 11/1/2039	2,735,000	2,148,009
3.75%, 4/1/2040	213,000	177,922
4.00%, 11/1/2049	491,000	399,554
2.80%, 1/15/2051	79,000	51,683
2.65%, 8/15/2062	318,000	185,420
Discovery Communications LLC
4.90%, 3/11/2026 (e)	150,000	148,014
5.20%, 9/20/2047	10,000	7,917
4.65%, 5/15/2050	274,000	200,775
Fox Corp. 4.71%, 1/25/2029	1,112,000	1,083,565
Interpublic Group of Cos., Inc. (The)
4.75%, 3/30/2030	139,000	135,055
2.40%, 3/1/2031	50,000	40,968
Paramount Global
4.20%, 5/19/2032 (e)	1,500,000	1,255,044
4.38%, 3/15/2043	1,334,000	924,680
WPP Finance 2010 (United Kingdom) 3.75%, 9/19/2024	95,000	92,390
		9,944,916
Metals & Mining — 0.3%
ArcelorMittal SA (Luxembourg) 6.55%, 11/29/2027	150,000	155,345
Barrick Gold Corp. (Canada) 6.45%, 10/15/2035	163,000	174,042
BHP Billiton Finance USA Ltd. (Australia) 4.75%, 2/28/2028	150,000	150,946
Freeport-McMoRan, Inc.
4.38%, 8/1/2028	764,000	718,699
4.63%, 8/1/2030	75,000	70,464
5.45%, 3/15/2043	798,000	723,316
Newmont Corp. 5.45%, 6/9/2044	176,000	174,275
Rio Tinto Finance USA plc (Australia)
5.00%, 3/9/2033	50,000	50,594
4.75%, 3/22/2042	274,000	259,081
Southern Copper Corp. (Mexico)
3.88%, 4/23/2025	1,667,000	1,625,526
7.50%, 7/27/2035	523,000	595,859
Teck Resources Ltd. (Canada) 5.40%, 2/1/2043	10,000	9,078
Vale Overseas Ltd. (Brazil) 6.88%, 11/21/2036	10,000	10,411
Yamana Gold, Inc. (Canada) 2.63%, 8/15/2031	24,000	19,084
		4,736,720
Multi-Utilities — 0.5%
Ameren Corp. 1.75%, 3/15/2028	4,130,000	3,560,225
Avista Corp.
4.35%, 6/1/2048	78,000	67,717
4.00%, 4/1/2052	64,000	50,675
Berkshire Hathaway Energy Co.
1.65%, 5/15/2031	600,000	476,021
4.50%, 2/1/2045	100,000	87,858
Black Hills Corp.
3.95%, 1/15/2026	100,000	96,560

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Multi-Utilities — continued
5.95%, 3/15/2028	996,000	1,023,087
2.50%, 6/15/2030	10,000	8,311
Consolidated Edison Co. of New York, Inc.
2.40%, 6/15/2031	65,000	54,418
3.70%, 11/15/2059	10,000	7,171
Series C, 3.00%, 12/1/2060	715,000	444,388
Consumers Energy Co.
3.95%, 5/15/2043	406,000	339,218
3.10%, 8/15/2050	10,000	7,072
Dominion Energy, Inc.
Series D, 2.85%, 8/15/2026	150,000	139,598
Series A, 4.35%, 8/15/2032	150,000	141,039
Series C, 4.05%, 9/15/2042	40,000	31,551
4.70%, 12/1/2044	249,000	215,062
DTE Energy Co. 2.95%, 3/1/2030	538,000	468,881
NiSource, Inc.
3.49%, 5/15/2027	10,000	9,487
5.25%, 2/15/2043	283,000	270,968
NorthWestern Corp. 4.18%, 11/15/2044	54,000	45,319
PG&E Energy Recovery Funding LLC Series A-1, 1.46%, 7/15/2031	440,074	389,217
Puget Sound Energy, Inc. 3.25%, 9/15/2049	242,000	170,922
San Diego Gas & Electric Co. Series XXX, 3.00%, 3/15/2032	50,000	43,201
Sempra Energy (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.12%, 4/1/2052 (c)	10,000	8,086
		8,156,052
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.
2.00%, 5/18/2032	75,000	56,970
3.55%, 3/15/2052	11,000	7,402
Boston Properties LP
3.20%, 1/15/2025	10,000	9,465
3.65%, 2/1/2026	150,000	138,671
2.75%, 10/1/2026	65,000	57,131
3.25%, 1/30/2031	560,000	448,154
2.55%, 4/1/2032	898,000	660,272
Brandywine Operating Partnership LP 4.55%, 10/1/2029	50,000	34,029
Corporate Office Properties LP 2.90%, 12/1/2033	795,000	548,664
Highwoods Realty LP
4.13%, 3/15/2028	158,000	136,342
3.05%, 2/15/2030	50,000	38,588
Hudson Pacific Properties LP 3.25%, 1/15/2030	699,000	447,931
Kilroy Realty LP
4.75%, 12/15/2028	50,000	43,924
2.50%, 11/15/2032	85,000	56,344
		2,683,887
Oil, Gas & Consumable Fuels — 1.5%
Boardwalk Pipelines LP 4.80%, 5/3/2029	183,000	177,323

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
BP Capital Markets America, Inc.
1.75%, 8/10/2030	10,000	8,222
2.72%, 1/12/2032	50,000	42,630
3.00%, 2/24/2050	923,000	628,359
Canadian Natural Resources Ltd. (Canada) 2.05%, 7/15/2025	2,136,000	2,004,186
Cenovus Energy, Inc. (Canada) 5.40%, 6/15/2047	183,000	164,284
Chevron Corp. 2.00%, 5/11/2027	10,000	9,157
Chevron USA, Inc. 0.69%, 8/12/2025	1,996,000	1,837,362
CNOOC Finance 2014 ULC (China) 4.25%, 4/30/2024	250,000	247,272
CNOOC Finance 2015 USA LLC (China) 3.50%, 5/5/2025 (e)	401,000	389,095
CNOOC Petroleum North America ULC (China) 5.88%, 3/10/2035	575,000	615,661
Continental Resources, Inc. 4.38%, 1/15/2028	229,000	215,291
DCP Midstream Operating LP 5.60%, 4/1/2044	81,000	74,968
Devon Energy Corp. 4.50%, 1/15/2030	1,018,000	956,511
Diamondback Energy, Inc.
3.13%, 3/24/2031	50,000	42,698
4.40%, 3/24/2051	53,000	41,123
6.25%, 3/15/2053	10,000	10,047
Eastern Gas Transmission & Storage, Inc. 4.60%, 12/15/2044	10,000	8,497
Enbridge, Inc. (Canada)
2.50%, 8/1/2033	1,538,000	1,201,123
3.40%, 8/1/2051	10,000	6,754
Energy Transfer LP
5.50%, 6/1/2027	150,000	150,384
5.25%, 4/15/2029	1,000,000	986,983
5.75%, 2/15/2033	50,000	50,241
5.00%, 5/15/2044 (b)	338,000	279,857
5.35%, 5/15/2045	851,000	725,579
6.25%, 4/15/2049	321,000	305,730
5.00%, 5/15/2050	299,000	244,924
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	93,000	101,260
Enterprise Products Operating LLC
4.45%, 2/15/2043	1,238,000	1,063,139
(ICE LIBOR USD 3 Month + 2.57%), 5.38%, 2/15/2078 (c)	568,000	463,225
EOG Resources, Inc.
3.15%, 4/1/2025	1,125,000	1,087,974
3.90%, 4/1/2035	80,000	72,201
Equinor ASA (Norway)
7.75%, 6/15/2023	288,000	288,162
3.70%, 3/1/2024	90,000	88,755
2.88%, 4/6/2025	100,000	96,676
2.38%, 5/22/2030	165,000	143,819
Exxon Mobil Corp.
2.02%, 8/16/2024	22,000	21,257
3.48%, 3/19/2030	1,000,000	943,331
3.00%, 8/16/2039	75,000	58,652
4.11%, 3/1/2046	483,000	420,264
3.45%, 4/15/2051	150,000	115,159

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Hess Corp. 7.30%, 8/15/2031	300,000	329,344
Kinder Morgan Energy Partners LP
6.95%, 1/15/2038	98,000	105,867
6.38%, 3/1/2041	250,000	249,819
Kinder Morgan, Inc.
2.00%, 2/15/2031	375,000	297,676
5.20%, 3/1/2048	842,000	723,891
Magellan Midstream Partners LP 4.20%, 10/3/2047	167,000	121,630
Marathon Oil Corp.
4.40%, 7/15/2027	195,000	187,547
6.80%, 3/15/2032	98,000	101,791
Marathon Petroleum Corp.
5.13%, 12/15/2026	83,000	82,854
6.50%, 3/1/2041	170,000	172,973
MPLX LP 5.20%, 3/1/2047	490,000	422,020
Ovintiv, Inc. 6.50%, 8/15/2034	148,000	148,754
Phillips 66 2.15%, 12/15/2030	450,000	367,359
Phillips 66 Co. 3.75%, 3/1/2028	1,141,000	1,076,598
Pioneer Natural Resources Co. 1.13%, 1/15/2026	614,000	555,618
Plains All American Pipeline LP 6.65%, 1/15/2037	186,000	187,005
Sabine Pass Liquefaction LLC
5.88%, 6/30/2026	150,000	152,164
4.20%, 3/15/2028	150,000	142,963
Targa Resources Corp. 4.95%, 4/15/2052	231,000	183,664
Targa Resources Partners LP
6.50%, 7/15/2027	150,000	150,378
4.00%, 1/15/2032	50,000	42,924
TC PipeLines LP 4.38%, 3/13/2025	300,000	293,291
Tosco Corp. 8.13%, 2/15/2030	869,000	1,022,908
TotalEnergies Capital International SA (France) 3.39%, 6/29/2060	180,000	128,673
TransCanada PipeLines Ltd. (Canada)
1.00%, 10/12/2024	150,000	140,920
2.50%, 10/12/2031	50,000	40,346
4.75%, 5/15/2038	726,000	653,990
Transcontinental Gas Pipe Line Co. LLC 4.45%, 8/1/2042	272,000	231,647
Valero Energy Corp.
3.40%, 9/15/2026	648,000	617,068
2.80%, 12/1/2031	50,000	41,244
Western Midstream Operating LP 5.30%, 3/1/2048	754,000	615,819
Williams Cos., Inc. (The)
5.65%, 3/15/2033	50,000	50,607
5.40%, 3/4/2044	10,000	9,167
3.50%, 10/15/2051	281,000	191,569
		26,228,223
Paper & Forest Products — 0.0% ^
Fibria Overseas Finance Ltd. (Brazil) 4.00%, 1/14/2025	10,000	9,794

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Paper & Forest Products — continued
Suzano Austria GmbH (Brazil)
6.00%, 1/15/2029	364,000	360,129
3.75%, 1/15/2031	250,000	212,153
		582,076
Passenger Airlines — 0.0% ^
American Airlines Pass-Through Trust Series 2021-1, Class A Shares, 2.88%, 7/11/2034	501,192	411,232
Southwest Airlines Co. 5.13%, 6/15/2027	150,000	149,340
		560,572
Personal Care Products — 0.1%
Conopco, Inc. Series E, 7.25%, 12/15/2026	150,000	162,525
Estee Lauder Cos., Inc. (The) 4.38%, 6/15/2045	64,000	56,987
Kenvue, Inc.
5.35%, 3/22/2026 (f)	300,000	304,921
5.05%, 3/22/2028 (f)	300,000	306,459
5.00%, 3/22/2030 (f)	300,000	305,960
4.90%, 3/22/2033 (f)	300,000	305,408
		1,442,260
Pharmaceuticals — 1.0%
Astrazeneca Finance LLC (United Kingdom)
1.20%, 5/28/2026	150,000	135,809
1.75%, 5/28/2028	4,072,000	3,565,484
AstraZeneca plc (United Kingdom) 3.38%, 11/16/2025	246,000	238,423
Bristol-Myers Squibb Co.
0.75%, 11/13/2025	359,000	328,140
1.45%, 11/13/2030	100,000	80,671
2.35%, 11/13/2040	100,000	69,912
3.25%, 8/1/2042	10,000	7,732
4.63%, 5/15/2044	27,000	25,306
4.25%, 10/26/2049	820,000	713,584
Eli Lilly & Co.
5.00%, 2/27/2026	116,000	116,287
4.70%, 2/27/2033	150,000	152,594
2.25%, 5/15/2050	2,279,000	1,461,826
2.50%, 9/15/2060	256,000	156,926
GlaxoSmithKline Capital, Inc. (United Kingdom) 4.20%, 3/18/2043	254,000	226,495
Johnson & Johnson
0.55%, 9/1/2025	2,426,000	2,230,881
2.95%, 3/3/2027	92,000	88,413
3.55%, 3/1/2036	155,000	140,620
3.40%, 1/15/2038	267,000	234,215
3.70%, 3/1/2046	291,000	251,554
Merck & Co., Inc.
1.70%, 6/10/2027	613,000	555,255
3.40%, 3/7/2029	785,000	748,182
3.60%, 9/15/2042	10,000	8,319
2.45%, 6/24/2050	10,000	6,455

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Pharmaceuticals — continued
Pfizer, Inc.
3.60%, 9/15/2028 (e)	835,000	804,284
3.45%, 3/15/2029	220,000	209,668
1.75%, 8/18/2031	325,000	264,524
4.00%, 12/15/2036	318,000	296,392
Royalty Pharma plc
1.75%, 9/2/2027	1,893,000	1,633,432
2.20%, 9/2/2030	250,000	201,473
2.15%, 9/2/2031	385,000	302,607
Takeda Pharmaceutical Co. Ltd. (Japan) 2.05%, 3/31/2030	894,000	746,564
Utah Acquisition Sub, Inc. 5.25%, 6/15/2046	300,000	229,929
Viatris, Inc.
2.30%, 6/22/2027	500,000	438,088
3.85%, 6/22/2040	715,000	480,356
4.00%, 6/22/2050	352,000	225,296
Wyeth LLC 5.95%, 4/1/2037	557,000	612,594
		17,988,290
Professional Services — 0.0% ^
Broadridge Financial Solutions, Inc. 2.60%, 5/1/2031	160,000	130,989
Thomson Reuters Corp. (Canada) 3.35%, 5/15/2026	706,000	675,749
		806,738
Residential REITs — 0.1%
American Homes 4 Rent LP 4.90%, 2/15/2029 (e)	224,000	215,264
AvalonBay Communities, Inc.
3.50%, 11/15/2024	178,000	173,278
2.30%, 3/1/2030	441,000	372,576
Camden Property Trust 4.10%, 10/15/2028	245,000	235,009
ERP Operating LP 4.15%, 12/1/2028	427,000	411,868
Essex Portfolio LP 4.50%, 3/15/2048	109,000	87,808
Spirit Realty LP 3.20%, 1/15/2027	276,000	250,661
Sun Communities Operating LP
2.70%, 7/15/2031	90,000	70,870
4.20%, 4/15/2032	130,000	113,595
Tanger Properties LP 3.13%, 9/1/2026	181,000	160,789
UDR, Inc.
3.00%, 8/15/2031	222,000	188,472
2.10%, 6/15/2033	138,000	101,539
		2,381,729
Retail REITs — 0.0% ^
Agree LP 4.80%, 10/1/2032	92,000	86,031
Kimco Realty OP LLC 4.60%, 2/1/2033	288,000	266,699
Realty Income Corp. 0.75%, 3/15/2026	11,000	9,704
		362,434
Semiconductors & Semiconductor Equipment — 0.6%
Analog Devices, Inc.
2.10%, 10/1/2031	150,000	124,706

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
2.80%, 10/1/2041	260,000	192,664
2.95%, 10/1/2051	189,000	131,903
Applied Materials, Inc.
1.75%, 6/1/2030	10,000	8,347
2.75%, 6/1/2050	243,000	169,242
Broadcom, Inc.
4.11%, 9/15/2028	46,000	43,710
2.45%, 2/15/2031 (f)	155,000	125,170
4.30%, 11/15/2032	47,000	42,729
3.14%, 11/15/2035 (f)	200,000	152,411
4.93%, 5/15/2037 (f)	1,104,000	989,969
3.50%, 2/15/2041 (f)	350,000	258,299
Intel Corp.
4.15%, 8/5/2032 (e)	150,000	142,397
2.80%, 8/12/2041	1,595,000	1,115,217
3.73%, 12/8/2047	60,000	45,799
5.70%, 2/10/2053	255,000	252,310
KLA Corp. 3.30%, 3/1/2050	289,000	214,406
Lam Research Corp.
1.90%, 6/15/2030	10,000	8,368
2.88%, 6/15/2050	20,000	13,752
Marvell Technology, Inc. 2.45%, 4/15/2028	150,000	130,795
Micron Technology, Inc.
4.98%, 2/6/2026 (e)	507,000	502,191
2.70%, 4/15/2032	311,000	245,575
NVIDIA Corp. 0.58%, 6/14/2024	1,279,000	1,218,441
NXP BV (China)
2.65%, 2/15/2032	125,000	101,004
3.25%, 5/11/2041	1,261,000	900,434
QUALCOMM, Inc.
3.25%, 5/20/2050	100,000	73,791
4.50%, 5/20/2052	10,000	8,896
Skyworks Solutions, Inc. 1.80%, 6/1/2026	320,000	286,806
Texas Instruments, Inc.
2.90%, 11/3/2027	1,758,000	1,659,425
2.70%, 9/15/2051	30,000	20,306
TSMC Arizona Corp. (Taiwan) 1.75%, 10/25/2026	1,030,000	927,768
		10,106,831
Software — 0.4%
Fortinet, Inc. 2.20%, 3/15/2031	83,000	67,924
Microsoft Corp.
3.30%, 2/6/2027	150,000	146,668
2.53%, 6/1/2050	520,000	358,054
4.00%, 2/12/2055	1,111,000	1,002,707
Oracle Corp.
2.50%, 4/1/2025	700,000	667,491
2.95%, 5/15/2025	951,000	912,764

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Software — continued
3.25%, 11/15/2027	688,000	641,789
3.65%, 3/25/2041	30,000	22,635
4.00%, 7/15/2046	200,000	149,535
3.60%, 4/1/2050	1,000,000	690,086
3.95%, 3/25/2051	2,119,000	1,551,381
5.55%, 2/6/2053	10,000	9,343
4.10%, 3/25/2061	273,000	194,267
Roper Technologies, Inc. 1.75%, 2/15/2031	130,000	102,882
Salesforce, Inc.
1.95%, 7/15/2031	50,000	41,452
2.90%, 7/15/2051	298,000	204,498
VMware, Inc.
3.90%, 8/21/2027	190,000	180,943
1.80%, 8/15/2028	91,000	76,558
2.20%, 8/15/2031	50,000	39,135
Workday, Inc. 3.70%, 4/1/2029	250,000	232,618
		7,292,730
Specialized REITs — 0.2%
American Tower Corp.
3.38%, 5/15/2024	20,000	19,552
2.75%, 1/15/2027	130,000	119,446
2.10%, 6/15/2030	10,000	8,128
1.88%, 10/15/2030	840,000	665,563
2.30%, 9/15/2031	50,000	39,913
Crown Castle, Inc.
1.35%, 7/15/2025	150,000	137,969
1.05%, 7/15/2026	45,000	39,580
3.65%, 9/1/2027	150,000	141,252
4.30%, 2/15/2029	40,000	38,175
3.10%, 11/15/2029	920,000	813,138
2.25%, 1/15/2031	50,000	40,920
2.90%, 4/1/2041	275,000	189,677
CubeSmart LP 2.00%, 2/15/2031	149,000	116,986
EPR Properties 4.95%, 4/15/2028	247,000	212,621
Equinix, Inc.
2.63%, 11/18/2024	392,000	375,236
1.00%, 9/15/2025	25,000	22,579
2.50%, 5/15/2031	566,000	461,006
3.90%, 4/15/2032	125,000	112,184
3.00%, 7/15/2050	369,000	234,107
Extra Space Storage LP 2.35%, 3/15/2032	10,000	7,838
Life Storage LP
2.20%, 10/15/2030	139,000	111,952
2.40%, 10/15/2031	50,000	39,797
Public Storage 1.50%, 11/9/2026 (e)	200,000	179,851
Weyerhaeuser Co. 3.38%, 3/9/2033	202,000	174,114
		4,301,584

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialty Retail — 0.3%
AutoNation, Inc.
1.95%, 8/1/2028	319,000	261,240
3.85%, 3/1/2032	150,000	126,704
AutoZone, Inc. 4.00%, 4/15/2030	275,000	256,418
Best Buy Co., Inc. 1.95%, 10/1/2030	124,000	99,753
Dick's Sporting Goods, Inc. 4.10%, 1/15/2052	654,000	436,808
Home Depot, Inc. (The)
2.13%, 9/15/2026	500,000	465,194
0.90%, 3/15/2028	150,000	128,141
1.38%, 3/15/2031	50,000	39,570
1.88%, 9/15/2031	50,000	40,817
2.38%, 3/15/2051	11,000	6,697
2.75%, 9/15/2051	10,000	6,593
3.50%, 9/15/2056	1,023,000	772,139
Lowe's Cos., Inc.
1.30%, 4/15/2028	186,000	158,591
4.38%, 9/15/2045	707,000	585,427
4.05%, 5/3/2047	139,000	109,393
O'Reilly Automotive, Inc. 3.90%, 6/1/2029	428,000	406,568
Ross Stores, Inc. 0.88%, 4/15/2026	150,000	133,284
TJX Cos., Inc. (The)
1.15%, 5/15/2028 (e)	869,000	750,515
3.88%, 4/15/2030	238,000	228,211
		5,012,063
Technology Hardware, Storage & Peripherals — 0.6%
Apple, Inc.
2.85%, 5/11/2024	964,000	941,919
0.70%, 2/8/2026	2,000,000	1,818,335
2.20%, 9/11/2029	10,000	8,922
2.38%, 2/8/2041	1,155,000	848,495
3.45%, 2/9/2045	2,180,000	1,825,382
4.38%, 5/13/2045	2,104,000	1,989,567
2.95%, 9/11/2049	10,000	7,365
2.65%, 5/11/2050	176,000	121,124
2.85%, 8/5/2061	10,000	6,680
Dell International LLC
5.85%, 7/15/2025	200,000	202,642
5.25%, 2/1/2028	150,000	150,661
3.38%, 12/15/2041 (f)	700,000	482,118
Hewlett Packard Enterprise Co. 4.90%, 10/15/2025 (b)	150,000	149,052
HP, Inc.
1.45%, 6/17/2026	1,352,000	1,216,334
3.00%, 6/17/2027	23,000	21,255
4.20%, 4/15/2032	50,000	44,718
5.50%, 1/15/2033	150,000	147,475
Western Digital Corp. 4.75%, 2/15/2026	10,000	9,531
		9,991,575

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc.
2.38%, 11/1/2026	10,000	9,382
3.38%, 11/1/2046	10,000	7,973
PVH Corp. 4.63%, 7/10/2025	351,000	342,177
Ralph Lauren Corp. 3.75%, 9/15/2025	543,000	528,089
Tapestry, Inc.
4.13%, 7/15/2027	188,000	178,030
3.05%, 3/15/2032	150,000	120,613
VF Corp. 2.95%, 4/23/2030 (e)	50,000	41,258
		1,227,522
Tobacco — 0.3%
Altria Group, Inc.
2.45%, 2/4/2032	50,000	39,152
5.38%, 1/31/2044	658,000	609,196
3.88%, 9/16/2046	50,000	34,752
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	150,000	128,816
4.74%, 3/16/2032	150,000	137,321
4.39%, 8/15/2037	1,672,000	1,320,874
3.73%, 9/25/2040	250,000	174,351
4.76%, 9/6/2049	86,000	63,588
BAT International Finance plc (United Kingdom) 4.45%, 3/16/2028	150,000	142,334
Philip Morris International, Inc.
3.25%, 11/10/2024	1,737,000	1,693,424
3.38%, 8/15/2029	40,000	36,371
4.88%, 11/15/2043	449,000	394,130
4.25%, 11/10/2044	250,000	201,416
		4,975,725
Trading Companies & Distributors — 0.1%
Air Lease Corp.
0.80%, 8/18/2024	60,000	56,220
4.25%, 9/15/2024	306,000	299,660
5.30%, 2/1/2028	150,000	148,173
4.63%, 10/1/2028	101,000	94,788
3.25%, 10/1/2029	466,000	398,042
3.00%, 2/1/2030	50,000	41,652
2.88%, 1/15/2032	150,000	120,599
GATX Corp.
1.90%, 6/1/2031	50,000	38,548
3.50%, 6/1/2032	228,000	196,875
WW Grainger, Inc.
1.85%, 2/15/2025	121,000	115,189
4.20%, 5/15/2047	105,000	90,877
		1,600,623

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Water Utilities — 0.1%
American Water Capital Corp.
3.45%, 6/1/2029	1,020,000	945,719
6.59%, 10/15/2037	275,000	309,262
Essential Utilities, Inc. 4.28%, 5/1/2049	127,000	102,191
		1,357,172
Wireless Telecommunication Services — 0.5%
America Movil SAB de CV (Mexico)
3.63%, 4/22/2029	934,000	863,634
6.38%, 3/1/2035	10,000	10,896
Rogers Communications, Inc. (Canada)
2.90%, 11/15/2026	403,000	371,366
3.20%, 3/15/2027 (f)	27,000	25,160
3.80%, 3/15/2032 (f)	93,000	82,138
5.45%, 10/1/2043	10,000	9,191
5.00%, 3/15/2044	339,000	302,076
Telefonica Europe BV (Spain) 8.25%, 9/15/2030	358,000	418,881
T-Mobile USA, Inc.
2.63%, 4/15/2026	150,000	139,867
4.75%, 2/1/2028	332,000	325,856
2.55%, 2/15/2031	150,000	125,351
2.88%, 2/15/2031	50,000	42,660
2.70%, 3/15/2032	50,000	41,426
4.38%, 4/15/2040	1,503,000	1,320,201
3.00%, 2/15/2041	59,000	42,604
Vodafone Group plc (United Kingdom)
4.13%, 5/30/2025	350,000	343,743
4.38%, 5/30/2028	3,628,000	3,568,252
4.88%, 6/19/2049	521,000	448,539
		8,481,841
Total Corporate Bonds (Cost $457,925,177)		447,533,886
Commercial Mortgage-Backed Securities — 1.6%
BANK
Series 2017-BNK4, Class ASB, 3.42%, 5/15/2050	22,444	21,572
Series 2019-BN16, Class A4, 4.01%, 2/15/2052	60,000	56,426
Series 2019-BN21, Class A5, 2.85%, 10/17/2052	60,000	51,957
Series 2019-BN23, Class A3, 2.92%, 12/15/2052	142,000	124,303
Series 2018-BN10, Class A5, 3.69%, 2/15/2061	20,000	18,701
Series 2018-BN10, Class AS, 3.90%, 2/15/2061 (g)	180,000	165,058
Series 2019-BN19, Class A3, 3.18%, 8/15/2061	100,000	88,156
Series 2018-BN13, Class C, 4.58%, 8/15/2061 (g)	500,000	400,219
Series 2019-BN22, Class A4, 2.98%, 11/15/2062	260,000	228,590
Series 2020-BN26, Class A4, 2.40%, 3/15/2063	500,000	421,442
Series 2021-BN36, Class A5, 2.47%, 9/15/2064	500,000	411,318
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3, Class A4, 3.57%, 2/15/2050	20,000	18,766
BBCMS Mortgage Trust Series 2018-C2, Class A5, 4.31%, 12/15/2051	40,000	38,207

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Benchmark Mortgage Trust
Series 2018-B1, Class A5, 3.67%, 1/15/2051 (g)	50,000	46,437
Series 2018-B2, Class B, 4.29%, 2/15/2051 (g)	20,000	17,664
Series 2018-B5, Class A4, 4.21%, 7/15/2051	110,000	104,549
Series 2018-B6, Class A2, 4.20%, 10/10/2051	34,483	34,006
Series 2018-B8, Class A5, 4.23%, 1/15/2052	40,000	37,649
Series 2019-B11, Class A2, 3.41%, 5/15/2052	210,663	204,412
Series 2020-B16, Class AM, 2.94%, 2/15/2053 (g)	180,000	151,546
Series 2021-B31, Class A5, 2.67%, 12/15/2054	600,000	495,913
Series 2019-B13, Class A3, 2.70%, 8/15/2057	450,000	387,641
Cantor Commercial Real Estate Lending Series 2019-CF2, Class AS, 3.12%, 11/15/2052	75,000	63,123
CD Mortgage Trust
Series 2017-CD6, Class ASB, 3.33%, 11/13/2050	17,991	17,206
Series 2017-CD6, Class AM, 3.71%, 11/13/2050 (g)	30,000	27,240
Series 2018-CD7, Class A3, 4.01%, 8/15/2051	399,427	374,884
CFCRE Commercial Mortgage Trust
Series 2017-C8, Class A4, 3.57%, 6/15/2050	30,000	27,827
Series 2016-C7, Class ASB, 3.64%, 12/10/2054	13,551	13,079
Citigroup Commercial Mortgage Trust
Series 2014-GC21, Class AAB, 3.48%, 5/10/2047	3,134	3,097
Series 2014-GC23, Class B, 4.17%, 7/10/2047 (g)	30,000	28,623
Series 2015-GC29, Class C, 4.14%, 4/10/2048 (g)	40,000	36,947
Series 2016-C1, Class AAB, 3.00%, 5/10/2049	56,413	54,332
Series 2019-GC43, Class A4, 3.04%, 11/10/2052	1,000,000	868,864
Commercial Mortgage Trust
Series 2013-CR13, Class B, 4.87%, 11/10/2046 (g)	364,000	354,603
Series 2014-UBS5, Class AM, 4.19%, 9/10/2047 (g)	40,000	38,452
Series 2014-CR20, Class A3, 3.33%, 11/10/2047	36,746	35,583
Series 2014-UBS6, Class A4, 3.38%, 12/10/2047	115,907	111,549
Series 2015-LC19, Class A4, 3.18%, 2/10/2048	250,000	238,781
Series 2015-LC21, Class AM, 4.04%, 7/10/2048 (g)	30,000	28,262
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	30,000	28,672
Series 2015-PC1, Class A5, 3.90%, 7/10/2050	300,000	288,246
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4, 3.72%, 8/15/2048	30,000	28,632
Series 2016-C5, Class A5, 3.76%, 11/15/2048	27,000	25,745
Series 2019-C15, Class A4, 4.05%, 3/15/2052	210,000	195,113
DBGS Mortgage Trust Series 2018-C1, Class A4, 4.47%, 10/15/2051	20,000	18,922
DBJPM Mortgage Trust Series 2017-C6, Class A5, 3.33%, 6/10/2050	20,000	18,272
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K725, Class AM, 3.10%, 2/25/2024 (g)	50,000	49,257
Series K728, Class A2, 3.06%, 8/25/2024 (g)	48,372	47,284
Series K040, Class A2, 3.24%, 9/25/2024	70,000	68,235
Series K731, Class A2, 3.60%, 2/25/2025 (g)	46,767	45,692
Series K733, Class A2, 3.75%, 8/25/2025	498,515	488,272
Series K051, Class A2, 3.31%, 9/25/2025	40,000	38,847
Series K054, Class A2, 2.75%, 1/25/2026	1,000,000	956,996
Series K734, Class A2, 3.21%, 2/25/2026	370,000	357,802
Series K735, Class A2, 2.86%, 5/25/2026	49,413	47,278

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series K057, Class A2, 2.57%, 7/25/2026	63,000	59,780
Series K063, Class A1, 3.05%, 8/25/2026	29,049	28,413
Series K064, Class A2, 3.22%, 3/25/2027	1,000,000	960,704
Series K072, Class A2, 3.44%, 12/25/2027	400,000	385,687
Series K084, Class A2, 3.78%, 10/25/2028 (g)	500,000	486,559
Series K091, Class A2, 3.51%, 3/25/2029	1,000,000	960,459
Series K096, Class A2, 2.52%, 7/25/2029	295,000	267,182
Series K099, Class A2, 2.60%, 9/25/2029	400,000	362,831
Series K100, Class A2, 2.67%, 9/25/2029	400,000	364,115
Series K102, Class A2, 2.54%, 10/25/2029	400,000	360,841
Series K113, Class A2, 1.34%, 6/25/2030	700,000	574,522
Series K158, Class A1, 3.90%, 7/25/2030	1,132,315	1,112,700
Series K117, Class A2, 1.41%, 8/25/2030	1,265,000	1,035,899
Series K159, Class A2, 3.95%, 11/25/2030 (g)	400,000	389,535
Series K123, Class A2, 1.62%, 12/25/2030	500,000	412,639
Series K125, Class A2, 1.85%, 1/25/2031	300,000	251,189
Series K127, Class A2, 2.11%, 1/25/2031	600,000	512,046
Series K-1512, Class A2, 2.99%, 5/25/2031	75,000	68,381
Series K155, Class A3, 3.75%, 4/25/2033	545,000	518,075
Series K157, Class A2, 3.99%, 5/25/2033 (g)	250,000	244,342
Series K156, Class A3, 3.70%, 6/25/2033 (g)	91,000	86,117
Series K-1512, Class A3, 3.06%, 4/25/2034	150,000	131,689
Series K-1513, Class A3, 2.80%, 8/25/2034	325,000	276,732
Series K-1514, Class A2, 2.86%, 10/25/2034	400,000	339,333
Series K-1518, Class A2, 1.86%, 10/25/2035	1,100,000	818,199
FNMA ACES
Series 2014-M2, Class A2, 3.51%, 12/25/2023 (g)	14,166	14,025
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (g)	7,792	7,671
Series 2017-M10, Class AV2, 2.54%, 7/25/2024 (g)	40,425	39,314
Series 2017-M1, Class A2, 2.41%, 10/25/2026 (g)	151,372	142,303
Series 2017-M2, Class A2, 2.81%, 2/25/2027 (g)	291,340	276,925
Series 2017-M7, Class A2, 2.96%, 2/25/2027 (g)	282,262	268,994
Series 2017-M12, Class A2, 3.06%, 6/25/2027 (g)	134,900	128,891
Series 2018-M10, Class A2, 3.36%, 7/25/2028 (g)	40,000	38,496
Series 2018-M14, Class A2, 3.58%, 8/25/2028 (g)	429,938	416,473
Series 2019-M1, Class A2, 3.55%, 9/25/2028 (g)	74,896	72,473
Series 2019-M22, Class A2, 2.52%, 8/25/2029	581,814	526,949
Series 2021-M2S, Class A2, 1.81%, 10/25/2031 (g)	700,000	577,738
GS Mortgage Securities Trust
Series 2014-GC24, Class AAB, 3.65%, 9/10/2047	5,738	5,645
Series 2014-GC24, Class AS, 4.16%, 9/10/2047 (g)	170,000	161,807
Series 2015-GC28, Class A4, 3.14%, 2/10/2048	36,839	35,432
Series 2015-GC30, Class A4, 3.38%, 5/10/2050	25,000	23,797
Series 2018-GS9, Class A4, 3.99%, 3/10/2051 (g)	200,000	187,808
Series 2019-GSA1, Class A4, 3.05%, 11/10/2052	260,000	227,796
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class C, 4.05%, 7/15/2045 (g)	26,000	23,408
Series 2015-C29, Class B, 4.12%, 5/15/2048 (g)	40,000	36,422
Series 2015-C31, Class A3, 3.80%, 8/15/2048	555,603	531,820

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5, Class A5, 3.72%, 3/15/2050	600,000	558,133
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class B, 3.99%, 6/15/2049 (g)	20,000	16,820
Series 2017-C5, Class B, 4.01%, 3/15/2050 (g)	20,000	16,611
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22, Class AS, 3.56%, 4/15/2048	40,000	37,542
Series 2015-C25, Class ASB, 3.38%, 10/15/2048	19,765	19,166
Series 2015-C25, Class A5, 3.64%, 10/15/2048	40,000	38,048
Series 2016-C31, Class A5, 3.10%, 11/15/2049	450,000	415,398
Series 2016-C32, Class A4, 3.72%, 12/15/2049	295,000	277,135
Morgan Stanley Capital I Trust
Series 2016-UB12, Class A3, 3.34%, 12/15/2049	540,925	503,932
Series 2017-H1, Class C, 4.28%, 6/15/2050 (g)	25,000	21,071
Series 2019-L2, Class A4, 4.07%, 3/15/2052	50,000	46,898
Series 2019-L3, Class A4, 3.13%, 11/15/2052	100,000	87,790
UBS Commercial Mortgage Trust
Series 2017-C2, Class A4, 3.49%, 8/15/2050	700,000	640,515
Series 2017-C4, Class ASB, 3.37%, 10/15/2050	34,449	33,048
Series 2017-C5, Class AS, 3.78%, 11/15/2050 (g)	70,000	63,432
Series 2017-C7, Class AS, 4.06%, 12/15/2050 (g)	50,000	45,559
Wells Fargo Commercial Mortgage Trust
Series 2015-C27, Class A4, 3.19%, 2/15/2048	28,047	26,764
Series 2015-C28, Class A4, 3.54%, 5/15/2048	20,000	19,065
Series 2015-C29, Class A4, 3.64%, 6/15/2048	120,000	114,610
Series 2017-C38, Class A5, 3.45%, 7/15/2050	500,000	462,978
Series 2018-C45, Class A3, 3.92%, 6/15/2051	39,913	37,355
Series 2019-C51, Class A3, 3.06%, 6/15/2052	500,000	443,701
Series 2019-C52, Class A5, 2.89%, 8/15/2052	500,000	436,135
Series 2019-C53, Class A4, 3.04%, 10/15/2052	125,000	109,582
Series 2020-C55, Class A5, 2.73%, 2/15/2053	240,000	204,271
WFRBS Commercial Mortgage Trust
Series 2014-C22, Class A4, 3.49%, 9/15/2057	33,665	32,513
Series 2014-C22, Class A5, 3.75%, 9/15/2057	25,000	24,127
Total Commercial Mortgage-Backed Securities (Cost $30,981,793)		28,034,604
Foreign Government Securities — 1.6%
Canada Government Bond 1.63%, 1/22/2025	20,000	19,067
Export Development Canada 3.00%, 5/25/2027	105,000	101,038
Export-Import Bank of Korea
2.38%, 6/25/2024	490,000	475,392
0.75%, 9/21/2025	215,000	195,271
1.25%, 9/21/2030	460,000	368,273
1.38%, 2/9/2031	220,000	175,998
Hungary Government Bond 7.63%, 3/29/2041	262,000	291,075
Italian Republic Government Bond
2.38%, 10/17/2024	1,294,000	1,237,407
2.88%, 10/17/2029	452,000	395,424
5.38%, 6/15/2033	487,000	485,012

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Japan Bank for International Cooperation
3.38%, 10/31/2023	200,000	198,185
0.50%, 4/15/2024 (e)	200,000	191,630
3.00%, 5/29/2024	201,000	196,539
2.50%, 5/28/2025	220,000	210,169
2.75%, 1/21/2026	946,000	904,725
2.38%, 4/20/2026	250,000	235,725
2.88%, 6/1/2027	202,000	190,646
2.88%, 7/21/2027	218,000	205,780
3.50%, 10/31/2028	450,000	431,445
Japan International Cooperation Agency 1.00%, 7/22/2030	710,000	566,986
Oriental Republic of Uruguay
4.50%, 8/14/2024	333,333	333,533
4.38%, 10/27/2027	86,000	85,917
5.75%, 10/28/2034 (e)	76,000	83,047
4.13%, 11/20/2045 (e)	805,000	725,189
Province of Alberta
3.35%, 11/1/2023	100,000	99,133
1.00%, 5/20/2025	885,000	824,185
Province of British Columbia
1.75%, 9/27/2024	956,000	917,461
2.25%, 6/2/2026	299,000	282,164
0.90%, 7/20/2026	705,000	636,615
Province of Ontario
3.40%, 10/17/2023 (e)	257,000	255,085
3.05%, 1/29/2024	155,000	152,644
3.20%, 5/16/2024	247,000	242,213
2.50%, 4/27/2026	10,000	9,503
2.30%, 6/15/2026 (e)	490,000	461,836
3.10%, 5/19/2027	25,000	23,992
1.05%, 5/21/2027 (e)	10,000	8,861
2.00%, 10/2/2029	175,000	154,938
2.13%, 1/21/2032	212,000	182,375
Province of Quebec
1.50%, 2/11/2025	1,000,000	947,487
0.60%, 7/23/2025	862,000	794,981
2.50%, 4/20/2026	99,000	94,283
Republic of Chile
2.45%, 1/31/2031	1,543,000	1,341,058
2.55%, 7/27/2033 (e)	741,000	610,413
3.10%, 5/7/2041	511,000	382,461
4.34%, 3/7/2042 (e)	370,000	326,742
Republic of Indonesia
4.15%, 9/20/2027	247,000	242,270
3.40%, 9/18/2029	200,000	186,934
3.85%, 10/15/2030	494,000	469,073
4.35%, 1/11/2048	500,000	442,336
3.35%, 3/12/2071	201,000	133,636

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Republic of Panama
8.88%, 9/30/2027	654,000	758,908
2.25%, 9/29/2032	1,500,000	1,150,643
6.70%, 1/26/2036	78,000	83,274
4.30%, 4/29/2053	200,000	146,366
4.50%, 4/1/2056	211,000	155,985
Republic of Peru
2.39%, 1/23/2026	783,000	735,700
4.13%, 8/25/2027	22,000	21,590
2.78%, 1/23/2031	120,000	102,229
1.86%, 12/1/2032	200,000	151,779
8.75%, 11/21/2033	10,000	12,602
3.55%, 3/10/2051	12,000	8,687
3.60%, 1/15/2072	99,000	64,957
3.23%, 7/28/2121	1,321,000	762,760
Republic of Philippines
7.50%, 9/25/2024	784,000	799,682
9.50%, 2/2/2030	304,000	385,867
2.95%, 5/5/2045	1,282,000	917,119
2.65%, 12/10/2045	250,000	168,834
3.20%, 7/6/2046	200,000	148,145
Republic of Poland
3.25%, 4/6/2026	100,000	97,098
5.50%, 11/16/2027	50,000	51,844
5.75%, 11/16/2032	18,000	19,107
State of Israel Government Bond 2.75%, 7/3/2030	225,000	200,093
Svensk Exportkredit AB 1.75%, 12/12/2023 (e)	200,000	196,178
United Mexican States
4.50%, 4/22/2029	457,000	444,714
3.25%, 4/16/2030	455,000	405,814
3.50%, 2/12/2034	250,000	210,300
6.75%, 9/27/2034	265,000	290,270
4.75%, 3/8/2044	176,000	148,712
5.00%, 4/27/2051	300,000	256,289
3.77%, 5/24/2061	499,000	332,065
5.75%, 10/12/2110	40,000	34,965
Total Foreign Government Securities (Cost $28,963,720)		27,788,728
Supranational — 1.5%
African Development Bank (Supranational)
3.00%, 9/20/2023	51,000	50,630
0.88%, 3/23/2026	67,000	61,115
0.88%, 7/22/2026	475,000	429,097
Asian Development Bank (Supranational)
0.63%, 10/8/2024	1,083,000	1,023,644
1.50%, 10/18/2024	450,000	430,073
0.63%, 4/29/2025	79,000	73,344
0.38%, 9/3/2025	1,892,000	1,733,788
0.50%, 2/4/2026	835,000	757,802

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Supranational — continued
1.00%, 4/14/2026	862,000	789,191
1.25%, 6/9/2028	201,000	176,743
1.88%, 1/24/2030	40,000	35,357
Asian Infrastructure Investment Bank (The) (Supranational)
0.50%, 10/30/2024	120,000	112,845
0.50%, 1/27/2026	234,000	211,450
Corp. Andina de Fomento (Supranational)
1.63%, 9/23/2025 (e)	2,116,000	1,960,024
2.25%, 2/8/2027 (e)	468,000	426,188
Council of Europe Development Bank (Supranational) 1.38%, 2/27/2025 (e)	281,000	265,729
European Bank for Reconstruction & Development (Supranational)
1.63%, 9/27/2024	50,000	47,946
0.50%, 11/25/2025	200,000	182,533
European Investment Bank (Supranational)
0.25%, 9/15/2023	623,000	613,951
1.88%, 2/10/2025	479,000	457,768
1.63%, 3/14/2025	670,000	636,465
0.38%, 12/15/2025	2,280,000	2,073,496
0.38%, 3/26/2026	3,074,000	2,770,921
1.63%, 10/9/2029	300,000	263,953
0.88%, 5/17/2030	639,000	526,643
Inter-American Development Bank (Supranational)
3.25%, 7/1/2024	30,000	29,439
0.88%, 4/3/2025	10,000	9,352
7.00%, 6/15/2025	91,000	95,090
2.00%, 6/2/2026	481,000	452,030
4.00%, 1/12/2028	350,000	351,239
1.13%, 7/20/2028	312,000	271,558
3.50%, 9/14/2029	15,000	14,686
3.20%, 8/7/2042	2,061,000	1,759,335
4.38%, 1/24/2044	191,000	192,099
International Bank for Reconstruction & Development (Supranational)
2.50%, 3/19/2024	408,000	399,115
2.50%, 11/25/2024	470,000	455,161
0.75%, 3/11/2025	43,000	40,204
0.63%, 4/22/2025	50,000	46,481
0.38%, 7/28/2025	1,259,000	1,158,183
2.50%, 7/29/2025	1,296,000	1,248,329
3.13%, 11/20/2025	70,000	68,177
0.75%, 11/24/2027	254,000	221,083
1.13%, 9/13/2028	2,600,000	2,256,486
1.75%, 10/23/2029	40,000	35,226
0.75%, 8/26/2030	300,000	241,676
2.50%, 3/29/2032	30,000	27,113
4.75%, 2/15/2035	192,000	204,498
International Finance Corp. (Supranational) 0.75%, 10/8/2026	51,000	45,719

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Supranational — continued
Nordic Investment Bank (Supranational) 2.25%, 5/21/2024	200,000	194,633
Total Supranational (Cost $26,818,220)		25,927,608
U.S. Government Agency Securities — 1.2%
FFCB Funding Corp.
0.39%, 6/17/2024	662,000	628,695
0.57%, 7/2/2024	45,000	42,714
0.69%, 7/22/2025	225,000	206,642
0.57%, 8/12/2025	150,000	137,203
0.75%, 12/16/2026	100,000	87,786
1.30%, 3/30/2027	820,000	733,399
0.79%, 6/21/2027	110,000	96,141
0.84%, 2/2/2028	50,000	42,685
1.10%, 8/10/2029	39,000	32,269
1.23%, 9/10/2029	35,000	29,086
1.23%, 7/29/2030	252,000	203,437
1.24%, 9/3/2030	129,000	103,194
1.32%, 9/9/2030	360,000	289,556
1.24%, 12/23/2030	120,000	94,962
1.38%, 1/14/2031	135,000	107,844
1.30%, 2/3/2031	125,000	99,040
2.23%, 3/12/2035	12,000	9,241
1.69%, 8/20/2035	11,000	7,836
FHLB
2.50%, 2/13/2024	565,000	554,263
2.75%, 6/28/2024	75,000	73,126
1.50%, 8/15/2024	2,235,000	2,144,634
2.88%, 9/13/2024	430,000	418,798
2.75%, 12/13/2024	400,000	387,695
0.50%, 4/14/2025	1,785,000	1,659,927
0.58%, 2/11/2026	65,000	58,517
3.25%, 11/16/2028	860,000	836,742
2.13%, 9/14/2029	125,000	111,351
1.50%, 3/14/2031	30,000	24,755
5.50%, 7/15/2036	35,000	40,139
FHLMC
2.75%, 6/19/2023	282,000	281,656
0.25%, 6/26/2023	14,000	13,950
0.25%, 8/24/2023	357,000	352,759
1.50%, 2/12/2025	104,000	98,752
0.38%, 7/21/2025	290,000	266,076
0.38%, 9/23/2025	793,000	723,414
0.63%, 10/27/2025	300,000	273,332
0.70%, 12/23/2025	56,000	50,948
0.80%, 10/27/2026	103,000	91,561
0.80%, 10/28/2026	164,000	145,454
0.90%, 10/13/2027	65,000	56,455
3.82%, 12/14/2029 (h)	2,086,000	1,595,113

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Government Agency Securities — continued
6.25%, 7/15/2032	726,000	858,407
4.49%, 11/15/2038 (h)	597,000	299,178
4.14%, 11/15/2038 (h)	750,000	371,938
FNMA
0.30%, 8/3/2023	1,022,000	1,013,337
2.88%, 9/12/2023	256,000	254,182
1.75%, 7/2/2024	75,000	72,377
2.63%, 9/6/2024	838,000	814,799
1.63%, 1/7/2025	370,000	352,507
0.38%, 8/25/2025	300,000	274,462
0.50%, 11/7/2025	155,000	141,333
2.13%, 4/24/2026	25,000	23,664
1.88%, 9/24/2026	1,091,000	1,017,143
0.88%, 12/18/2026	60,000	53,267
0.75%, 10/8/2027	14,000	12,292
6.25%, 5/15/2029	310,000	348,309
7.13%, 1/15/2030	31,000	36,803
0.88%, 8/5/2030	1,682,000	1,366,166
Israel Government AID Bond (Israel) 5.50%, 9/18/2023	473,000	472,947
Tennessee Valley Authority
2.88%, 9/15/2024	37,000	35,906
0.75%, 5/15/2025	59,000	54,714
7.13%, 5/1/2030	166,000	195,043
4.70%, 7/15/2033	408,000	422,536
6.15%, 1/15/2038	35,000	40,773
4.25%, 9/15/2065	572,000	513,539
Total U.S. Government Agency Securities (Cost $23,049,679)		22,256,769
Municipal Bonds — 0.3% (i)
Arizona — 0.0% ^
City of Tucson, Taxable Series 2021A, COP, AGM, 2.86%, 7/1/2047	865,000	619,127
California — 0.2%
Bay Area Toll Authority, Toll Bridge
Series 2010S-1, Rev., 6.92%, 4/1/2040	40,000	47,883
Series 2009F-2, Rev., 6.26%, 4/1/2049	100,000	118,442
California State University, Systemwide Series 2021B, Rev., 2.72%, 11/1/2052	1,070,000	703,484
East Bay Municipal Utility District, Water System Series 2010B, Rev., 5.87%, 6/1/2040	155,000	172,688
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2021B, Rev., 3.29%, 6/1/2042	455,000	351,258
Los Angeles Unified School District, Build America Bonds
Series 2009KRY, GO, 5.75%, 7/1/2034	20,000	21,365
Series 2010RY, GO, 6.76%, 7/1/2034	105,000	119,673
Regents of the University of California Medical Center Pooled
Series H, Rev., 6.55%, 5/15/2048	40,000	46,902
Series 2020N, Rev., 3.71%, 5/15/2120	140,000	93,590
Santa Clara Valley Transportation Authority, Measure A Sales Tax Series 2010A, Rev., 5.88%, 4/1/2032	180,000	191,398

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
State of California, Various Purpose
GO, 7.50%, 4/1/2034	235,000	287,872
GO, 7.55%, 4/1/2039	400,000	502,553
Total California		2,657,108
Connecticut — 0.0% ^
State of Connecticut Series A, GO, 5.85%, 3/15/2032	75,000	80,505
Florida — 0.0% ^
State Board of Administration Finance Corp. Series 2020A, Rev., 2.15%, 7/1/2030	147,000	124,097
Georgia — 0.0% ^
Municipal Electric Authority of Georgia Series 2010-A, Rev., 7.06%, 4/1/2057	48,000	48,974
Illinois — 0.0% ^
Chicago O'Hare International Airport, General Airport, Senior Lien Series 2018C, Rev., 4.47%, 1/1/2049	25,000	22,954
Metropolitan Water Reclamation District of Greater Chicago GO, 5.72%, 12/1/2038	55,000	59,895
Sales Tax Securitization Corp. Series 2019A, Rev., 4.64%, 1/1/2040	55,000	52,752
State of Illinois GO, 5.10%, 6/1/2033	410,000	405,495
Total Illinois		541,096
Missouri — 0.0% ^
Health and Educational Facilities Authority of the State of Missouri, The Washington University Series 2017A, Rev., 3.65%, 8/15/2057	45,000	35,935
Nebraska — 0.0% ^
University of Nebraska Facilities Corp., Taxable Series 2019A, Rev., 3.04%, 10/1/2049	50,000	37,368
New Jersey — 0.0% ^
New Jersey Economic Development Authority, Pension Funding Series 1997A, Rev., NATL-RE, 7.43%, 2/15/2029	35,000	37,969
New Jersey Turnpike Authority Series F, Rev., 7.41%, 1/1/2040	250,000	314,347
Total New Jersey		352,316
New York — 0.0% ^
Port Authority of New York and New Jersey, Consolidated
Series 174, Rev., 4.46%, 10/1/2062	100,000	90,896
Series 192, Rev., 4.81%, 10/15/2065	120,000	116,262
Total New York		207,158
Ohio — 0.0% ^
American Municipal Power, Inc., Combined Hydroelectric Projects Series 2010B, Rev., 7.83%, 2/15/2041	25,000	31,379
Texas — 0.0% ^
Dallas Area Rapid Transit, Sales Tax, Senior Lien Series 2021-A, Rev., 2.61%, 12/1/2048	100,000	69,914
Grand Parkway Transportation Corp., System Toll Series 2020B, Rev., 3.24%, 10/1/2052	100,000	71,698
Permanent University Fund - Texas A&M University System Series B, Rev., 3.66%, 7/1/2047	325,000	271,839
State of Texas, Transportation Commission Highway Improvement Series 2010A, GO, 4.68%, 4/1/2040	45,000	44,966
State of Texas, Transportation Commission Mobility Fund Series 2009A, GO, 5.52%, 4/1/2039	120,000	129,759
Texas Private Activity Bond Surface Transportation Corp., North Tarrant Express Managed Lanes Project, Mobility Partners LLC Series 2019B, Rev., 3.92%, 12/31/2049	100,000	79,776
Total Texas		667,952

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Virginia — 0.1%
University of Virginia Series 2020, Rev., 2.26%, 9/1/2050	1,120,000	691,887
Total Municipal Bonds (Cost $7,398,270)		6,094,902
Asset-Backed Securities — 0.3%
American Express Credit Account Master Trust
Series 2022-2, Class A, 3.39%, 5/15/2027	800,000	777,402
Series 2022-3, Class A, 3.75%, 8/15/2027	200,000	195,516
Capital One Multi-Asset Execution Trust Series 2019-A3, Class A3, 2.06%, 8/15/2028	400,000	369,061
CarMax Auto Owner Trust Series 2022-1, Class A4, 1.70%, 8/16/2027	365,000	338,497
Citibank Credit Card Issuance Trust Series 2018-A7, Class A7, 3.96%, 10/13/2030	100,000	96,874
Delta Air Lines Pass-Through Trust Series 2019-1, Class AA, 3.20%, 4/25/2024	100,000	97,502
Evergy Metro, Inc., 4.20%, 3/15/2048	209,000	172,107
Ford Credit Floorplan Master Owner Trust
Series 2020-2, Class A, 1.06%, 9/15/2027	600,000	547,374
Series 2018-4, Class A, 4.06%, 11/15/2030	600,000	575,475
GM Financial Consumer Automobile Receivables Trust Series 2020-3, Class A4, 0.58%, 1/16/2026	500,000	476,195
Toyota Auto Receivables Owner Trust Series 2022-B, Class A3, 2.93%, 9/15/2026	600,000	579,482
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 1/15/2026	102,750	96,929
Series 2014-1, Class A, 4.00%, 4/11/2026	851,141	800,903
World Omni Select Auto Trust Series 2019-A, Class D, 2.59%, 12/15/2025	182,000	178,870
Total Asset-Backed Securities (Cost $5,414,183)		5,302,187
	SHARES
Short-Term Investments — 10.4%
Investment Companies — 9.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.06% (j) (k) (Cost $173,746,176)	173,746,176	173,746,176
Investment of Cash Collateral from Securities Loaned — 0.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.26% (j) (k)	9,991,047	9,992,046
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.06% (j) (k)	2,035,266	2,035,266
Total Investment of Cash Collateral from Securities Loaned (Cost $12,028,510)		12,027,312
Total Short-Term Investments (Cost $185,774,686)		185,773,488
Total Investments — 110.0% (Cost $2,077,619,878)		1,968,258,865
Liabilities in Excess of Other Assets — (10.0)%		(178,201,389)
NET ASSETS — 100.0%		1,790,057,476

Percentages indicated are based on net assets.

Abbreviations
ACES	Alternative Credit Enhancement Securities
AGM	Insured by Assured Guaranty Municipal Corp.
CME	Chicago Mercantile Exchange

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
COP	Certificate of Participation
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
RE	Reinsured
REIT	Real Estate Investment Trust
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
(a)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(b)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2023.

(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2023.
(d)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at May 31, 2023 is $892,266 or 0.05% of the Fund’s net
assets as of May 31, 2023.

(e)	The security or a portion of this security is on loan at May 31, 2023. The total value of securities on loan at May 31, 2023 is $11,029,638.
(f)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(g)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2023.

(h)	The rate shown is the effective yield as of May 31, 2023.
(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(k)	The rate shown is the current yield as of May 31, 2023.

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$5,302,187	$—	$5,302,187
Commercial Mortgage-Backed Securities	—	28,034,604	—	28,034,604
Corporate Bonds	—	447,533,886	—	447,533,886
Foreign Government Securities	—	27,788,728	—	27,788,728
Mortgage-Backed Securities	—	485,462,399	—	485,462,399
Municipal Bonds	—	6,094,902	—	6,094,902

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Supranational	$—	$25,927,608	$—	$25,927,608
U.S. Government Agency Securities	—	22,256,769	—	22,256,769
U.S. Treasury Obligations	—	734,084,294	—	734,084,294
Short-Term Investments
Investment Companies	173,746,176	—	—	173,746,176
Investment of Cash Collateral from Securities Loaned	12,027,312	—	—	12,027,312
Total Short-Term Investments	185,773,488	—	—	185,773,488
Total Investments in Securities	$185,773,488	$1,782,485,377	$—	$1,968,258,865
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2023	Shares at May 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.26% (a) (b)	$12,994,643	$14,000,001	$17,000,000	$(1,400)	$(1,198)	$9,992,046	9,991,047	$139,619	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.06% (a) (b)	2,787,225	19,904,804	20,656,763	—	—	2,035,266	2,035,266	23,886	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.06% (a) (b)	91,260,954	123,897,194	41,411,972	—	—	173,746,176	173,746,176	1,504,445	—
Total	$107,042,822	$157,801,999	$79,068,735	$(1,400)	$(1,198)	$185,773,488		$1,667,950	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2023.